File Nos. 33-74174
                                                                        811-8306
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 9                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 10                                                       [X]

                      (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     One Madison Avenue, New York, New York                         10010
     ----------------------------------------------------          ---------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (212) 578-7360


     Name and Address of Agent for Service
          James A. Shepherdson III
          First MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660

     Copies to:
        Judith A. Hasenauer            and   Richard C. Pearson
        Blazzard, Grodd & Hasenauer, P.C.    Executive Vice President, General
        P.O. Box 5108                        Counsel and Secretary
        Westport, CT  06881                  First MetLife Investors Insurance
        (203) 226-7866                       Company
                                             22 Corporate Plaza Drive
                                             Newport Beach, CA 92660



It is proposed that this filing will become effective:

     __X__ immediately  upon filing pursuant to paragraph (b) of Rule 485

     _____ on May 1, 2002 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts



                                EXPLANATORY NOTE

================================================================================
Different versions of the prospectus contained in this Registration Statement will be created. The versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
================================================================================





          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           ----------------------------
          PART A
Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A - Condensed Financial
                                                   Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - First MetLife Investors; The
                                                   Separate Account; Investment Options;
                                                   Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B
Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A


                                    THE FIXED
                              AND VARIABLE ANNUITY

                                    issued by

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       and

                             FIRST METLIFE INVESTORS
                                INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors Insurance Company (First MetLife Investors, we or us).

The annuity contract has many investment choices -- a fixed account which offers an interest rate which is guaranteed by First MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B-PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM Variable Insurance Funds: (Series 1) (Series 2)

         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Growth Fund (formerly AIM V.I. International
           Equity Fund)
         AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc. (Class A):

         Premier Growth Portfolio
         AllianceBernstein Real Estate Investment Portfolio

Alliance Variable Products Series Fund, Inc. (Class B):

         Premier Growth Portfolio
         AllianceBernstein Real Estate Investment Portfolio
         AllianceBernstein Value Portfolio
         AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.:

         VP Income & Growth Fund
         VP International Fund
         VP Value Fund

Dreyfus Stock Index Fund (Service Shares)

Dreyfus Variable Investment Fund (Service Shares):
         Appreciation Portfolio
         Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2)
         High Income Portfolio
         Growth Portfolio
         Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:

         Templeton Foreign Securities Fund (formerly Templeton
           International Securities Fund)
         Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares:

         Franklin Small Cap Fund
         Franklin Large Cap Growth Securities Fund
         Templeton Developing Markets Securities Fund
         Templeton Foreign Securities Fund (formerly Templeton
           International Securities Fund)
         Mutual Shares Securities Fund

General American Capital Company:

         Money Market Fund

INVESCO Variable Investment Funds, Inc.:

           INVESCO VIF - Dynamics Fund

Met Investors Series Trust * (Class A):

         J.P. Morgan Enhanced Index Portfolio
         J.P. Morgan International Equity Portfolio
         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         J.P. Morgan Small Cap Stock Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

Met Investors Series Trust (Class B):

         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Janus Aggressive Growth Portfolio
         J.P. Morgan Enhanced Index Portfolio
         J.P. Morgan International Equity Portfolio
         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         J.P. Morgan Small Cap Stock Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio
         MFS Research International Portfolio
         MFS Mid Cap Growth Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Innovation Portfolio
         PIMCO Total Return Portfolio
         PIMCO Money Market Portfolio
         Met/Putnam Research Portfolio
         State Street Research Concentrated International Portfolio Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B)

         MetLife Stock Index Portfolio

MFS Variable Insurance Trust (Initial Class):

         MFS Emerging Growth Series
         MFS Investors Trust Series
         MFS High Income Series
         MFS Research Series

MFS Variable Insurance Trust (Service Class):

         MFS Emerging Growth Series
         MFS Strategic Income Series (formerly MFS(R) Global Governments
             Series)
         MFS High Income Series
         MFS Research Series
         MFS New Discovery Series

New England Zenith Fund

         Capital Guardian U.S. Equity Series (Class B)
         Davis Venture Value Series (Class E)
         Harris Oakmark Focused Value Series (Class B)
         Jennison Growth Series (Class B)
         MFS Investors Trust Series (Class B)
         MFS Total Return Series (Class B)

Oppenheimer Variable Account Funds:

         Oppenheimer Bond Fund/VA

PIMCO Variable Insurance Trust (Administrative Class):

         PIMCO High Yield Portfolio (formerly PIMCO High Yield Bond
            Portfolio)
         PIMCO Low Duration Portfolio (formerly PIMCO Low
            Duration Bond Portfolio)
         PIMCO StocksPLUS Growth and Income Portfolio

Putnam Variable Trust:

         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares

Putnam Variable Trust:

         Putnam VT Growth and Income Fund - Class IB Shares
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT International New Opportunities Fund - Class IB Shares Putnam VT New Value Fund - Class IB Shares
         Putnam VT Vista Fund - Class IB Shares

Russell Insurance Funds:
         Aggressive Equity Fund
         Core Bond Fund
         Multi-Style Equity Fund
         Non-U.S. Fund
         Real Estate Securities Fund

Scudder Variable Series I (Class B):

         International Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the First MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page ___ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2002


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS

  SUMMARY

  FEE TABLE

  EXAMPLES

  1. THE ANNUITY CONTRACT

  2. ANNUITY PAYMENTS (THE INCOME PHASE)
     Annuity Date
     Annuity Payments
     Annuity Options

  3. PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Free Look
     Accumulation Units

  4. INVESTMENT OPTIONS
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

  5. EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  6. TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Diversification

  7. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

  8. PERFORMANCE

  9. DEATH BENEFIT
     Upon Your Death
     Death of Annuitant

10. OTHER INFORMATION
     First MetLife Investors
     The Separate Account
     Distributor
     Ownership
     Beneficiary
     Assignment
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First MetLife Investors is a contract between you, the owner, and First MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First MetLife Investors. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First MetLife Investors.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios. Certain Portfolios may not be available with your contract. See Appendix B-Part 2 for a list of the Portfolios available with your contract.


5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year First MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o First MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, First MetLife Investors may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First MetLife Investors has had a purchase payment for seven years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from .205% to 1.84% of the average daily value of the investment portfolio depending upon the investment portfolio.


6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o First MetLife Investors will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

10. INQUIRIES:

If you need more information about buying a contract, please contact us at:

                     MetLife Investors Distribution Company
                     P.O. Box 10366
                     Des Moines, IA 50306-0366
                     800-343-8496

If you have any other questions, please contact us at our Home Office:

                     One Madison Avenue
                     New York, NY 10010
                     (800) ___-____
                     (212) 578-7360


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the Portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.


Owner Transaction Expenses
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 on page ____)         Payment       Charge
                                                      -------       ------
                                                         1            7%
                                                         2            6%
                                                         3            5%
                                                         4            4%
                                                         5            3%
                                                         6            2%
                                                         7            1%
                                                        8+            0%

The revised Withdrawal Charge schedule shown here is effective as of May 1, 2000 for all contracts, including existing contracts.

Transfer Fee (see Note 2 on page ___)

No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 on page ___)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

     Mortality and Expense Risk Premium     1.25%
     Administrative Expense Charge           .15%

     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                        1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)




                                                            Management                     Other           Total Annual
                                                             Fees                         Expenses         Portfolio Expenses
                                                            (after                        (after           (after
                                                             fee                          expense          expense
                                                             waivers                      reimburse-       reimburse-
                                                             for                          ment for         ment and/or fee
                                                            certain        12b-1 Fees/    certain          waivers for
                                                            Portfolios)    Service Fees   Portfolios)      certain Portfolios)
----------------------------------------------------      ---------------- -------------- ---------------  ---------------

AIM Variable Insurance Funds (Series 1):
         AIM V.I. Capital Appreciation Fund                   .61%           N/A             .24%             .85%
         AIM V.I. International Growth Fund                   .73%           N/A             .32%            1.05%
         AIM V.I. Premier Equity Fund                         .60%           N/A             .25%             .85%
-------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds (Series 2):
         AIM V.I. Capital Appreciation Fund                   .61%          .25%             .24%            1.10%
         AIM V.I. International Growth Fund                   .73%          .25%             .32%            1.30%
         AIM V.I. Premier Equity Fund                         .60%          .25%             .25%            1.10%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):
         Premier Growth Portfolio                            1.00%           N/A             .04%            1.04%
         AllianceBernstein Real Estate Investment
                      Portfolio (1)                           .58%           N/A             .37%              .95%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B):
         Premier Growth Portfolio                            1.00%          .25%              .04%            1.29%
         AllianceBernstein Real Estate Investment
                     Portfolio (2)                            .90%          .25%              .69%            1.84%
         AllianceBernstein Value Portfolio (3)                  0%          .25%              .95%            1.20%
         AllianceBernstein Small Cap Value Portfolio (3)        0%          .25%              .95%            1.20%
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
         VP Income & Growth Fund                              .70%           N/A                0%             .70%
         VP International Fund                               1.26%           N/A                0%            1.26%
         VP Value Fund                                        .97%           N/A                0%             .97%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Service Shares) (4)                 .25%          .25%              .07%             .57%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares):
         Appreciation Portfolio (4)                           .75%          .25%              .10%            1.10%
         Disciplined Stock Portfolio (4) (5)                  .75%          .12%              .13%            1.00%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)
         High Income Portfolio                                .58%          .25%              .15%             .98%
         Growth Portfolio (6)                                 .58%          .25%              .10%             .93%
         Equity-Income Portfolio (6)                          .48%          .25%              .11%             .84%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:
         Templeton Foreign Securities Fund (7)                .68%          N/A               .22%             .90%
         Templeton Developing Markets Securities Fund        1.25%          N/A               .32%            1.57%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 2 Shares (8)
         Franklin Small Cap Fund (7)                          .45%         .25%               .31%            1.01%
         Franklin Large Cap Growth Securities Fund (9)        .75%         .25%               .03%            1.03%
         Templeton Developing  Markets Securities Fund       1.25%         .25%               .32%            1.82%
         Templeton Foreign Securities Fund (7)                .68%         .25%               .22%            1.15%
         Mutual Shares Securities Fund                        .60%         .25%               .19%            1.04%
---------------------------------------------------------------------------------------------------------------------------------
General American Capital Company:
         Money Market Fund                                   .125%        N/A               .08%               .205%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. (10):
         INVESCO VIF - Dynamics Fund                         .75%         N/A               .33%              1.08%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust  (Class A) (11):
         J.P. Morgan Enhanced Index Portfolio                .53%         N/A               .12%              .65%
         J.P. Morgan International Equity Portfolio          .66%         N/A               .39%             1.05%
         J.P. Morgan Quality Bond Portfolio                  .43%         N/A               .17%              .60%
         J.P. Morgan Select Equity Portfolio                 .63%         N/A               .10%              .73%
         J.P. Morgan Small Cap Stock Portfolio               .85%         N/A               .24%             1.09%
         Lord Abbett Bond Debenture Portfolio                .58%         N/A               .12%              .70%
         Lord Abbett Developing Growth Portfolio             .51%         N/A               .44%              .95%
         Lord Abbett Growth and Income Portfolio             .59%         N/A               .05%              .64%
         Lord Abbett Growth Opportunities Portfolio          .00%         N/A               .85%              .85%
         Lord Abbett Mid-Cap Value Portfolio                 .69%         N/A               .21%              .90%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B) (12):
         Met/AIM Mid Cap Core Equity Portfolio               .00%         .25%              .90%             1.15%
         Met/AIM Small Cap Growth Portfolio                  .00%         .25%             1.05%             1.30%
         Janus Aggressive Growth Portfolio                   .00%         .25%              .85%             1.10%
         J.P. Morgan Enhanced Index Portfolio                .53%         .25%              .12%              .90%
         J.P. Morgan International Equity Portfolio          .67%         .25%              .38%             1.30%
         J.P. Morgan Quality Bond Portfolio                  .43%         .25%              .17%              .85%
         J.P. Morgan Select Equity Portfolio                 .62%         .25%              .11%              .98%
         J.P. Morgan Small Cap Stock Portfolio               .85%         .25%              .30%             1.40%
         Lord Abbett Bond Debenture Portfolio                .57%         .25%              .13%              .95%
         Lord Abbett Developing Growth Portfolio             .51%         .25%              .44%             1.20%
         Lord Abbett Growth and Income Portfolio             .59%         .25%              .05%              .89%
         Lord Abbett Growth Opportunities Portfolio          .0%          .25%              .85%             1.10%
         Lord Abbett Mid-Cap Value Portfolio                 .68%         .25%              .22%             1.15%
         MFS Research International Portfolio                .00%         .25%             1.00%             1.25%
         MFS Mid Cap Growth Portfolio                        .00%         .25%              .80%             1.05%
         Oppenheimer Capital Appreciation Portfolio          .00%         .25%              .75%             1.00%
         PIMCO Innovation Portfolio                          .00%         .25%             1.10%             1.35%
         PIMCO Total Return Portfolio                        .00%         .25%              .65%              .90%
         PIMCO Money Market Portfolio                        .00%         .25%              .50%              .75%
         Met/Putnam Research Portfolio                       .00%         .25%              .85%             1.10%
         State Street Research Concentrated
            International Portfolio                          .00%         .25%             1.10%             1.35%
         Third Avenue Small Cap Value Portfolio              .00%         .25%              .95%             1.20%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc. (Class B)
         MetLife Stock Index Portfolio                       .25%         .25%              .06%             .56%
---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class) (13):
         MFS Emerging Growth Series                          .75%         --                .12%              .87%
         MFS Investors Trust Series                          .75%         --                .15%              .90%
         MFS High Income Series (14)                         .75%         --                .16%              .91%
         MFS Research Series                                 .75%         -                 .15%              .90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (15):
         MFS Emerging Growth Series                          .75%        .25%               .12%             1.12%
         MFS Strategic Income Series (16)                    .75%        .25%               .17%             1.17%
         MFS High Income Series (16)                         .75%        .25%               .16%             1.16%
         MFS Research Series                                 .75%        .25%               .15%             1.15%
         MFS New Discovery Series (16)                       .90%        .25%               .16%             1.31%
---------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund
         Capital Guardian U.S. Equity Series (Class B)       .67%        .25%               .09%             1.01%
         Davis Venture Value Series (Class E)                .75%        .15%               .08%              .98%
         Harris Oakmark Focused Value Series (Class B)       .75%        .25%               .09%             1.09%
         Jennison Growth Series (Class B)                    .67%        .25%               .09%             1.01%
         MFS Investors Trust Series (Class B)                .75%        .25%               .15%             1.15%
         MFS Total Return Series (Class B)                   .75%        .25%               .14%             1.14%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
         Oppenheimer Bond Fund/VA                            .72%        N/A                .05%              .77%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (Administrative Class):
          PIMCO High Yield Portfolio (17)                    .25%        .15%              .35%               .75%
          PIMCO Low Duration Portfolio (18)                  .25%        .15%              .29%               .69%
          PIMCO StocksPLUS Growth and Income
             Portfolio (19)                                  .40%        .15%              .12%               .67%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
         Putnam VT Growth and Income Fund -
             Class IA Shares                                 .46%         N/A              .05%               .51%
         Putnam VT International Growth Fund -
             Class IA Shares                                 .76%         N/A              .18%               .94%
         Putnam VT Vista Fund -
             Class IA Shares                                 .61%         N/A              .06%               .67%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
          Putnam VT Growth and Income Fund -
             Class IB Shares                                 .46%         .25%(20)         .05%                 .76%
          Putnam VT International Growth  Fund  -
             Class IB Shares                                 .76%         .25%(20)         .18%                1.19%
          Putnam  VT International New Opportunities Fund -
             Class IB Shares                                1.00%         .25%(20)         .24%                1.49%
          Putnam VT New Value Fund -
             Class IB Shares                                 .70%         .25%(20)         .09%                1.04%
          Putnam VT Vista Fund -
             Class IB Shares                                 .61%         .25%(20)         .06%                 .92%
---------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds (21):
         Aggressive Equity Fund                              .82%          N/A             .43%                1.25%
         Core Bond Fund                                      .52%          N/A             .28%                 .80%
         Multi-Style Equity Fund                             .71%          N/A             .21%                 .92%
         Non-U.S. Fund                                       .82%          N/A             .48%                1.30%
         Real Estate Securities Fund                         .85%          N/A             .21%                1.06%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B):
         International Portfolio                             .84%          .25%            .16%                1.25%
---------------------------------------------------------------------------------------------------------------------------------


(1) The expenses shown are the actual expenses of the Portfolio for the year ended December 31, 2001. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at .95% annually. Beginning May 1, 2002, the AllianceBernstein Real Estate Investment Portfolio will have no waiver or reimbursement of expenses. For the year ended December 31, 2001, expenses for the Portfolio after reimbursement were: .58% for management fees, .37% for other expenses and .95% for total annual expenses.

(2) The expenses shown are the actual expenses of the Portfolio for the year ended December 31, 2001. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at 1.20% annually. Beginning May 1, 2002, the AllianceBernstein Real Estate Investment Portfolio will have no waiver or reimbursement of expenses. For the year ended December 31, 2001, expenses for the Portfolio after reimbursement were: .59% for management fees, .36% for other expenses, .25% for 12b-1 fees and 1.20% for total annual expenses.

(3) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are net of contractual fee waivers. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at 1.20% annually for each of these Portfolios. Beginning May 1, 2002, the expenses will be capped at 1.45% annually for each of these Portfolios. For the year ended December 31, 2001, the expenses for the AllianceBernstein Value Portfolio before reimbursement were .75% for management fees, .25% for 12b-1 fees, 1.47% for other expenses and 2.47% for total annual expenses. For the year ended December 31, 2001, the expenses for the AllianceBernstein Small Cap Value Portfolio before reimbursement were 1.00% for management fees, .25% for 12b-1 fees, 1.92% for other expenses and 3.17% for total annual expenses.

(4) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2001. Actual Expenses in future years may be higher or lower than the figures given above.

(5) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, 12b-1 fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets:
0.75%, 0.25%, 0.13% and 1.13%, respectively.

(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(7) For the Franklin Small Cap Fund, Templeton Foreign Securities Fund - Class 1 and Templeton Foreign Securities Fund - Class 2, the managers had agreed in advance to make estimated reductions of 0.08%, 0.01% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Without these reductions, the total annual Fund operating expenses are estimated to be 1.09%, 0.91% and 1.16%, respectively.

(8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9) The Fund's administration fee is paid indirectly through the management fee.

(10) The Fund's actual Other Expenses and Total Annual Fund Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

(11) In the interest of limiting expenses of each Portfolio until April 30, 2003 (except for the J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio and the J.P. Morgan Enhanced Index Portfolio, ..95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio and .85% for the Lord Abbett Growth Opportunities Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

Absent these expense reimbursement arrangements, management fees, other expenses and total annual portfolio expenses for the year ending December 31, 2001 were:
..60%, .12% and .72% for the Lord Abbett Bond Debenture Portfolio, .56%, .12% and ..68% for the J.P. Morgan Enhanced Index Portfolio, .53%, .17% and .70% for the J.P. Morgan Quality Bond Portfolio, .78%, .39% and 1.17% for the J.P. Morgan International Equity Portfolio, .70%, .21% and .91% for the Lord Abbett Mid-Cap Value Portfolio, .75%, .44% and 1.19% for the Lord Abbett Developing Growth Portfolio and .70%, 4.49% and 5.19% for the Lord Abbett Growth Opportunities Portfolio.

(12) In the interest of limiting expenses of each Portfolio until April 30, 2003 (except for the J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expenses ratios: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income, PIMCO Total Return and J.P. Morgan Enhanced Index Portfolios, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities, Met/Putnam Research and the Janus Aggressive Growth Portfolios, ..75% for the Oppenheimer Capital Appreciation Portfolio, .50% for the PIMCO Money Market Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, 0.90% for the Met/AIM Mid Cap Core Equity Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.10% for the State Street Research
Concentrated International Portfolio and .95% for the Third Avenue Small Cap Value Portfolio.

Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 were 0.95% for the J.P. Morgan Quality Bond Portfolio, 0.93% for the J.P. Morgan Enhanced Index Portfolio, 1.41% for the J.P. Morgan International Equity Portfolio, 1.17% for the Lord Abbett Mid-Cap Value Portfolio, 1.44% for the Lord Abbett Developing Growth Portfolio, 5.44% for the Lord Abbett Growth Opportunities
Portfolio, 0.98% for the Lord Abbett Bond Debenture Portfolio, 1.94% for the Met/Putnam Research Portfolio, 4.03% for the Janus Aggressive Growth Portfolio, 3.21% for the Oppenheimer Capital Appreciation Portfolio, 2.42% for the PIMCO Money Market Portfolio, 4.21% for the PIMCO Innovation Portfolio, 2.60% for the MFS Mid Cap Growth Portfolio, 5.33% for the MFS Research International Portfolio, 1.40% for the PIMCO Total Return Portfolio, 7.18% for the Met/AIM Mid Cap Core Equity Portfolio, 5.22% for the Met/AIM Small Cap Growth Portfolio and 5.69% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are: .53% for the J.P. Morgan Quality Bond Portfolio, .60% for the Lord Abbett Bond Debenture Portfolio, .70% for the Lord Abbett Mid-Cap Value Portfolio, .50% for the PIMCO Total Return Portfolio, .56% for the J.P. Morgan Enhanced Index Portfolio, .75% for the Lord Abbett
Developing Growth Portfolio, .78% for the J.P. Morgan International Equity Portfolio, .70% for the Lord Abbett Growth Opportunities Portfolio, .80% for the Met/Putnam Research Portfolio and the Janus Aggressive Growth Portfolio, .65% for the Oppenheimer Capital Appreciation Portfolio, .40% for the PIMCO Money Market Portfolio, 1.05% for the PIMCO Innovation Portfolio, .65% for the MFS Mid Cap Growth Portfolio, .80% for the MFS Research International Portfolio, .75% for the Met/AIM Mid Cap Core Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .75% for the Third Avenue Small Cap Value Portfolio.

(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(14) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series, such that the series' "Other Expenses" do not exceed .15% of the average daily net assets of the series during the current fiscal year. These contractual arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2001 were 1.01%.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(16) MFS has contractually agreed, subject to reimbursement by the series, to bear the series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2001, would have been 1.37% for the MFS Strategic Income Series, 1.26% with respect to the MFS High Income Series and 1.34% with respect to the MFS New Discovery Series.

(17) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% of average daily net assets of the High Yield Portfolio. Without such reduction, the Total Annual Portfolio Expenses for the fiscal year ended December 31, 2001 would have been .76% for the High Yield Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(18) "Other Expenses" reflects a 0.25% administrative fee and 0.04% interest expense. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.70%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(19) "Other Expenses" reflects a 0.10% administrative fee and 0.02% interest expense. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.67%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(20) Restated to reflect an increase in 12b-1 fees effective April 30, 2001 currently payable to Putnam Investment Management, LLC. The Trustees currently limit payments on Class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


(21) The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2003, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed .92% with respect to the Multi-Style Equity Fund, 1.25% with respect to the Aggressive Equity Fund, 1.30% with respect to the Non-U.S. Fund, 1.15% with respect to the Real Estate Securities Fund and .80% with respect to the Core Bond Fund and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed such amounts. Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and .99% for the Multi-Style Equity Fund; .95% and 1.38% for the Aggressive Equity Fund; .95% and 1.43% for the Non-U.S. Fund; and .60% and .88% for the Core Bond Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a)  if you surrender the contract at the end of each time period;

(b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                                                1 Year        3  Years       5 Years       10 Years


First MetLife Custom Select VA
-------------------------------

AIM Variable Insurance Funds, Inc. (Series 1)

   AIM V.I. Capital Appreciation                                               (a)$  93.80 (a)$ 118.16 (a)$   151.99 (a)$   266.24
                                                                               (b)   23.80 (b)   73.16 (b)    124.99 (b)    266.24

   AIM V.I. International Growth                                               (a)   95.80 (a)  124.17 (a)    161.99 (a)    286.12
                                                                               (b)   25.80 (b)   79.17 (b)    134.99 (b)    286.12

   AIM V.I. Premier Equity                                                     (a)   93.80 (a)  118.16 (a)    151.99 (a)    266.24
                                                                               (b)   23.80 (b)   73.16 (b)    124.99 (b)    266.24

Alliance Variable Products Series Fund, Inc. (Class A)

    Premier Growth                                                             (a)   95.70 (a)  123.87 (a)    161.49 (a)    285.14
                                                                               (b)   25.70 (b)   78.87 (b)    134.49 (b)    285.14

    AllianceBernstein Real Estate Investment                                   (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

Franklin Templeton Variable Insurance Products Trust (Class 1)

   Templeton Foreign Securities                                                (a)   94.40 (a)  119.97 (a)    155.00 (a)    272.25
                                                                               (b)   24.40 (b)   74.97 (b)    128.00 (b)    272.25

   Templeton Developing Markets Securities                                     (a)  100.98 (a)  139.61 (a)    187.51 (a)    335.82
                                                                               (b)   30.98 (b)   94.61 (b)    160.51 (b)    335.82

General American Capital Company

   Money Market Fund                                                           (a)   87.31 (a)   98.54 (a)    119.02 (a)    199.08
                                                                               (b)   17.31 (b)   53.54 (b)     92.02 (b)    199.08

Met Investors Series Trust (Class A)

   J.P. Morgan Quality Bond                                                    (a)   91.29 (a)  110.60 (a)    139.34 (a)    240.77
                                                                               (b)   21.29 (b)   65.60 (b)    112.34 (b)    240.77

   J.P. Morgan Small Cap Stock                                                 (a)   96.20 (a)  125.36 (a)    163.98 (a)    290.04
                                                                               (b)   26.20 (b)   80.36 (b)    136.98 (b)    290.04

   Lord Abbett Developing Growth                                               (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

   Lord Abbett Growth and Income                                               (a)   91.69 (a)  111.82 (a)    141.38 (a)    244.89
                                                                               (b)   21.69 (b)   66.82 (b)    114.38 (b)    244.89

   Lord Abbett Mid-Cap Value                                                   (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

MFS Varaible Insurance Trust (Initial Class)

   MFS Emerging Growth                                                         (a)   94.00 (a)  118.76 (a)    153.00 (a)    268.25
                                                                               (b)   24.00 (b)   73.76 (b)    126.00 (b)    268.25

   MFS Investors Trust                                                         (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

   MFS High Income                                                             (a)   94.40 (a)  119.97 (a)    155.00 (a)    272.25
                                                                               (b)   24.40 (b)   74.97 (b)    128.00 (b)    272.25

   MFS Research                                                                (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

New England Zenith Fund

   Capital Guardian US Equity (Class B)                                        (a)   95.40 (a)  122.97 (a)    160.00 (a)    282.18
                                                                               (b)   25.40 (b)   77.97 (b)    133.00 (b)    282.18

Oppenheimer Varaible Account Funds

   Oppenheimer Bond Fund/VA                                                    (a)   93.00 (a)  115.75 (a)    147.96 (a)    258.16
                                                                               (b)   23.00 (b)   70.75 (b)    120.96 (b)    258.16

Putnam Variable Trust

   Putnam VT Growth & Income - Class IA Shares                                 (a)   90.39 (a)  107.87 (a)    134.75 (a)    231.43
                                                                               (b)   20.39 (b)   62.87 (b)    107.75 (b)    231.43

   Putnam VT International Growth - Class IA Shares                            (a)   94.70 (a)  120.87 (a)    156.50 (a)    275.24
                                                                               (b)   24.70 (b)   75.87 (b)    129.50 (b)    275.24

   Putnam VT Vista - Class IA Shares                                           (a)   91.99 (a)  112.73 (a)    142.90 (a)    247.97
                                                                               (b)   21.99 (b)   67.73 (b)    115.90 (b)    247.97

First MetLife VA
-------------------

Met Investors Series Trust (Class A)

   J.P. Morgan International Equity                                            (a)   95.90 (a)  124.47 (a)    162.49 (a)    287.10
                                                                               (b)   25.90 (b)   79.47 (b)    135.49 (b)    287.10

   J.P. Morgan Enhanced Index                                                  (a)   91.79 (a)  112.12 (a)    141.89 (a)    245.92
                                                                               (b)   21.79 (b)   67.12 (b)    114.89 (b)    245.92

   J.P. Morgan Quality Bond                                                    (a)   91.29 (a)  110.60 (a)    139.34 (a)    240.77
                                                                               (b)   21.29 (b)   65.60 (b)    112.34 (b)    240.77

   J.P. Morgan Select Equity                                                   (a)   92.49 (a)  114.24 (a)    145.43 (a)    253.08
                                                                               (b)   22.49 (b)   69.24 (b)    118.43 (b)    253.08

   J.P. Morgan Small Cap Stock                                                 (a)   96.20 (a)  125.36 (a)    163.98 (a)    290.04
                                                                               (b)   26.20 (b)   80.36 (b)    136.98 (b)    290.04

   Lord Abbett Bond Debenture                                                  (a)   92.29 (a)  113.63 (a)    144.42 (a)    251.04
                                                                               (b)   22.29 (b)   68.63 (b)    117.42 (b)    251.04

   Lord Abbett Developing Growth                                               (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

   Lord Abbett Growth and Income                                               (a)   91.69 (a)  111.82 (a)    141.38 (a)    244.89
                                                                               (b)   21.69 (b)   66.82 (b)    114.38 (b)    244.89

   Lord Abbett Mid-Cap Value                                                   (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

   Lord Abbett Growth Opportunities                                            (a)   93.80 (a)  118.16 (a)    151.99 (a)    266.24
                                                                               (b)   23.80 (b)   73.16 (b)    124.99 (b)    266.24

General American Capital Company

   Money Market                                                                (a)   87.31 (a)   98.54 (a)    119.02 (a)    199.08
                                                                               (b)   17.31 (b)   53.54 (b)     92.02 (b)    199.08

First MetLife Class VA
-----------------------

   Met/AIM Mid Cap Core Equity                                                 (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   Met/AIM Small Cap Growth                                                    (a)   98.30 (a)  131.62 (a)    174.35 (a)    310.37
                                                                               (b)   28.30 (b)   86.62 (b)    147.35 (b)    310.37

   Janus Aggressive Growth                                                     (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   Lord Abbett Bond Debenture                                                  (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

   Lord Abbett Growth and Income                                               (a)   94.20 (a)  119.37 (a)    154.00 (a)    270.25
                                                                               (b)   24.20 (b)   74.37 (b)    127.00 (b)    270.25

   MFS Research International                                                  (a)   97.80 (a)  130.14 (a)    171.89 (a)    305.57
                                                                               (b)   27.80 (b)   85.14 (b)    144.89 (b)    305.57

   MFS Mid Cap Growth                                                          (a)   95.80 (a)  124.17 (a)    161.99 (a)    286.12
                                                                               (b)   25.80 (b)   79.17 (b)    134.99 (b)    286.12

   Oppenheimer Capital Appreciation                                            (a)   95.30 (a)  122.67 (a)    159.50 (a)    281.19
                                                                               (b)   25.30 (b)   77.67 (b)    132.50 (b)    281.19

   PIMCO Innovation                                                            (a)   98.79 (a)  133.11 (a)    176.80 (a)    315.14
                                                                               (b)   28.79 (b)   88.11 (b)    149.80 (b)    315.14

   PIMCO Total Return                                                          (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

   PIMCO Money Market                                                          (a)   92.80 (a)  115.15 (a)    146.95 (a)    256.13
                                                                               (b)   22.80 (b)   70.15 (b)    119.95 (b)    256.13

   Met/Putnam Research                                                         (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   State Street Research Concentrated International                            (a)   98.79 (a)  133.11 (a)    176.80 (a)    315.14
                                                                               (b)   28.79 (b)   88.11 (b)    149.80 (b)    315.14

   Third Avenue Small Cap Value                                                (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

Metropolitan Series Fund, Inc. (Class B)

   Metlife Stock Index Portfolio                                               (a)   90.89 (a)  109.39 (a)    137.30 (a)    236.63
                                                                               (b)   20.89 (b)   64.39 (b)    110.30 (b)    236.63

New England Zenith Fund

   Davis Venture Value (Class E)                                               (a)   95.10 (a)  122.07 (a)    158.50 (a)    279.21
                                                                               (b)   25.10 (b)   77.07 (b)    131.50 (b)    279.21

   Harris Oakmark Focused Value (Class B)                                      (a)   96.50 (a)  126.26 (a)    165.47 (a)    292.98
                                                                               (b)   26.50 (b)   81.26 (b)    138.47 (b)    292.98

   Jennison Growth (Class B)                                                   (a)   95.40 (a)  122.97 (a)    160.00 (a)    282.18
                                                                               (b)   25.40 (b)   77.97 (b)    133.00 (b)    282.18

First MetLife Class B
------------------------

   AIM V.I. Premier Equity (Class B)                                           (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares


   Franklin Large Cap Growth Securities                                        (a)   95.60 (a)  123.57 (a)    161.00 (a)    284.15
                                                                               (b)   25.60 (b)   78.57 (b)    134.00 (b)    284.15

   Templeton Foreign Securities                                                (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   Mutual Shares Securities                                                    (a)   95.70 (a)  123.87 (a)    161.49 (a)    285.14
                                                                               (b)   25.70 (b)   78.87 (b)    134.49 (b)    285.14

Met Investors Series Trust (Class B)

   J.P. Morgan Enhanced Index                                                  (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

   J.P. Morgan International Equity                                            (a)   98.30 (a)  131.62 (a)    174.35 (a)    310.37
                                                                               (b)   28.30 (b)   86.62 (b)    147.35 (b)    310.37

   J.P. Morgan Quality Bond                                                    (a)   93.80 (a)  118.16 (a)    151.99 (a)    266.24
                                                                               (b)   23.80 (b)   73.16 (b)    124.99 (b)    266.24

   J.P. Morgan Small Cap Stock                                                 (a)   99.29 (a)  134.59 (a)    179.24 (a)    319.88
                                                                               (b)   29.29 (b)   89.59 (b)    152.24 (b)    319.88

   J.P. Morgan Select Equity                                                   (a)   95.10 (a)  122.07 (a)    158.50 (a)    279.21
                                                                               (b)   25.10 (b)   77.07 (b)    131.50 (b)    279.21

   Lord Abbett Bond Debenture                                                  (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

   Lord Abbett Developing Growth                                               (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

   Lord Abbett Growth and Income                                               (a)   94.20 (a)  119.37 (a)    154.00 (a)    270.25
                                                                               (b)   24.20 (b)   74.37 (b)    127.00 (b)    270.25

   Lord Abbett Growth Opportunities                                            (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   Lord Abbett Mid-Cap Value                                                   (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   MFS Research International                                                  (a)   97.80 (a)  130.14 (a)    171.89 (a)    305.57
                                                                               (b)   27.80 (b)   85.14 (b)    144.89 (b)    305.57

   MFS Mid Cap Growth                                                          (a)   95.80 (a)  124.17 (a)    161.99 (a)    286.12
                                                                               (b)   25.80 (b)   79.17 (b)    134.99 (b)    286.12

   PIMCO Money Market                                                          (a)   92.80 (a)  115.15 (a)    146.95 (a)    256.13
                                                                               (b)   22.80 (b)   70.15 (b)    119.95 (b)    256.13

New England Zenith Fund

   Capital Guardian US Equity (Class B)                                        (a)   95.40 (a)  122.97 (a)    160.00 (a)    282.18
                                                                               (b)   25.40 (b)   77.97 (b)    133.00 (b)    282.18

   Davis Venture Value (Class E)                                               (a)   95.10 (a)  122.07 (a)    158.50 (a)    279.21
                                                                               (b)   25.10 (b)   77.07 (b)    131.50 (b)    279.21

   MFS Total Return (Class B)                                                  (a)   94.10 (a)  119.07 (a)    153.50 (a)    269.25
                                                                               (b)   24.10 (b)   74.07 (b)    126.50 (b)    269.25

   MFS Investors Trust (Class B)                                               (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

First Metlife Class AA
------------------------

AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation                                               (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   AIM V.I. International Growth                                               (a)   98.30 (a)  131.62 (a)    174.35 (a)    310.37
                                                                               (b)   28.30 (b)   86.62 (b)    147.35 (b)    310.37

   AIM V.I. Premier Equity                                                     (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

Alliance Variable Product Series Fund, Inc. (Class B)

    Premier Growth                                                             (a)   98.20 (a)  131.32 (a)    173.86 (a)    309.41
                                                                               (b)   28.20 (b)   86.32 (b)    146.86 (b)    309.41

   AllianceBernstein Real Estate Investment                                    (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

   AllianceBernstein Value                                                     (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

   Alliance Bernstein Small Cap Value                                          (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

American Century Variable Portfolios, Inc.

   VP Income & Growth                                                          (a)   92.29 (a)  113.63 (a)    144.42 (a)    251.04
                                                                               (b)   22.29 (b)   68.63 (b)    117.42 (b)    251.04

   VP International                                                            (a)   97.90 (a)  130.43 (a)    172.38 (a)    306.53
                                                                               (b)   27.90 (b)   85.43 (b)    145.38 (b)    306.53

   VP Value                                                                    (a)   95.00 (a)  121.77 (a)    158.00 (a)    278.22
                                                                               (b)   25.00 (b)   76.77 (b)    131.00 (b)    278.22

Dreyfus Stock Index Fund (Service Shares)                                      (a)   90.99 (a)  109.69 (a)    137.81 (a)    237.67
                                                                               (b)   20.99 (b)   64.69 (b)    110.81 (b)    237.67

Dreyfus Variable Investment Fund (Serivce Shares)

   Dreyfus VIF - Appreciation                                                  (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   Dreyfus VIF - Disciplined Stock                                             (a)   95.30 (a)  122.67 (a)    159.50 (a)    281.19
                                                                               (b)   25.30 (b)   77.67 (b)    132.50 (b)    281.19

Fidelity Variable Insurance Products Fund (Service Class 2)

   High Income                                                                 (a)   95.10 (a)  122.07 (a)    158.50 (a)    279.21
                                                                               (b)   25.10 (b)   77.07 (b)    131.50 (b)    279.21

   Growth                                                                      (a)   94.55 (a)  120.42 (a)    155.75 (a)    273.75
                                                                               (b)   24.55 (b)   75.42 (b)    128.75 (b)    273.75

   Equity-Income                                                               (a)   93.70 (a)  117.86 (a)    151.49 (a)    265.23
                                                                               (b)   23.70 (b)   72.86 (b)    124.49 (b)    265.23

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares

   Franklin Small Cap                                                          (a)   95.40 (a)  122.97 (a)    160.00 (a)    282.18
                                                                               (b)   25.40 (b)   77.97 (b)    133.00 (b)    282.18

   Templeton Developing Markets Securities                                     (a)  103.47 (a)  146.94 (a)    199.53 (a)    358.72
                                                                               (b)   33.47 (b)  101.94 (b)    172.53 (b)    358.72

   Templeton Foreign Securities                                                (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   Mutual Shares Securities                                                    (a)   95.70 (a)  123.87 (a)    161.49 (a)    285.14
                                                                               (b)   25.70 (b)   78.87 (b)    134.49 (b)    285.14

Invesco VIF Variable Investment Funds, Inc.

   Invesco VIF Dynamics (Class A)                                              (a)   96.10 (a)  125.06 (a)    163.48 (a)    289.07
                                                                               (b)   26.10 (b)   80.06 (b)    136.48 (b)    289.07

Met Investors Series Trust (Class B)

   J.P. Morgan Enhanced Index                                                  (a)   94.30 (a)  119.67 (a)    154.50 (a)    271.25
                                                                               (b)   24.30 (b)   74.67 (b)    127.50 (b)    271.25

   J.P. Morgan International Equity                                            (a)   98.30 (a)  131.62 (a)    174.35 (a)    310.37
                                                                               (b)   28.30 (b)   86.62 (b)    147.35 (b)    310.37

   J.P. Morgan Quality Bond                                                    (a)   91.29 (a)  110.60 (a)    139.34 (a)    240.77
                                                                               (b)   21.29 (b)   65.60 (b)    112.34 (b)    240.77

   J.P. Morgan Select Equity                                                   (a)   95.10 (a)  122.07 (a)    158.50 (a)    279.21
                                                                               (b)   25.10 (b)   77.07 (b)    131.50 (b)    279.21

   J.P. Morgan Small Cap Stock                                                 (a)   99.29 (a)  134.59 (a)    179.24 (a)    319.88
                                                                               (b)   29.29 (b)   89.59 (b)    152.24 (b)    319.88

   Lord Abbett Bond Debenture                                                  (a)   94.80 (a)  121.17 (a)    157.00 (a)    276.23
                                                                               (b)   24.80 (b)   76.17 (b)    130.00 (b)    276.23

   Lord Abbett Developing Growth                                               (a)   97.30 (a)  128.65 (a)    169.42 (a)    300.75
                                                                               (b)   27.30 (b)   83.65 (b)    142.42 (b)    300.75

   Lord Abbett Growth and Income                                               (a)   94.20 (a)  119.37 (a)    154.00 (a)    270.25
                                                                               (b)   24.20 (b)   74.37 (b)    127.00 (b)    270.25

   Lord Abbett Growth Opportunities                                            (a)   96.30 (a)  125.66 (a)    164.48 (a)    291.02
                                                                               (b)   26.30 (b)   80.66 (b)    137.48 (b)    291.02

   Lord Abbett Mid-Cap Value                                                   (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   PIMCO Total Return                                                          (a)   91.79 (a)  112.12 (a)    141.89 (a)    245.92
                                                                               (b)   21.79 (b)   67.12 (b)    114.89 (b)    245.92

   PIMCO Money Market                                                          (a)   92.80 (a)  115.15 (a)    146.95 (a)    256.13
                                                                               (b)   22.80 (b)   70.15 (b)    119.95 (b)    256.13

MFS Variable Insurance Trust (Service Class)

   MFS Emerging Growth                                                         (a)   96.50 (a)  126.26 (a)    165.47 (a)    292.98
                                                                               (b)   26.50 (b)   81.26 (b)    138.47 (b)    292.98

   MFS Strategic Income                                                        (a)   97.00 (a)  127.75 (a)    167.94 (a)    297.84
                                                                               (b)   27.00 (b)   82.75 (b)    140.94 (b)    297.84

   MFS High Income                                                             (a)   96.90 (a)  127.45 (a)    167.45 (a)    296.87
                                                                               (b)   26.90 (b)   82.45 (b)    140.45 (b)    296.87

   MFS Research                                                                (a)   96.80 (a)  127.16 (a)    166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16 (b)    139.95 (b)    295.90

   MFS New Discovery                                                           (a)   98.40 (a)  131.92 (a)    174.84 (a)    311.32
                                                                               (b)   28.40 (b)   86.92 (b)    147.84 (b)    311.32

New England Zenith Fund

   Capital Guardian U.S. Equity (Class B)                                      (a)   95.40 (a)  122.97 (a)    160.00 (a)    282.18
                                                                               (b)   25.40 (b)   77.97 (b)    133.00 (b)    282.18

   MFS Investors Trust (Class B)                                               (a)   96.80 (a)  127.16  (a)   166.95 (a)    295.90
                                                                               (b)   26.80 (b)   82.16  (b)   139.95 (b)    295.90

PIMCO Variable Insurance Trust (Administrative Class)


   PIMCO High Yield  (Class A)                                                 (a)   92.80 (a)  115.15 (a)    146.95 (a)    256.13
                                                                               (b)   22.80 (b)   70.15 (b)    119.95 (b)    256.13

   PIMCO Low Duration (Class A)                                                (a)   91.69 (a)  111.82 (a)    141.38 (a)    244.89
                                                                               (b)   21.69 (b)   66.82 (b)    114.38 (b)    244.89

   PIMCO StockPLUS Growth and Income (Class A)                                 (a)   91.79 (a)  112.12 (a)    141.89 (a)    245.92
                                                                               (b)   21.79 (b)   67.12 (b)    114.89 (b)    245.92

Putnam Variable Trust

   Putnam VT Growth and Income - Class IB Shares                               (a)   92.90 (a)  115.45 (a)    147.46 (a)    257.15
                                                                               (b)   22.90 (b)   70.45 (b)    120.46 (b)    257.15

   Putnam VT International Growth - Class IB Shares                            (a)   97.20 (a)  128.35 (a)    168.93 (a)    299.78
                                                                               (b)   27.20 (b)   83.35 (b)    141.93 (b)    299.78

   Putnam VT International New Opportunities - Class IB Shares                 (a)  100.19 (a)  137.25 (a)    183.63 (a)    328.35
                                                                               (b)   30.19 (b)   92.25 (b)    156.63 (b)    328.35

   Putnam VT New Value - Class IB Shares                                       (a)   95.70 (a)  123.87 (a)    161.49 (a)    285.14
                                                                               (b)   25.70 (b)   78.87 (b)    134.49 (b)    285.14

   Putnam VT Vista - Class IB Shares                                           (a)   94.50 (a)  120.27 (a)    155.50 (a)    273.25
                                                                               (b)   24.50 (b)   75.27 (b)    128.50 (b)    273.25

Scudder Variable Series I (Class B)

   International                                                               (a)   97.80 (a)  130.14 (a)    171.89 (a)    305.57
                                                                               (b)   27.80 (b)   85.14 (b)    144.89 (b)    305.57

First MetLife Russell Select VA
---------------------------------

Russell Insurance Funds

   Aggressive Equity Fund                                                      (a)   97.80 (a)  130.14 (a)    171.89 (a)    305.57
                                                                               (b)   27.80 (b)   85.14 (b)    144.89 (b)    305.57

   Core Bond Fund                                                              (a)   93.30 (a)  116.65 (a)    149.47 (a)    261.20
                                                                               (b)   23.30 (b)   71.65 (b)    122.47 (b)    261.20

   Multi-Style Equity Fund                                                     (a)   94.50 (a)  120.27 (a)    155.50 (a)    273.25
                                                                               (b)   24.50 (b)   75.27 (b)    128.50 (b)    273.25

   Non-U.S. Fund                                                               (a)   98.30 (a)  131.62 (a)    174.35 (a)    310.37
                                                                               (b)   28.30 (b)   86.62 (b)    147.35 (b)    310.37

   Real Estate Securities Fund                                                 (a)   95.90 (a)  124.47 (a)    162.49 (a)    287.10
                                                                               (b)   25.90 (b)   79.47 (b)    135.49 (b)    287.10

General American Capital Company

   Money Market Fund                                                           (a)   87.37 (a)   98.70 (a)    119.28 (a)    199.62
                                                                               (b)   17.37 (b)   53.70 (b)     92.28 (b)    199.62


Explanation of Fee Table

1. After First MetLife Investors has had a purchase payment for 7 years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First MetLife Investors.

2. First MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First MetLife Investors will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.


1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case First MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 11 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First MetLife Investors. If you select the fixed account, your money will be placed with the other general assets of First MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First MetLife Investors in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."


Contract Exchanges

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for the contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First MetLife Investors has the right to reduce the frequency of payments so that your annuity payments are at least $20.


Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the annuitant dies after the first payment and before the second payment, then we will make only one payment.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Taxes-Minimum Required Distributions." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Taxes-Minimum Required Distributions"). You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.


4.   INVESTMENT OPTIONS

The contract offers investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B-PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: First MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with First MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate First MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.


AIM VARIABLE INSURANCE FUNDS (Series 1) (Series 2)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

    AIM V.I. Capital Appreciation Fund
    AIM V.I. International Growth Fund (formerly known as AIM V.I. International
       Equity Fund)
    AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

   Premier Growth Portfolio (Class B)
   AllianceBernstein Real Estate Investment Portfolio (Class B)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


DREYFUS STOCK INDEX FUND (SERVICE SHARES)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2 SHARES)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

    High Income Portfolio
    Growth Portfolio
    Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund and the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

   Templeton Foreign Securities Fund (Class 1)
   Templeton Developing Markets Securities Fund (Class 1)
   Franklin Small Cap Fund (Class 2)
   Franklin Large Cap Growth Securities Fund (Class 2)
   Templeton Developing Markets Securities Fund (Class 2)
   Templeton Foreign Securities Fund (Class 2)
   Mutual Shares Securities Fund (Class 2)

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolio is available under the contract:

    INVESCO VIF - Dynamics Fund


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met
Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following portfolios are available under the contract:

                  J.P. Morgan Enhanced Index Portfolio (Class A)
                  J.P. Morgan International Equity Portfolio (Class A) J.P. Morgan Quality Bond Portfolio (Class A)
                  J.P. Morgan Select Equity Portfolio (Class A)
                  J.P. Morgan Small Cap Stock Portfolio (Class A)
                  Lord Abbett Bond Debenture Portfolio (Class A)
                  Lord Abbett Developing Growth Portfolio (Class A) Lord Abbett Growth and Income Portfolio (Class A) Lord Abbett Growth Opportunities Portfolio (Class A) Lord Abbett Mid-Cap Value Portfolio (Class A)

                  Met/AIM Mid Cap Core Equity Portfolio (Class B) Met/AIM Small Cap Growth Portfolio (Class B)
                  Janus Aggressive Growth Portfolio (Class B)
                  J.P. Morgan Enhanced Index Portfolio (Class B)
                  J.P. Morgan International Equity Portfolio (Class B) J.P. Morgan Quality Bond Portfolio (Class B)
                  J.P. Morgan Select Equity Portfolio (Class B)
                  J.P. Morgan Small Cap Stock Portfolio (Class B)
                  Lord Abbett Bond Debenture Portfolio (Class B)
                  Lord Abbett Developing Growth Portfolio (Class B) Lord Abbett Growth and Income Portfolio (Class B) Lord Abbett Growth Opportunities Portfolio (Class B) Lord Abbett Mid-Cap Value Portfolio (Class B)
                  MFS Research International Portfolio (Class B)
                  MFS Mid Cap Growth Portfolio (Class B)
                  Oppenheimer Capital Appreciation Portfolio (Class B) PIMCO Innovation Portfolio (Class B)
                  PIMCO Total Return Portfolio (Class B)
                  PIMCO Money Market Portfolio (Class B)
                  Met/Putnam Research Portfolio (Class B)
                  State Street Research Concentrated International
                      Portfolio (Class B)
                  Third Avenue Small Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, has overall responsibility for investment management for each portfolio. The following portfolio is currently available under the contract:

                   MetLife Stock Index Portfolio



MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  MFS Emerging Growth Series (Initial Class)
                  MFS Investors Trust Series (Initial Class)
                  MFS High Income Series (Initial Class)
                  MFS Research Series (Initial Class)
                  MFS Emerging Growth Series (Service Class)
                  MFS Strategic Income Series (Service Class)
                  MFS High Income Series (Service Class)
                  MFS Research Series (Service Class)
                  MFS New Discovery Series (Service Class)


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

                  MFS Total Return Series (Class B)
                  MFS Investors Trust Series (Class B)
                  Davis Venture Value Series (Class E)
                  Harris Oakmark Focused Value Series (Class B)
                  Jennison Growth Series (Class B)
                  Capital Guardian U.S. Equity Series (Class B)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

                  Oppenheimer Bond Fund/VA


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

                  PIMCO High Yield Portfolio (formerly PIMCO High Yield Bond
                      Portfolio)
                  PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond
                      Portfolio)
                  PIMCO StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  Putnam VT Growth and Income Fund - Class IA Shares
                  Putnam VT International Growth Fund - Class IA Shares Putnam VT Vista Fund (a stock portfolio) - Class IA Shares Putnam VT Growth and Income Fund - Class IB Shares
                  Putnam VT International Growth Fund - Class IB Shares Putnam VT International New Opportunities Fund - Class
                     IB Shares
                  Putnam VT New Value Fund - Class IB Shares
                  Putnam VT Vista Fund (a stock portfolio) - Class IB Shares


RUSSELL INSURANCE FUNDS

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

                 *Aggressive Equity Fund
                 *Core Bond Fund
                 *Multi-Style Equity Fund
                 *Non-U.S. Fund
                 *Real Estate Securities Fund


SCUDDER VARIABLE SERIES I (CLASS B)

Scudder Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

                  International Portfolio

Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First MetLife Investors is instructed otherwise, First MetLife Investors will accept instructions from either you or the other owner. First MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First MetLife Investors fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First MetLife Investors tape records all telephone instructions.

Transfers During the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the Separate Account investment portfolios invest. If we determine that your transfer patterns among the investment portfolios are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

Transfers During the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program (VA, Custom Select VA, Russell Select VA)

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. First MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 to 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. First MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Dollar Cost Averaging Programs (Class VA, Class B, Class AA)

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.   Standard Dollar Cost Averaging (DCA)

     This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or money market investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.   Enhanced Dollar Cost Averaging Program (EDCA)

     The  Enhanced   Dollar  Cost   Averaging   (EDCA)  Program  allows  you  to
     systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA Account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

          (See Appendix C for further examples of EDCA with multiple purchase payments.)

          The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfoio.

          The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

          If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.


Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Voting Rights

First MetLife Investors is the legal owner of the investment portfolio shares. However, First MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should First MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, First MetLife Investors makes a deduction for its insurance charges. First MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First MetLife Investors will bear the loss. First MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First MetLife Investors may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First MetLife Investors keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:

               Years Since
                 Payment         Charge
                    1              7%
                    2              6%
                    3              5%
                    4              4%
                    5              3%
                    6              2%
                    7              1%
                   8+              0%

The revised Withdrawal Charge schedule shown above is effective as of May 1, 2000 for all contracts, including existing contracts.

After First MetLife Investors has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.


Taxes

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.


6.   TAXES

NOTE: First MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA) or a Roth IRA, your contract is referred to as a non-qualified contract. If you purchase the contract under an IRA, your contract is referred to as a qualified contract.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5)  paid for certain allowable medical expenses (as defined in the Code);

(6)  paid on account of an IRS levy upon the qualified contract;

(7)  paid from an IRA for medical insurance (as defined in the Code);

(8)  paid from an IRA for qualified higher education expenses; or

(9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.

Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.


Minimum Required Distributions

For Qualified Contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs and SIMPLE IRAs). Roth IRAs under Section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.


Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments (contributions) or contract value. The contract offers death benefits which may exceed the greater of purchase payments (contributions) or contract value. The Internal Revenue Service is currently examining whether the death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


Diversification and Owner Control

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

Income taxes and tax penalties may apply to any withdrawal you make.


Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First MetLife Investors does not have any charge for this program. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO SYSTEMATIC WITHDRAWALS. SEE "TAXES."

Suspension of Payments or Transfers

First MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


8.   PERFORMANCE

First MetLife Investors periodically advertises performance of the various investment portfolios. First MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Statement of Additional Information contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.


9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

For contracts purchased on or after May 1, 2000, your death benefit is the Annual Step-Up Option. If you bought your contract before May 1, 2000, you received the Seven Year Step-Up Option. On your next contract anniversary after May 1, 2000, you can elect the Annual Step-Up Option. If you do not make an election on such contract anniversary, your death benefit will remain the Seven Year Step-Up Option. Note: If you reached age 80 prior to making an election, you are not affected by the changes to the death benefit and you need not make an election. This means that the Seven Year Step-Up Option will remain as your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

Annual Step-Up Option for Contracts
Issued on or After May 1, 2000

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 -  [($2,100/$8,000)  X $10,000]  which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


Annual Step-Up Option for Contracts
Issued Prior to May 1, 2000

Prior to you or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary on or before your or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.


Seven Year Step-Up Option for Contracts
Issued Prior to May 1, 2000

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Taxes-Minimum Required Distributions."

Payment under an annuity option may only be elected during the 60 day period beginning with the date First MetLife Investors receives proof of death. If First MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

10.  OTHER INFORMATION

First MetLife Investors

First MetLife Investors Insurance Company (First MetLife Investors) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.

The Separate Account

First MetLife Investors has established a separate account, First MetLife Investors Variable Annuity Account One (formerly, First Cova Variable Annuity Account One)(Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First MetLife Investors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First MetLife Investors's name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.


Distributor

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6.5% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.00% of contract value.

If the contract is annuitized, the broker-dealers will be paid a commission ranging from 1% to 4% of contract value depending on the terms of the annuity option chosen by the contract owner.


Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


Assignment

You can assign the contract at any time during your lifetime. First MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. First MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements

The statutory-basis financial statements of First MetLife Investors and the related statutory-basis financial statement schedule and the financial statements of the Separate Account have been included in the Statement of Additional Information.


Table of Contents of the
Statement of Additional Information

     Company

     Experts

     Custodian

     Legal Opinions

     Distribution

     Calculation of Performance Information

     Federal Tax Status

     Annuity Provisions

     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.





                                                Year or Period   Year or Period     Year or Period  Year or Period    Year or Period
                                                Ended 12/31/01   Ended 12/31/00     Ended 12/31/99  Ended 12/31/98    Ended 12/31/97
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period (5/01/00)                 8.35              $10.00
     End of Period                                 6.31                8.35
     Number of Accum. Units Outstanding           10,178               7,481

AIM V.I. International Growth Sub-Account
    (formerly AIM V.I. International Equity Sub-Account)
     Beginning of Period (5/01/00)                 7.96                $10.00
     End of Period                                 6.00                7.96
     Number of Accum. Units Outstanding            4,636               3,584

AIM V.I. Premier Equity Sub-Account
    (formerly AIM V.I. Value Sub-Account)
     Beginning of Period (5/01/00)                8.02                 $10.00
     End of Period                                6.92                  8.02
     Number of Accum. Units Outstanding           7,117                6,101
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A)

Premier Growth Sub-Account (Class A)
     Beginning of Period (5/01/00)                7.90               $10.00
     End of Period                                6.45                 7.90
     Number of Accum. Units Outstanding           16,195               12,604

AllianceBernstein Real Estate Investment
  Sub-Account (Class A)
     Beginning of Period (5/01/00)                11.28               $10.00
     End of Period                                12.33                11.28
     Number of Accum. Units Outstanding           2,018                1,300

-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B)

Premier Growth Sub-Account (Class B)
     Beginning of Period (05/01/01)               14.93
     End of Period                                12.78
     Number of Accum. Units Outstanding           310

AllianceBernstein Real Estate
Investment Sub-Account (Class B)
     Beginning of Period (05/01/01)               9.34
     End of Period                                10.19
     Number of Accum. Units Outstanding           217

AllianceBernstein Value Sub-Account
(Class B)
     Beginning of Period (05/01/01)              10.00
     End of Period                               11.10
     Number of Accum. Units Outstanding          0

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period (05/01/01)              10.00
     End of Period                               9.98
     Number of Accum. Units Outstanding          0
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth Sub-Account
     Beginning of Period (05/04/01)             8.96
     End of Period                              8.22
     Number of Accum. Units Outstanding         0

VP International Sub-Account
     Beginning of Period (05/04/01)             8.80
     End of Period                              7.19
     Number of Accum. Units Outstanding         0

VP Value Sub-Account
     Beginning of Period (05/04/01)             11.54
     End of Period                              12.43
     Number of Accum. Units Outstanding         0
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund
Sub-Account (Service Shares)
     Beginning of Period (05/04/01              8.84
     End of Period                              7.97
     Number of Accum. Units Outstanding            0
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
(Service Shares)
Appreciation Sub-Account
     Beginning of Period (05/04/01)            8.80
     End of Period                             7.87
     Number of Accum. Units Outstanding           0

Disciplined Stock Sub-Account
     Beginning of Period (05/04/01)            9.63
     End of Period                             8.83
     Number of Accum. Units Outstanding         690
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
(Service Class 2)

High Income Sub-Account
     Beginning of Period (05/11/01)         10.15
     End of Period                          9.03
     Number of Accum. Units Outstanding     0

Growth Sub-Account
     Beginning of Period (05/11/01)         14.19
     End of Period                          12.61
     Number of Accum. Units Outstanding     522

Equity-Income Sub-Account
     Beginning of Period (05/11/01)         11.82
     End of Period                          11.14
     Number of Accum. Units Outstanding     0
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares

Templeton Developing Markets Securities Sub-Account
     Beginning of Period (5/01/00)           8.05                   $10.00
     End of Period                           7.30                     8.05
     Number of Accum. Units Outstanding      3,574                    2,043

Templeton Foreign Securities Sub-Account
    (formerly Templeton International Securities Sub-Account)
     Beginning of Period (5/03/00)           10.32                   $10.00
     End of Period                           8.58                    10.32
     Number of Accum. Units Outstanding      5,484                    4,340
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares)

Franklin Small Cap Sub-Account
     Beginning of Period (05/01/01)       13.14
     End of Period                        12.20
     Number of Accum. Units Outstanding   171

Franklin Large Cap Growth Sub-Account
     Beginning of Period (05/01/01)       15.24
     End of Period                        13.31
     Number of Accum. Units Outstanding   230

Templeton Developing Markets Securities Sub-Account
     Beginning of Period (05/01/01)       7.40
     End of Period                        6.98
     Number of Accum. Units Outstanding   0

Templeton Global Income Securities Sub-Account
     Beginning of Period (05/01/01)       9.73
     End of Period                        10.14
     Number of Accum. Units Outstanding   0

Templeton Foreign Securities Sub-Account
     (formerly Templeton International Securities Sub-Account)
     Beginning of Period (05/01/01)       10.17
     End of Period                        8.92
     Number of Accum. Units Outstanding   319

Templeton Growth Securities Sub-Account
     Beginning of Period (05/01/01)      13.33
     End of Period                       12.95
     Number of Accum. Units Outstanding  0

Mutual Shares Securities Sub-Account
     Beginning of Period (05/01/01)      12.44
     End of Period                       12.23
     Number of Accum. Units Outstanding  0

------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period (12/28/98)     12.26                       $11.56                $11.11         $11.11            N/A
     End of Period                      12.59                        12.26                 11.56          11.11
     Number of Accum. Units Outstanding 0                              9                     9           2,161
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period (05/11/01)     8.54
     End of Period                      7.20
     Number of Accum. Units Outstanding 0

INVESCO VIF - High Yield Sub-Account
     Beginning of Period (05/11/01)     8.83
     End of Period                      7.40
     Number of Accum. Units Outstanding 0
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust

Newport Tiger, Variable Series
Sub-Account (Class A)
     Beginning of Period (05/01/01)     11.94
     End of Period                      10.30
     Number of Accum. Units Outstanding 0
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A) (1)

J.P. Morgan Enhanced Index Sub-Account
     (formerly Large Cap Securities Sub-Account)
     Beginning of Period (__/__/__)      19.66                        $22.55                $19.43         $14.89           $12.40
     End of Period                       17.18                         19.66                 22.55          19.43            14.89
     Number of Accum. Units Outstanding  14,754                        15,533                13,610          6,695           2,807
J.P. Morgan International Equity Sub-Account
     Beginning of Period (3/11/97)        13.41                       $16.34                $12.89         $11.46            $11.14
     End of Period                        10.54                        13.41                 16.34          12.89             11.46
     Number of Accum. Units Outstanding   12,169                       12,451                12,265          6,954           3,836

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period (5/15/97)        12.71                       $11.57                $11.91         $11.16            $10.45
     End of Period                        13.41                        12.71                 11.57          11.91             11.16
     Number of Accum. Units Outstanding   5,099                        4,392                 5,664          5,759             2,068

J.P. Morgan Select Equity Sub-Account
     Beginning of Period (3/11/97)        17.00                       $18.38                $16.99         $14.05            $11.76
     End of Period                        15.75                        17.00                 18.38          16.99             14.05
     Number of Accum. Units Outstanding   7,748                        9,616                 8,820          5,207             1,321

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period (3/17/97)        15.82                       $17.93                $12.58         $13.49            $10.92
     End of Period                        14.29                        15.82                 17.93          12.58             13.49
     Number of Accum. Units Outstanding   6,593                        8,378                 4,804          2,679               530

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period (5/15/97)        13.68                       $13.77                $13.50          $12.88           $11.74
     End of Period                        14.00                        13.68                 13.77           13.50            12.88
     Number of Accum. Units Outstanding   12,757                       16,380                17,199          11,913            8,928

Lord Abbett Developing Growth Sub-Account
     Beginning of Period (11/23/98)       11.57                       $14.45                $11.07          $10.19            N/A
     End of Period                        10.63                        11.57                 14.45           11.07
     Number of Accum. Units Outstanding   8,727                        5,749                 3,257             167

Lord Abbett Growth and Income Sub-Account
     Beginning of Period (3/11/97)        44.62                       $39.46                $35.90         N/A               N/A
     End of Period                        41.48                        44.62                 39.46
     Number of Accum. Units Outstanding   18,248                       13,954                14,640

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period (05/01/01)       9.64
     End of Period                        8.83
     Number of Accum. Units Outstanding   0

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period (3/4/98)          16.40                      $10.88                $10.44          $11.05            N/A
     End of Period                         17.48                       16.40                 10.88           10.44
     Number of Accum. Units Outstanding    14,217                     11,762                 5,899           1,487

Large Cap Research Sub-Account
     Beginning of Period (3/3/98)          16.25                      $14.64                $11.83          $10.95            N/A
     End of Period                                                     16.25                 14.64           11.83
                                                                       10,901                7,259           2,713
     Number of Accum. Units Outstanding

------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B)

Janus Aggressive Growth Sub-Account
     Beginning of Period (05/01/01)      8.91
     End of Period                       7.31
     Number of Accum. Units Outstanding  0

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period (05/01/01)      19.07
     End of Period                       17.14
     Number of Accum. Units Outstanding  0

J.P. Morgan International Equity Sub-Account
     Beginning of Period (05/01/01)      12.43
     End of Period                       10.51
     Number of Accum. Units Outstanding  0

J.P. Morgan Quality Bond Sub-Account

     Beginning of Period (05/01/01)      13.00
     End of Period                       13.40
     Number of Accum. Units Outstanding  936

J.P. Morgan Select Equity Sub-Account
     Beginning of Period (05/01/01)      16.83
     End of Period                       15.72
     Number of Accum. Units Outstanding  785

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period (05/01/01)      14.80
     End of Period                       14.26
     Number of Accum. Units Outstanding  0

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period (05/01/01)      14.13
     End of Period                       13.98
     Number of Accum. Units Outstanding  1,815

Lord Abbett Developing Growth Sub-Account
     Beginning of Period (05/01/01)      10.47
     End of Period                       10.61
     Number of Accum. Units Outstanding  340

Lord Abbett Growth and Income Sub-Account
     Beginning of Period (05/01/01)      43.02
     End of Period                       41.40
     Number of Accum. Units Outstanding  1,343

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period (05/01/01)      9.64
     End of Period                       8.82
     Number of Accum. Units Outstanding  1,776

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period (05/01/01)      16.68
     End of Period                       17.46
     Number of Accum. Units Outstanding  1,118

MFS Research International Sub-Account
     Beginning of Period (05/01/01)       9.61
     End of Period                        8.38
     Number of Accum. Units Outstanding   1,011

MFS Mid Cap Growth Sub-Account
     Beginning of Period (05/01/01)       9.81
     End of Period                        8.24
     Number of Accum. Units Outstanding   256

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period (05/01/01)       9.66
     End of Period                        8.47
     Number of Accum. Units Outstanding   1,236

PIMCO Innovation Sub-Account
     Beginning of Period (05/01/01)       8.22
     End of Period                        6.09
     Number of Accum. Units Outstanding   0

PIMCO Total Return Sub-Account
     Beginning of Period (05/01/01)       10.00
     End of Period                        10.54
     Number of Accum. Units Outstanding   1,681

PIMCO Money Market Sub-Account
     Beginning of Period (05/01/01)       10.07
     End of Period                        10.15
     Number of Accum. Units Outstanding   0

Met/Putnam Research Sub-Account
     Beginning of Period (05/01/01)       9.23
     End of Period                        8.07
     Number of Accum. Units Outstanding   0

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period (10/09/01)       10.00
     End of Period                        10.99
     Number of Accum. Units Outstanding   0

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period (10/09/01)       10.00
     End of Period                        11.85
     Number of Accum. Units Outstanding   240

State Street Research Concentrated
International Sub-Account
     Beginning of Period (10/09/01)       10.00
     End of Period                        10.94
     Number of Accum. Units Outstanding   0
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Sub-Account
     Beginning of Period (10/09/01)      10.00
     End of Period                       10.85
     Number of Accum. Units Outstanding  644
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)

MFS Emerging Growth Sub-Account
     Beginning of Period (5/01/00)      8.03                         $10.00
     End of Period                      5.26                           8.03
     Number of Accum. Units Outstanding 4,779                          3,629

MFS Investors Trust Sub-Account
     Beginning of Period (5/01/00)       9.92                       $10.00
     End of Period                       8.22                         9.92
     Number of Accum. Units Outstanding  732                           10

MFS High Income Sub-Account
     Beginning of Period (5/01/00)       9.28                       $10.00
     End of Period                       9.35                         9.28
     Number of Accum. Units Outstanding  608                          10

MFS Research Sub-Account
     Beginning of Period (5/01/00)       8.94                       $10.00
     End of Period                       6.94                         8.94
     Number of Accum. Units Outstanding  9,950                        7,471
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class)

MFS Emerging Growth Sub-Account
     Beginning of Period (05/01/01)      14.68
     End of Period                       11.97
     Number of Accum. Units Outstanding  0

MFS Strategic Income Sub-Account
    (formerly known as MFS(R) Global Governments Sub-Account)
     Beginning of Period (05/01/01)       10.67
     End of Period                        10.94
     Number of Accum. Units Outstanding   0

MFS Investors Trust Sub-Account
     Beginning of Period (05/01/01)       11.70
     End of Period                        10.34
     Number of Accum. Units Outstanding   0

MFS High Income Sub-Account
     Beginning of Period (05/01/01)       9.83
     End of Period                        9.54
     Number of Accum. Units Outstanding   0

MFS Research Sub-Account
     Beginning of Period (05/01/01)       12.82
     End of Period                        10.84
     Number of Accum. Units Outstanding   0

MFS New Discovery Sub-Account
     Beginning of Period (05/01/01)       8.36
     End of Period                        8.04
     Number of Accum. Units Outstanding   395
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period  (05/01/01)     10.96
     End of Period                       10.16
     Number of Accum. Units Outstanding  698

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period  (05/01/01)      10.72
     End of Period                        11.95
     Number of Accum. Units Outstanding   364

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Oppenheimer Bond/VA Sub-Account
     Beginning of Period (5/01/00)       10.54                        $10.00
     End of Period                       11.20                         10.54
     Number of Accum. Units Outstanding  1,946                           514
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (Administrative Class)

PIMCO High Yield Bond Sub-Account
     Beginning of Period (05/11/01)     9.90
     End of Period                      9.95
     Number of Accum. Units Outstanding 0

PIMCO Low Duration Bond Sub-Account
     Beginning of Period (05/11/01)      10.97
     End of Period                       11.35
     Number of Accum. Units Outstanding  0

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period (05/11/01)      8.74
     End of Period                       8.11
     Number of Accum. Units Outstanding  541

PIMCO Total Return Bond Sub-Account
     Beginning of Period (05/11/01)      10.88
     End of Period                       11.49
     Number of Accum. Units Outstanding   0

------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

Putnam VT Growth and Income Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)       10.84                        $10.00
     End of Period                       10.03                         10.84
     Number of Accum. Units Outstanding  6,429                         4,000

Putnam VT International Growth Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)       9.12                        $10.00
     End of Period                       7.16                          9.12
     Number of Accum. Units Outstanding  7,234                         4,915

Putnam VT Vista Fund Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)       8.35                        $10.00
     End of Period                       5.48                          8.35
     Number of Accum. Units Outstanding  52,362                        45,338
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
Putnam VT Growth and Income Sub-Account
   (Class IB Shares)
     Beginning of Period (5/01/01)       12.18
     End of Period                       11.22
     Number of Accum. Units Outstanding  0

Putnam VT International Growth Sub-Account
   (Class IB Shares)
     Beginning of Period (5/01/01)       15.08
     End of Period                       12.93
     Number of Accum. Units Outstanding  241

Putnam VT International New Opportunities
Sub-Account (Class IB Shares)
     Beginning of Period (5/01/01)       11.60
     End of Period                       9.72
     Number of Accum. Units Outstanding  0

Putnam VT New Value Sub-Account
   (Class IB Shares)
     Beginning of Period (5/01/01)       13.34
     End of Period                       12.76
     Number of Accum. Units Outstanding  0

Putnam VT Vista Sub-Account
   (Class IB Shares)
     Beginning of Period (5/01/01)       13.52
     End of Period                       11.04
     Number of Accum. Units Outstanding  0

-----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period (5/01/00)       9.51                        $10.00
     End of Period                       9.16                          9.51
     Number of Accum. Units Outstanding  1,000                            10

Core Bond Sub-Account
     Beginning of Period (5/01/00)        10.78                       $10.00
     End of Period                        11.43                        10.78
     Number of Accum. Units Outstanding   6,213                           10

Multi-Style Equity Sub-Account
     Beginning of Period (5/01/00)       9.00                        $10.00
     End of Period                       7.62                          9.00
     Number of Accum. Units Outstanding  8,581                            10

Non-U.S. Sub-Account
     Beginning of Period (5/01/00)        8.99                       $10.00
     End of Period                        6.91                         8.99
     Number of Accum. Units Outstanding   4,301                           10

Real Estate Securities Sub-Account
     Beginning of Period (5/01/00)        11.66                       $10.00
     End of Period                        12.41                        11.66
     Number of Accum. Units Outstanding   825                           10
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)

International Sub-Account
     Beginning of Period (05/01/01)      7.99
     End of Period                       6.13
     Number of Accum. Units Outstanding  0
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II

Scudder Government Securities Sub-Account
     Beginning of Period (05/01/01)       11.82
     End of Period                        12.24
     Number of Accum. Units Outstanding   0

Scudder Small Cap Growth Sub-Account
     Beginning of Period (05/01/01)       11.42
     End of Period                        9.58
     Number of Accum. Units Outstanding   0

SVS Dreman Small Cap Value Sub-Account
     (formerly known as Scudder Small Cap Value Sub-Account)
     Beginning of Period (5/01/00)         10.41                      $10.00
     End of Period                         12.09                      10.41
     Number of Accum. Units Outstanding    4,568                       4,362


(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

PART 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Growth Fund (formerly known as AIM V.I. International
    Equity Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein  Real  Estate  Investment  Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

VP Income & Growth Fund

Investment Objective: The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


DREYFUS STOCK INDEX FUND:

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND:

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests at least 80% of its assets in stocks. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund and the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.


Franklin Large Cap Growth  Securities  Fund  Investment  Objective and Principal
Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund (formerly Templeton International Securities
    Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Mutual  Shares  Securities  Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolio is available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The INVESCO VIF - Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.


MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following portfolios are available under the contract:

Met/AIM Mid Cap Core Equity Portfolio (formerly Met/AIM Mid Cap Equity
  Portfolio)

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Janus Aggressive Growth Portfolio

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

Oppenheimer Capital Appreciation Portfolio

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO Innovation Portfolio

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Met/Putnam Research Portfolio

Investment   Objective:   The  Met/Putnam   Research   Portfolio  seeks  capital
appreciation.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

Third Avenue Small Cap Value Portfolio

Investment Objective: The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the adviser believes is their true value. Under normal circumstances, the Portfolio expects to invest at least 80% of its assets in equity securities of small companies.


METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS Strategic Income Series (formerly known as MFS Global Governments Series)

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.

MFS Investors Trust Series

Investment Objective: The MFS Investors Trust Series seeks long-term growth of capital with a secondary objective to seek reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

Capital Guardian U.S. Equity Series (Class B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Series (Class E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

Harris Oakmark Focused Value Series (Class B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Series is long-term capital appreciation.

Jennison Growth Series

Investment Objective: The investment objective of the Jennison Focused Growth Series is long-term growth of capital.

MFS Investors Trust Series (Class B)

Investment Objective: The MFS Investors Trust Series seeks long-term growth of capital with a secondary objective to seek reasonable current income.

MFS Total Return Series (Class B)

Investment Objective: The MFS Total Return Series seeks a favorable total return through investment in a diversified portfolio.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

     Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


PIMCO VARIABLE INSURANCE TRUST:

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:



PIMCO High Yield Portfolio (formerly PIMCO High Yield Bond Portfolio)

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.


PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio)

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.


PUTNAM VT International Growth Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.


PUTNAM VT International New Opportunities Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks long term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.


PUTNAM VT New Value Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks long-term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.


PUTNAM VT Vista Fund - Class IA [IB] Shares Investment

Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.


RUSSELL INSURANCE FUNDS:

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

Core Bond Fund

Investment Objective: The Core Bond Fund seeks to maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market by investing in fixed-income securities.

Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide income and capital growth by investing principally in equity securities.

Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to generate a high level of total return through above-average current income while maintaining the potential for capital appreciation.

SCUDDER VARIABLE SERIES I (CLASS B):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the FIRST METLIFE CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
    AIM V.I. Capital Appreciation Fund
    AIM V.I. International Growth Fund (formerly AIM V.I. International
      Equity Fund)
    AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.
    Premier Growth Portfolio (Class A)
    AllianceBernstein Real Estate Investment Portfolio (Class A)

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
    Templeton Developing Markets Securities Fund
    Templeton Foreign Securities Fund (formerly Templeton International
      Securities Fund)

General American Capital Company
    Money Market Fund

Met Investors Series Trust (Class A)
    J.P. Morgan Quality Bond Portfolio
    J.P. Morgan Small Cap Stock Portfolio
    Lord Abbett Developing Growth Portfolio
    Lord Abbett Growth and Income Portfolio
    Lord Abbett Mid-Cap Value Portfolio

MFS Variable Insurance Trust (Initial Class)
    MFS Emerging Growth Series
    MFS Investors Trust Series
    MFS High Income Series
    MFS Research Series

New England Zenith Fund
    Capital Guardian U.S. Equity Series (Class B)
Oppenheimer Variable Account Funds
    Oppenheimer Bond Fund/VA

Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IA Shares
    Putnam VT International Growth Fund - Class IA Shares
    Putnam VT Vista Fund - Class IA Shares

If you purchased the FIRST METLIFE RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

General American Capital Company
    Money Market Fund

Russell Insurance Funds
    Aggressive Equity Fund
    Core Bond Fund
    Multi-Style Equity Fund
    Non-U.S. Fund
    Real Estate Securities Fund

If you purchased the FIRST METLIFE CLASS AA VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 2)
    AIM V.I. Capital Appreciation Fund
    AIM V.I. International Growth Fund (formerly AIM V.I. International
      Equity Fund)
    AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc. (Class B)
    Premier Growth Portfolio
    AllianceBernstein Real Estate Investment Portfolio
    AllianceBernstein Value Portfolio
    AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.
    VP Income & Growth Fund
    VP International Fund
    VP Value Fund

Dreyfus Stock Index Fund (Service Class)

Dreyfus Variable Investment Fund (Service Class)
    Dreyfus VIF - Appreciation Portfolio
    Dreyfus VIF - Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2 Shares)
    Equity-Income Portfolio
    Growth Portfolio
    High Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares:
    Franklin Small Cap Fund
    Mutual Shares Securities Fund
    Templeton Developing Markets Securities Fund
    Templeton Foreign Securities Fund (formerly Templeton International
      Securities Fund)

INVESCO Variable Investment Funds, Inc.
    INVESCO VIF - Dynamics Fund

Met Investors Series Trust (Class B)

    J.P. Morgan Enhanced Index Portfolio
    J.P. Morgan International Equity Portfolio
    J.P. Morgan Quality Bond Portfolio
    J.P. Morgan Select Equity Portfolio
    J.P. Morgan Small Cap Stock Portfolio
    Lord Abbett Bond Debenture Portfolio
    Lord Abbett Developing Growth Portfolio
    Lord Abbett Growth and Income Portfolio
    Lord Abbett Growth Opportunities Portfolio
    Lord Abbett Mid-Cap Value Portfolio
    PIMCO Money Market Portfolio
    PIMCO Total Return Portfolio

MFS Variable Insurance Trust (Service Class)
    MFS Emerging Growth Series
    MFS Strategic Income Series (formerly known as MFS(R) Global Governments
      Series)
    MFS High Income Series
    MFS Research Series
    MFS New Discovery Series

New England Zenith Fund
    Capital Guardian U.S. Equity Series (Class B)
    MFS Investors Trust Series (Class B)

PIMCO Variable Insurance Trust (Administrative Class)
    PIMCO High Yield Portfolio (formerly PIMCO High Yield Bond Portfolio) PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio) PIMCO StocksPLUS Growth and Income Portfolio

Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IB Shares
    Putnam VT International Growth Fund - Class IB Shares
    Putnam VT International New Opportunities Fund - Class IB Shares Putnam VT New Value Fund - Class IB Shares
    Putnam VT Vista Fund - Class IB Shares

Scudder Variable Series I (Class B)
    International Portfolio


APPENDIX  C
EDCA  Examples  with  Multiple  Purchase Payments (Class VA, Class B, Class AA)

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      12000                       2000                   10000               10000
    2                                                  2000                    8095                8095
    3                                                  2000                    6172                6172
    4                       6000                       3000                    9230                3230                  6000
    5                                                  3000                    6309                 261                  6048
    6                                                  3000                    3359                   0                  3359
    7                                                  3000                     386                   0                   386
    8                                                   389                       0                   0                     0
    9                                                     0                       0                   0                     0
    10                                                    0                       0                   0                     0
    11                                                    0                       0                   0                     0
    12                                                    0                       0                   0                     0
    13                                                    0                       0                   0                     0
    14                                                    0                       0                   0                     0
    15                                                    0                       0                   0                     0



12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      24000                       2000                   22000               22000
    2                                                  2000                   20209               20209
    3                                                  2000                   18401               18401
    4                                                  2000                   16575               16575
    5                                                  2000                   14732               14732
    6                      12000                       3000                   23872               11872                 12000
    7                                                  3000                   21801                8985                 12096
    8                                                  3000                   18262                6070                 12192
    9                                                  3000                   15417                3128                 12289
    10                                                 3000                   12545                 157                 12387
    11                                                 3000                    9645                   0                  9645
    12                                                 3000                    6722                   0                  6722
    13                                                 3000                    3776                   0                  3776
    14                                                 3000                     806                   0                   806
    15                                                  812                       0                   0                     0


----------------------------


               (Please print or type and fill in all information)


Please send me, at no charge, the Statement of Additional Information dated May 1, 2002, for the annuity contract issued by First MetLife Investors.




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code

CNY-1090 (5/02)                                      FIRST MetLife Investors VA




------------------------------
------------------------------
------------------------------



                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 FIRST METLIFE INVESTORS LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.



                                TABLE OF CONTENTS

                                                                            Page

COMPANY  .................................................................   4

EXPERTS  .................................................................   4

CUSTODIAN.................................................................   5

LEGAL OPINIONS............................................................   5

DISTRIBUTION..............................................................   5

CALCULATION OF PERFORMANCE INFORMATION....................................   5
         Total Return.....................................................   5
         Historical Unit Values...........................................   6
         Reporting Agencies...............................................   7
         Performance Information..........................................   9

FEDERAL TAX STATUS........................................................  14
         General  ........................................................  14
         Diversification..................................................  15
         Owner Control....................................................  16
         Multiple Contracts...............................................  16
         Partial 1035 Exchanges...........................................  16
         Contracts Owned by Other than Natural Persons....................  17
         Tax Treatment of Assignments and Transfer of Ownership...........  17
         Gifting a Contract...............................................  17
         Death Benefits...................................................  17
         Income Tax Withholding...........................................  18
         Tax Treatment of Withdrawals - Non-Qualified Contracts...........  18
         Withdrawals - Investment Adviser Fees............................  19
         Qualified Plans..................................................  19
         Individual Retirement Annuities..................................  20
         Tax Treatment of Withdrawals - Qualified Contracts...............  21
         Required Distributions...........................................  22

ANNUITY PROVISIONS........................................................  22
         Variable Annuity.................................................  22
         Fixed Annuity....................................................  23
         Annuity Unit.....................................................  23
         Net Investment Factor............................................  23
         Mortality and Expense Guarantee..................................  23

FINANCIAL STATEMENTS......................................................  24


                                     COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company)) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.


                                     EXPERTS

The financial statements of the Company as of and for the years ended December 31, 2001 and 2000, (prepared in accordance with accounting principles generally accepted in the United States of America) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Company as of and for the years ended December 31, 2001 and 2000, (prepared in accordance with the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001 as adapted by the Insurance Department of the State of New York) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that indicated that the financial statements were prepared in accordance with the basis of accounting described above, which differ from and are not in accordance with accounting principles generally accepted in the United States of America), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended (prepared in accordance with accounting principles generally accepted in the United States of America) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

The statutory financial statements of the Company as of December 31, 1999 and 1998, and for each of the years in the three year period ended December 31, 1999 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.

                                    CUSTODIAN

First MetLife Investors Insurance Company, 120 Broadway, New York, NY 10271 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

MetLife  Investors  Distribution  Company  acts  as  the  distributor.   MetLife
Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                              n
                               P  (  1  +  T)     =  ERV

Where:

P     =  a hypothetical initial payment of $1,000

T     =  average annual total return

n     =  number of years

ERV   =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

The Separate Account and certain portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2001 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 2001. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) for certain portfolios is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below.

PART 1
First MetLife Investors Variable Annuity Acct One (FMLI)

                                                                                   Accumulation Unit Performance

                                                                               Column A                      Column B
As of 12/31/01                                                              (Reflects all charges and        (reflects
                                                                             portfolio expenses)             insurance
                                                                                                              charges
                                                                                                               and
                                                                                                             portfolio
                                                                                                             expenses)
                                                                 ----------------------------------------------------------

                      Portfolio                      Separate    1 Year   5 Year     Since     1 Year    5 Year  Since
                                                     Account                       Inception                     Inception
                                                     Inception
                                                     Date in
                                                     Portfolio


AIM Variable Insurance Funds

AIM V.I. Capital Appreciation                         5/1/00     -29.85%   2.87%   -28.19%     -24.35%   3.27%  -24.09%
AIM V.I. International Growth*                        5/1/00     -30.10%  -1.24%   -30.56%     -24.60%  -0.78%  -26.38%
AIM V.I. Premier Equity**                             5/1/00     -19.28%   6.00%   -23.78%     -13.78%   6.36%  -19.83%

*  Formerly known as AIM V.I. International Equity Fund
** Formerly known as AIM V.I. Value Fund

--------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Funds, Inc. (Class A)

Premier Growth                                        5/1/00     -23.85%   -3.66%   -27.20%     -18.35%   -3.18%  -23.14%
AllianceBernstein Real Estate Investment              5/1/00       3.75%     N/A     10.23%       9.25%     N/A    13.35%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B)

Premier Growth                                        5/1/00     24.06%    N/A      -21.57%    -18.56%    N/A     -14.47%
AllianceBernstein Real Estate Investment              5/1/00       N/A     N/A        2.06%       N/A     N/A       9.16%
AllianceBernstein Value                               5/1/00       N/A     N/A       -7.34%       N/A     N/A      -0.24%
AllianceBernstein Small Cap Value                     5/1/00       N/A     N/A        3.86%       N/A     N/A      10.96%
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth                                    5/4/01     -15.10%   N/A      -15.27%     -9.60%   N/A      -8.17%
VP International                                      5/4/01     -35.48%   4.59%    -25.38%    -29.98%   4.96%   -18.28%
VP Value                                              5/4/01       5.84%   9.94%      0.67%     11.34%  10.26%     7.77%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Service Class)              5/4/01     -19.19%   8.43%    -16.92%    -13.69%   8.76%    -9.82%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares)

Appreciation                                          5/4/01     -16.39%  8.92%     -15.38%     10.89%   9.24%    -8.28%
Disciplined Stock                                     5/4/01     -20.17%  7.33%     -17.70%    -14.67%   7.67%   -10.60%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)

High Income                                           5/11/01    -18.66% -5.64%     -18.20%    -13.16%  -5.10%   -11.10%
Growth                                                5/11/01    -24.94%  9.62%     -18.25%    -19.44%   9.93%   -11.15%
Equity-Income                                         5/11/01    -12.05%  7.37%     -12.80%     -6.55%   7.72%    -5.70%

--------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares:

Templeton Foreign Securities*                  5/3/00    -22.43%     2.04%   -12.44%    -16.93%    2.45%    -8.82%
Templeton Developing Markets
   Securities                                  5/1/00    -14.84%   -12.82%   -21.07%     -9.34%  -12.06%   -17.20%

*Formerly Templeton International Securities
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Franklin Small Cap                            5/1/01     -21.94%    8.66%    -14.27%    -16.43%    8.99%    -7.17%
Franklin Large Cap Growth Securities          5/1/01     -18.17%    9.90%    -19.81%    -12.67%   10.22%   -12.71%
Templeton Developing Markets Securities       5/3/01     -14.87%  -13.80%    -20.46%     -9.37%  -13.01%   -16.60%
Templeton Global Income Securities            5/1/01      -4.69%    0.01%     -2.82%      0.81%    0.47%     4.29%
Templeton Growth Securities                   5/1/01      -8.19%    6.76%     -9.97%     -2.69%    7.11%    -2.87%
Mutual Shares Securities                      5/1/01       0.05%    8.29%     -8.80%      5.55%    8.63%    -1.70%
Franklin Templeton Foreign Securities         5/1/00     -22.67%    2.63%    -13.20%    -17.17%    3.03%    -9.57%
--------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

Money Market                                12/28/98      -2.81%    3.83%      3.02%     2.69%     4.23%     4.26%
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics                               5/11/01    -37.53%    N/A    -22.79%     -32.03%    N/A    -15.69%
INVESCO VIF - High Yield                             5/11/01    -21.57%   -3.95%  -23.37%     -16.07%   -3.44%  -16.27%
--------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust

Newport Tiger, Variable Series                       5/1/01     -24.54%   -7.52%  -20.83%     -19.04%   -6.91%  -13.73%
   (Class A)
--------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class A)

J.P. Morgan Enhanced Index                           3/11/97    -18.14%    8.34%    6.50%     -12.64%    8.67%    7.01%
J.P. Morgan International Equity                     3/11/97    -26.94%   -1.26%   -1.85%     -21.44%   -0.80%   -1.16%
J.P. Morgan Quality Bond                             5/15/97      0.06%    4.90%    4.96%       5.56%    5.29%    5.55%
J.P. Morgan Select Equity                            3/11/97    -12.83%    7.43%    5.73%      -7.33%    7.77%    6.26%
J.P. Morgan Small Cap Stock                          3/17/97    -15.23%    4.40%    5.21%      -9.73%    4.78%    5.76%
Lord Abbett Bond Debenture                           5/15/97     -3.16%    4.00%    3.27%       2.34%    4.39%    3.88%
Lord Abbett Developing Growth                       11/23/98    -13.64%     N/A     0.08%      -8.14%     N/A      1.35%
Lord Abbett Growth and Income                        3/11/97    -12.54%   10.26%    8.84%      -7.04%   10.58%     9.33%
Lord Abbett Growth Opportunities                      5/1/01      N/A       N/A       N/A         N/A     N/A      N/A
Lord Abbett Mid-Cap Value                             3/4/98      1.08%     N/A    11.95%       6.58%     N/A     12.72%

-----------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B)

Janus Aggressive Growth                               5/1/01      N/A      N/A    -25.10%        N/A      NA     -18.00%
J.P. Morgan Enhanced Index (1)(2)                     5/1/01    -18.38%   8.20%   -17.21%     -12.88%    8.53%   -10.11%
J.P. Morgan International Equity (1)(2)               3/11/97   -27.18%  -1.39%    -1.96%     -21.68%   -0.92%    -1.27%
J.P. Morgan Quality Bond (1)(2)                       5/15/97    -0.15%   4.65%     4.71%       5.35%    5.04%     5.30%
J.P. Morgan Select Equity (1)(2)                      3/11/97   -13.14%   7.15%     5.45%      -7.64%    7.50%     5.98%
J.P. Morgan Small Cap Stock (1)(2)                    3/17/97   -15.41%   4.24%     5.07%      -9.91%    4.62%     5.62%
Lord Abbett Bond Debenture (1)(2)                     5/15/97    -3.46%   3.73%     3.00%       2.04%    4.13%     3.62%
Lord Abbett Developing Growth (1)(2)                  11/23/98  -13.88%    N/A     -0.18%      -8.38%     N/A      1.09%
Lord Abbett Growth and Income (1)(2)(3)               3/11/97   -12.80%   9.97%     8.55%      -7.30%   10.29%     9.04%
Lord Abbett Growth Opportunities                      5/1/01      N/A      N/A    -15.61%        N/A      N/A     -8.51%
Lord Abbett Mid-Cap Value (1)(2)                      3/4/98      0.90%    N/A     11.80%       6.40%     N/A     12.58%
MFS Research International                            5/1/01      N/A      N/A    -19.89%        N/A      N/A    -12.79%
MFS Mid Cap Growth                                    5/1/01      N/A      N/A    -23.14%        N/A      N/A    -16.04%
Oppenheimer Capital Appreciation                      5/1/01      N/A      N/A    -19.45%        N/A      N/A    -12.35%
PIMCO Innovation                                      5/1/01      N/A      N/A    -33.01%        N/A      N/A    -25.91%
PIMCO Money Market                                    5/1/01      N/A      N/A     -6.21%        N/A      N/A      0.89%
PIMCO Total Return                                    5/1/01      N/A      N/A     -1.83%        N/A      N/A      5.27%
Met/Putnam Research                                   5/1/01      N/A      N/A    -19.73%        N/A      N/A    -12.63%
Met/AIM Mid Cap Equity                                10/9/01     N/A      N/A      2.81%        N/A      N/A      9.91%
Met/AIM Small Cap Growth                              10/9/01     N/A      N/A     11.42%        N/A      N/A     18.52%

State Street Research
   Concentrated International                         10/9/01     N/A      N/A      2.26%        N/A      N/A     9.36%
-----------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index                                   10/9/01   -20.26%   7.83%      1.40%     -14.76%   8.17%     8.50%
-----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)

MFS Emerging Growth                                  5/1/00     -39.94%  -9.36%    -36.35%     -34.44%  -8.75%   -31.93%
MFS Investors Trust                                  5/1/00     -22.61%   0.59%    -14.76%     -17.11%   1.02%   -11.09%
MFS High Income                                      5/1/00      -4.83%   0.48%    -7.46%        0.68%   0.93%    -3.97%
MFS Research                                         5/1/00     -27.85%  -4.32%    -23.59%     -22.35%  -3.82%   -19.65%

-----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class)

MFS Emerging Growth                                  5/1/00     -40.05%   7.19%    -36.59%     -34.55%   7.52%   -32.15%
MFS Strategic Income*                                5/1/01      -2.40%   0.71%     -4.56%       3.10%   1.16%     2.55%
MFS Investors Trust                                  5/1/00     -22.78%   5.37%    -15.26%     -17.28%   5.73%   -11.57%
MFS High Income                                      5/1/00      -5.30%   0.92%     -7.95%       0.20%   1.36%    -4.45%
MFS Research                                         5/1/00     -27.99%   4.73%    -23.89%     -22.49%   5.10%   -19.94%
MFS New Discovery                                    5/1/00     -12.08%   N/A      -10.94%      -6.58%   N/A      -3.84%

*Formerly known as MFS(R) Global Governments Series

-----------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value (Class E)                        5/1/01     -17.95%   9.78%    -14.42%     -12.45%  10.09%    -7.32%
Harris Oakmark Mid-Cap Value
  (Class B)                                          5/1/01      20.16%   9.20%      4.35%      25.66%   9.54%    11.45%
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds

Oppenheimer Bond Fund/VA                             5/1/00       0.79%   3.43%      3.80%       6.29%   3.83%     7.04%

-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
  (Administrative Class)

PIMCO High Yield Bond                                5/11/01     -4.50%    N/A      -6.57%       1.00%    N/A      0.53%
PIMCO Low Duration Bond                              5/11/01      1.37%    N/A      -3.64%       6.87%    N/A      3.46%
PIMCO StocksPLUS Growth and Income                   5/11/01    -17.34%    N/A     -14.30%     -11.84%    N/A     -7.20%
PIMCO Total Return Bond                              5/11/01      1.52%    N/A      -1.45%       7.02%    N/A      5.65%

-----------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust

Putnam VT Growth and Income -                        5/1/00     -12.97%    3.81%    -3.20%      -7.47%   4.19%     0.18%
  Class IA Shares
Putnam VT International
  Growth - Class IA Shares                           5/1/00     -27.03%    N/A     -22.06%     -21.53%    N/A    -18.17%
Putnam VT Vista - Class IA Shares                    5/1/00     -39.82%    N/A     -34.59%     -34.32%    N/A    -30.25%

-------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

Putnam VT Growth and Income -                        5/1/00     -13.20%   6.07%     -3.61%      -7.70%   6.44%    -2.21%
  Class IB Shares
Putnam VT International                              5/1/00     -27.22%    N/A     -22.41%     -21.72%    N/A    -18.50%
  Growth - Class IB Shares
Putnam VT International New                          5/1/00     -35.18%    N/A     -23.25%     -29.68%    N/A    -16.15%
  Opportunities - Class IB Shares
Putnam VT New Value - Class IB Shares                5/1/01      -3.63%    N/A     -11.38%       1.87%    N/A     -4.28%
Putnam VT Vista - Class IB Shares

-------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity                                    5/1/00      -9.15%    N/A     -8.64%       -3.65%    N/A      -5.12%
Core Bond                                            5/1/00       0.49%    N/A      5.11%        5.99%    N/A       8.33%
Multi-Style Equity                                   5/1/00     -20.85%    N/A    -18.84%      -15.35%    N/A     -15.04%
Non-U.S.                                             5/1/00     -28.58%    N/A    -23.78%      -23.08%    N/A     -19.84%
Russell Real Estate Securities                       5/1/00       0.89%    N/A     10.69%        6.39%    N/A      13.80%

-------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)

International                                        5/1/01    -37.28%     N/A    -30.39%      -31.78%    N/A     -23.29%
-----------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II

Scudder Government Securities                       5/1/01       1.26%   5.25%     -3.51%        6.76%    5.64%     3.59%
Scudder Small Cap Growth                            5/1/01     -35.26%   4.50%    -23.23%      -29.76%    4.86%   -16.13%
SVS Dreman Small Cap Value*                         5/1/00      10.55%  23.41%      8.87%       16.05%   23.62%    12.02%

*Formerly Scudder Small Cap Value



(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares, performance information shown is the performance of the shares of the portfolio's
     Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from March 11, 1997 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.


PART 2

First MetLife Investors Variable Annuity Acct One (FMLI)


                                                                           Accumulation Unit Performance

                                                                Column A                Column B                    Column C
As of 12/31/01                                                                    (Reflects all charges and        (reflects
                                                                                     portfolio expenses)            insurance
                                                                                                                    charges
                                                        Portfolio Performance                                         and
                                                                                                                   portfolio
                                                                                                                    expenses)
                                       --------------------------------------------------------------------------------------------

               Portfolio               Portfolio    1 Yr    5 Yrs   10 Yrs or   1 Yr   5 Yrs    10 Yrs or    1 Yr   5 Yrs  10 Yrs
                                       Inception                      Since                       Since                    or Since
                                         Date                        Inception                  Inception                  Inception



AIM Variable Insurance Funds

AIM V.I. Capital Appreciation          5/5/93    -23.28%   6.00%   11.75%   -29.85%   2.87%      9.35%    -24.35%   3.27%    9.41%
AIM V.I. International Growth*         5/5/93    -23.53%   1.51%    6.85%   -30.10%  -1.24%      4.76%    -24.60%  -0.78%    4.82%
AIM V.I. Premier Equity**              5/5/93    -12.56%   9.69%   13.41%   -19.28%   6.00%     10.01%    -13.78%   6.36%   10.07%

*  Formerly known as AIM V.I. International Equity Fund
** Formerly known as AIM V.I. Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A)

Premier Growth                         6/26/92   -17.21%  12.60%   15.68%   -23.85%  -3.66%      6.00%    -18.35%   -3.18%   6.06%
AllianceBernstein Real Estate           1/9/97     10.79%    N/A     5.90%     3.75%      N/A     8.00%      9.25%     N/A    8.49%
  Investment

---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B)

Premier Growth                       7/14/99   -17.21%   12.60%   15.68%     -24.06%     N/A   -13.28%     -18.56%    N/A    -10.95%
AllianceBernstein Real
  Estate Investment                  4/24/01    10.79%    N/A      5.90%        N/A      N/A     5.58%       N/A      N/A     12.68%
AllianceBernstein Value               5/1/01      N/A     N/A      0.70%        N/A      N/A    -7.34%       N/A      N/A     -0.24%
AllianceBernstein Small Cap Value    5/1/01      N/A      N/A     11.80%        N/A      N/A     3.86%       N/A      N/A     10.96%


--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth             10/30/97     -8.35%    N/A      6.93%     -15.10%     N/A      4.80%      -9.60%     N/A      5.45%
VP International                 5/2/94    -29.17%   6.37%     6.84%     -35.48%     4.59%    5.32%      -29.98%    4.96%    5.40%
VP Value                         5/1/96     12.82%   11.80%   12.61%       5.84%     9.94%   10.79%       11.34%   10.26%   11.06%


--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund
(Service Shares)                 9/29/89   -12.46%   10.30%   12.45%     -19.19%     8.43%   10.82%      -13.69%    8.76%   10.88%
--------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
(Service Shares)

Appreciation                     4/5/93     -9.63%   10.78%    13.72%     -16.39%    8.92%   12.07%      -10.89%    9.24%   12.13%
Disciplined Stock                5/1/96    -13.46%    9.19%    11.41%     -20.17%    7.33%    9.58%      -14.67%    7.67%    9.86%

--------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance
Products Fund (Service Class 2)

High Income                      9/20/85    -11.90%  -3.70%     5.22%     -18.66%   -5.64%    3.66%      -13.16%   -5.10%    3.72%
Growth                          10/9/86    -17.74%   11.56%    13.35%     -24.94%    9.62%   11.64%      -19.44%    9.93%   11.70%
Equity-Income                   10/9/86     -5.09%    9.30%    13.56%     -12.05%    7.37%   11.88%       -6.55%    7.72%   11.94%

--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 1 Shares)

Templeton Foreign Securities*    5/1/92   -0.98%     8.56%    10.16%      -22.43%    2.04%    7.73%      -16.93%    2.45%    7.80%
Templeton Developing Markets     3/4/96   -15.75%    4.88%     9.78%      -14.84%  -12.82%  -12.23%       -9.34%  -12.06%  -11.51%
Securities

*  Formerly Templeton International Securities
---------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares)


Franklin Small Cap              11/1/95   -15.25%   10.53%   13.45%     -21.94%    8.66%   11.71%     -16.43%    8.99%    11.87%
Franklin Large Cap Growth        5/1/96   -11.43%   11.77%   12.82%     -18.17%    9.90%   10.98%     -12.67%   10.22%    11.25%
  Securities
Templeton Developing Markets     3/4/96    -8.08%  -11.78%  -11.10%     -14.87%  -13.80%  -13.08%      -9.37%  -13.01%   -12.33%
  Securities
Templeton Global                1/24/89     2.24%    1.87%    4.30%      -4.69%    0.01%    2.74%       0.81%    0.47%     2.83%
  Income Securities
Templeton Foreign                5/1/92   -15.99%    4.63%    4.64%     -22.67%    2.63%    8.05%     -17.17%    3.03%     8.11%
  Securities*
Templeton Growth                3/15/94    -1.31%    8.40%   10.05%      -8.19%    6.76%    8.14%      -2.69%    7.11%     8.22%
  Securities
Mutual Shares                   11/8/96     7.04%   10.16%   10.60%       0.05%    8.29%    8.72%       5.55%    8.63%     9.06%
  Securities

* Formerly Templeton International Securities

----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company

Money Market                   10/1/87     4.05%    5.40%    4.94%       -2.81%    3.83%    3.54%       2.69%    4.23%    3.63%
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.


INVESCO VIF - Dynamics         8/22/97   -31.14%    N/A      5.75%     -37.53%     N/A     3.65%      -32.03%    N/A     4.29%
INVESCO VIF - High Yield       5/26/94   -14.93%   -0.48%    4.24%     -21.57%   -3.95%    2.63%      -16.07%  -3.44%    2.71%

-----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

Newport Tiger, Variable Series
  (Class A)                    5/1/95            -18.48%   -5.73%   -0.66%   -24.54%  -7.52%     -2.19%    -19.04%   -6.91%  -1.94%

-----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A)

J.P. Morgan Enhanced Index             5/1/96    -11.42%   10.20%   11.53%   -18.14%   8.34%      9.71%    -12.64%    8.67%   9.99%
J.P. Morgan International Equity       5/1/96    -20.34%    0.60%    1.97%   -26.94%  -1.26%      0.22%    -21.44%   -0.80%   0.62%
J.P. Morgan Quality Bond               5/1/96      7.03%    6.77%    6.98%     0.06%   4.90%      5.16%      5.56%    5.29%   5.50%
J.P. Morgan Select Equity              5/1/96     -6.05%    9.29%    9.72%   -12.83%   7.43%      7.89%     -7.33%    7.77%   8.18%
J.P. Morgan Small Cap Stock            5/1/96     -8.42%    6.25%    7.04%   -15.23%   4.40%      5.13%     -9.73%    4.78%   5.46%
Lord Abbett Bond Debenture             5/1/96      3.76%    5.86%    7.42%    -3.16%   4.00%      5.62%      2.34%    4.39%   5.95%
Lord Abbett Developing Growth          8/20/97    -6.82%     N/A     2.77%   -13.64%     N/A      0.70%     -8.14%    N/A     1.40%
Lord Abbett Growth and Income         12/11/89    -5.73%   12.13%   14.12%   -12.54%  10.26%     12.48%     -7.04%   10.58%  12.54%
Lord Abbett Growth Opportunities        5/1/01      N/A      N/A    -6.58%     N/A       N/A    -15.50%      N/A      N/A    -8.40%
Lord Abbett Mid-Cap Value               8/20/97    8.10%     N/A    15.17%     1.08%     N/A     13.14%      6.58%    N/A    13.64%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B)

Janus Aggressive Growth        2/12/01     N/A      N/A     -26.00%       N/A      N/A     -34.02%       N/A        N/A   -26.92%
J.P. Morgan                    5/1/96    -11.65%    9.91%    11.24%     -18.38%    8.20%     9.59%      -12.88%    8.53%    9.86%
  Enhanced Index (1)(2)
J.P. Morgan                    5/1/96    -20.71%    0.30%     1.75%     -27.18%   -1.39%     0.11%      -21.68%   -0.92%    0.51%
  International Equity (1)(2)
J.P. Morgan                    5/1/96      6.75%    6.49%     6.71%      -0.15%    4.65%     4.90%        5.35%    5.04%    5.25%
  Quality Bond (1)(2)
J.P. Morgan                    5/1/96     -6.32%    9.00%     9.43%     -13.14%    7.15%     7.62%       -7.64%    7.50%    7.92%
  Select Equity (1)(2)
J.P. Morgan                    5/1/96     -8.85%    5.94%     6.64%     -15.41%    4.24%     4.98%       -9.91%    4.62%    5.32%
  Small Cap Stock (1)(2)
Lord Abbett                    5/1/96      3.50%    5.22%     6.68%      -3.46%    3.73%     5.35%        2.04%    4.13%    5.68%
  Bond Debenture (1)(2)
Lord Abbett                   8/20/97     -7.05%    N/A       2.51%     -13.88%    N/A       0.37%       -8.38%    N/A      1.08%
  Developing Growth (1)(2)
Lord Abbett                  12/11/89     -5.97%   11.84%    13.84%     -12.80%    9.97%    12.19%       -7.30%   10.29%   12.25%
  Growth and Income (1)(2)(3)
Lord Abbett                   2/12/01     N/A      N/A      -10.70%       N/A      N/A     -18.91%        N/A      N/A    -11.81%
  Growth Opportunities
Lord Abbett                   8/20/97    -11.32%   N/A       9.84%        0.90%    N/A      12.92%        6.40%    N/A     13.43%
  Mid-Cap Value (1)(2)
MFS Research                  2/12/01     N/A      N/A     -15.14%        N/A      N/A     -23.29%        N/A      N/A    -16.19%
  International
MFS Mid Cap                  2/12/01      N/A      N/A     -16.60%        N/A      N/A     -24.73%        N/A      N/A    -17.63%
  Growth
Oppenheimer                  2/12/01      N/A      N/A     -14.27%        N/A      N/A     -22.43%        N/A      N/A    -15.33%
  Capital Appreciation
PIMCO Innovation             2/12/01      N/A      N/A     -38.30%        N/A      N/A     -46.17%        N/A      N/A    -39.07%
PIMCO Money Market           2/12/01      N/A      N/A       2.85%        N/A      N/A      -5.56%        N/A      N/A     1.54%
PIMCO Total Return           2/12/01      N/A      N/A       6.68%        N/A      N/A      -1.74%        N/A      N/A     5.36%
Met/Putnam Research          2/12/01      N/A      N/A     -18.33%        N/A      N/A     -26.44%        N/A      N/A    -19.34%
Met/AIM Mid Cap Equity       10/9/01      N/A      N/A      10.26%        N/A      N/A       2.81%        N/A      N/A     9.91%
Met/AIM Small Cap Growth     10/9/01      N/A      N/A      18.90%        N/A      N/A      11.42%        N/A      N/A     18.52%
State Street Research        10/9/01      N/A      N/A       9.69%        N/A      N/A       2.26%        N/A      N/A     9.36%
  Concentrated International

---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)

MFS Emerging Growth          7/24/95  -33.49%   9.10%     12.41%     -39.94%   -9.36%   -2.70%     -34.44%   -8.75%   -2.45%
MFS Investors Trust          10/9/95  -15.95%   7.29%     10.73%     -22.61%    0.59%    5.02%     -17.11%    1.02%    5.21%
MFS High Income              7/26/95    2.07%   2.84%      4.82%      -4.83%    0.48%    2.76%       0.68%    0.93%    2.98%
MFS Research                 7/26/95  -21.25%   6.64%     10.19%     -27.85%   -4.32%    1.33%     -22.35%   -3.82%    1.54%
---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
  (Service Class)

MFS Emerging Growth          7/24/95   -33.62%   9.04%    12.36%      -40.05%   7.19%   10.64%      -34.55%   7.52%   10.79%
MFS Strategic Income*        6/14/94    4.56%    2.59%     4.19%      -2.40%    0.71%    2.64%       3.10%    1.16%    2.73%
MFS Investors Trust          10/9/95   -16.10%   7.22%    10.67%      -22.78%   5.37%    8.96%      -17.28%   5.73%    9.13%
MFS High Income              7/26/95    1.62%    2.79%     4.78%      -5.30%    0.92%    3.11%       0.20%    1.36%    3.32%
MFS Research                 7/26/95   -21.39%   6.57%    10.13%      -27.99%   4.73%    8.44%      -22.49%   5.10%    8.60%
MFS New Discovery            4/29/98    -5.25%    N/A     14.53%     -12.08%     N/A    12.08%      -6.58%     N/A    12.88%

----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.

MetLife Stock Index          5/1/90    -12.40%   10.02%   12.29%     -20.26%    7.83%   10.49%      -14.76%   8.17%   10.55%

----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value          10/31/94  -11.28%   11.65%   16.17%     -17.95%    9.78%   14.46%      -12.45%  10.09%   14.52%
  (Class E)
Harris Oakmark Mid Cap
  Value (Class B)            4/30/93    27.51%   11.11%   13.27%      20.16%    9.20%   11.59%      25.66%    9.54%   11.66%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds

Oppenheimer Bond/VA          4/3/85     7.79%    5.62%    6.64%       0.79%    3.43%    4.91%       6.29%    3.83%     4.99%
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   (Administrative Class)

PIMCO High Yield Bond         4/30/98    2.35%     N/A      1.70%     -4.50%     N/A    -0.78%       1.00%     N/A     0.32%
PIMCO Low Duration Bond       2/16/99    7.61%     N/A      8.30%      1.37%     N/A     3.58%       6.87%     N/A     5.13%
PIMCO StockPLUS Growth and   12/31/97  -11.28%     N/A    -11.88%    -17.34%     N/A     3.84%     -11.84%     N/A     4.52%
PIMCO Total Return Bond      12/31/97    8.37%     N/A      6.55%      1.52%     N/A     3.91%       7.02%     N/A     4.61%

-----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

Putnam VT Growth and Income -
   Class IA Shares            2/1/88     -6.16%    8.11%   11.97%  -12.97%    3.81%      9.09%      -7.47%    4.19%     9.16%
Putnam VT International Growth -
   Class IA Shares            1/2/97    -20.41%    N/A     9.75%   -27.03%     N/A      -4.63%     -21.53%     N/A     -3.90%
Putnam VT Vista - Class
   IA Shares                   1/2/97    -33.34%    N/A     7.59%     -39.82%     N/A    -8.65%      -34.32%     N/A     -7.81%

---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

Putnam VT Growth and          2/1/88     -6.39%   7.93%    11.80%      -13.20%   6.07%   10.18%       -7.70%    6.44%    10.24%
  Income - Class IB Shares
Putnam VT International
  Growth - Class IB Shares    1/2/97    -20.61%    N/A      9.58%      -27.22%    N/A     7.57%      -21.72%    N/A       8.04%
Putnam VT International
  New Opportunities - Class
  IB Shares                   1/2/97    -28.68%    N/A      0.42%     -35.18%     N/A    -1.62%      -29.68%    N/A      -0.97%
Putnam VT New Value           1/2/97      3.32%    N/A      9.59%      -3.63%     N/A     7.57%        1.87%    N/A       8.05%
  Class IB Shares
Putnam VT Vista - Class       1/2/97    -33.50%    N/A      7.44%     -39.93%     N/A     5.43%      -34.43%    N/A       5.94%
  IB Shares

-----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity            1/2/97     -2.36%     N/A      7.02%       -9.15%     N/A     3.51%      -3.65%     N/A     4.06%
Core Bond                    1/2/97      7.41%     N/A      6.72%        0.49%     N/A     3.47%       5.99%     N/A     4.02%
Multi-Style Equity           1/2/97    -14.21%     N/A      7.85%      -20.85%     N/A    -1.37%     -15.35%     N/A    -0.73%
Non-U.S.                     1/2/97    -22.03%     N/A      0.16%      -28.58%     N/A    -8.16%     -23.08%     N/A    -7.32%
Real Estate Securities      4/30/99      7.84%     N/A      9.39%        0.89%     N/A     5.91%       6.39%     N/A     7.53%

---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)

International               5/8/97     -30.81%    N/A       0.17%      -37.28%     N/A     -1.92%     -31.78%     N/A    -1.22%

---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II

Government Securities       9/3/87      7.48%    6.96%     6.48%       10.55%     23.41%   20.56%       16.05%   23.62%   20.75%
Small Cap Growth            5/2/94    -28.91%    6.33%    11.81%      -35.26%      4.50%   10.14%      -29.76%    4.86%   10.20%
SVS Dreman Small Cap Value* 5/1/96     17.63%    6.34%     5.92%        1.26%      5.25%    5.00%        6.76%    5.64%    5.08%

*Formerly Scudder Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares, performance information shown is the performance of the shares of the portfolio's
     Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.


                               FEDERAL TAX STATUS

General

NOTE: the following description is based upon the company's understanding of current federal income tax law applicable to annuities in general. The company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

Owner Control

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments and Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments (contributions) not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. The Internal Revenue Service is currently examining whether these death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

Required Distributions.

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code section 72(s). Other rules may apply to qualified contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non- periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Required Distributions

For Qualified Contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs and SIMPLE IRAs). Roth IRAs under section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.


                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these respective financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 5, 2002

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets:
   Investments at market value:
      Met Investors Series Trust (Met Investors):
         Lord Abbett Growth and Income Portfolio                             30,203 shares   $  756,891
         Lord Abbett Growth and Income Portfolio B                            2,226 shares       55,679
         Lord Abbett Bond Debenture Portfolio                                15,922 shares      178,649
         Lord Abbett Bond Debenture Portfolio B                               2,277 shares       25,505
         Lord Abbett Developing Growth Portfolio                              8,699 shares       92,732
         Lord Abbett Developing Growth Portfolio B                              348 shares        3,708
         Lord Abbett Mid-Cap Value Portfolio                                 14,935 shares      248,524
         Lord Abbett Mid-Cap Value Portfolio B                                1,181 shares       19,629
         JP Morgan Quality Bond Portfolio                                     5,995 shares       68,398
         JP Morgan Quality Bond Portfolio B                                   1,112 shares       12,672
         JP Morgan Small Cap Stock Portfolio                                  8,021 shares       94,166
         JP Morgan Small Cap Stock Portfolio B                                    8 shares           97
         JP Morgan Enhanced Index Portfolio                                  17,202 shares      253,383
         JP Morgan Enhanced Index Portfolio B                                     6 shares           91
         JP Morgan Select Equity Portfolio                                    9,490 shares      122,048
         JP Morgan Select Equity Portfolio B                                    973 shares       12,479
         JP Morgan International Equity Portfolio                            14,771 shares      128,210
         JP Morgan International Equity Portfolio B                              10 shares           85
         Met Putnam Research Portfolio B                                         11 shares           88
         Oppenheimer Capital Appreciation Portfolio B                         1,233 shares       10,565
         PIMCO Money Market Portfolio B                                         102 shares          102
         Janus Aggressive Growth Portfolio B                                     11 shares           83
         Lord Abbett Growth Opportunities Portfolio                              10 shares           92
         Lord Abbett Growth Opportunities Portfolio B                         1,769 shares       15,793
         PIMCO Total Return Portfolio B                                       1,726 shares       17,831
         PIMCO Innovation Portfolio B                                            12 shares           75
         MFS Mid Cap Growth Portfolio B                                         263 shares        2,196
         MFS Research International Portfolio B                               1,010 shares        8,567
         MIST AIM Mid Cap Equity Portfolio B                                     10 shares          110
         MIST AIM Small Cap Growth Portfolio B                                  249 shares        2,965
         MIST SSR Concentrated Int'l Portfolio B                                 10 shares          110
      Metropolitan Life Series Funds, Inc. (MetLife):
         MetLife Stock Index B                                                  236 shares        7,100
      General American Capital Company (GACC):
         Money Market Fund                                                        5 shares          112
      Russell Insurance Funds (Russell):
         Russell Multi-Style Equity Fund                                      5,528 shares       65,452
         Russell Aggressive Equity Fund                                         813 shares        9,296
         Russell Non-U.S. Fund                                                3,453 shares       29,838
         Russell Core Bond Fund                                               7,020 shares       71,115
         Russell Real Estate Securities Fund                                    965 shares       10,370
      AIM Variable Insurance Funds (AIM):
         AIM Value Fund                                                       2,111 shares       49,284
         AIM Capital Appreciation Fund                                        2,960 shares       64,294
         AIM International Equity Fund                                        1,870 shares       27,887

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
   Investments at market value, continued:
      Alliance Variable Products (Alliance):
         Alliance Premier Growth Portfolio                                    4,151 shares   $  104,437
         Alliance Premier Growth Portfolio B                                    162 shares        4,050
         Alliance Bernstein Real Estate Investment Portfolio                  2,177 shares       25,030
         Alliance Bernstein Real Estate Investment Portfolio B                  202 shares        2,324
         Alliance Bernstein Small Cap B                                          10 shares          112
         Alliance Bernstein Value B                                              10 shares          101
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series                                     49 shares           87
      Goldman Sachs Asset Management (Goldman Sachs):
         Growth & Income Fund                                                    10 shares           96
         International Equity Fund                                                9 shares           85
         Global Income Fund                                                      10 shares          103
         Internet Tollkeeper Fund                                                17 shares           76
      Scudder Variable Series II (Scudder II):
         Small Cap  Growth  Portfolio                                             7 shares           85
         Small Cap Value Portfolio                                            4,191 shares       55,357
         Government Securities Portfolio                                          8 shares          105
      Scudder Variable Series I (Scudder I):
         International Portfolio B                                               10 shares           77
      MFS Variable Insurance Trust (MFS):
         MFS Research Series                                                  4,827 shares       69,118
         MFS Research Series B                                                    6 shares           85
         MFS Investors Trust Series                                             356 shares        6,096
         MFS Investors Trust Series B                                             5 shares           89
         MFS Emerging Growth Series                                           1,402 shares       25,215
         MFS Emerging Growth Series B                                             5 shares           82
         MFS High Income Series                                                 632 shares        5,826
         MFS High Income Series B                                                11 shares           98
         MFS Global Government Series B                                          10 shares          104
         MFS New Discovery Series B                                             215 shares        3,276
      Oppenheimer Variable Account Funds (Oppenheimer):
         Oppenheimer Bond Fund (VA)                                           1,957 shares       21,936
      Putnam Variable Trust (Putnam):
         Putnam VT Growth & Income Fund                                       2,742 shares       64,602
         Putnam VT Growth & Income Fund B                                         4 shares           93
         Putnam VT Vista Fund                                                25,202 shares      287,054
         Putnam VT Vista Fund B                                                   7 shares           82
         Putnam VT International Growth Fund                                  4,174 shares       51,842
         Putnam VT International Growth Fund B                                  260 shares        3,210
         Putnam VT International New Opp Fund B                                   9 shares           85
         Putnam VT New Value Fund B                                               7 shares           97
      Franklin Templeton Variable Products Series Fund (Templeton):
         Templeton International Securities Fund                              3,975 shares       47,108
         Templeton International Securities Fund B                              251 shares        2,947
         Templeton Developing Markets Securities Fund                         5,478 shares       26,183
         Templeton Developing Markets Securities Fund B                          20 shares           95
         Franklin Small Cap Fund B                                              123 shares        2,191

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
   Investments at market value, continued:
      Franklin Templeton Variable Products Series Fund (Templeton) (Cont'd):
         Franklin Large Cap Growth Securities Fund B                            218 shares   $    3,152
         Mutual Shares Securities Fund B                                          7 shares           99
         Templeton Global Income Securities Fund B                                9 shares          105
         Templeton Growth Securities Fund B                                       9 shares           98
      Fidelity Investments (Fidelity):
         Fidelity Equity-Income Fund B                                            4 shares           95
         Fidelity Growth Fund B                                                 200 shares        6,670
         Fidelity High Income Fund B                                             14 shares           90
      American Century Var. Portfolios, Inc. (American Century):
         VP Income & Growth Fund                                                 14 shares           93
         VP International Fund                                                   13 shares           82
         VP Value Fund                                                           15 shares          109
      New England Zenith Fund (Zenith):
         Davis Venture Value E                                                  308 shares        7,187
         Harris Oakmark Mid Cap Value B                                          24 shares        4,461
      Dreyfus Variable Investment Fund (Dreyfus):
         Dreyfus VIF Capital Appreciation Portfolio B                           177 shares        6,191
         Dreyfus VIF Disciplined Stock Port. B                                    4 shares           90
         Dreyfus Stock Index Fund B                                               3 shares           91
      INVESCO Variable Investment Funds, Inc. (INVESCO):
         VIF Dynamics Fund                                                        7 shares           85
         VIF High Yield Fund                                                     11 shares           84
      PIMCO Variable Trust (PIMCO):
         High Yield Bond Portfolio                                               13 shares          101
         Low Duration Bond Portfolio                                             10 shares          104
         StocksPLUS Growth & Income Portfolio                                   479 shares        4,480
         Total Return Bond Portfolio                                             11 shares          106
                                                                                             ----------
            Total assets                                                                     $3,309,483
                                                                                             ==========

Sub-account liabilities:
   Due to/(from) General Account, net:
      Met Investors Lord Abbet Growth & Income                                               $      (48)
      Met Investors Lord Abbett Growth & Income B                                                    (2)
      Met Investors Lord Abbett Bond Debenture Portfolio                                             (2)
      Met Investors Lord Abbett Bond Debenture Portfolio B                                           30
      Met Investors Lord Abbett Developing Growth Portfolio                                          (4)
      Met Investors Lord Abbett Developing Growth Portfolio B                                         3
      Met Investors Lord Abbett Mid-Cap Value Portfolio                                               6
      Met Investors Lord Abbett Mid-Cap Value Portfolio B                                             5
      Met Investors JP Morgan Quality Bond Portfolio                                                  2
      Met Investors JP Morgan Quality Bond Portfolio B                                               27
      Met Investors JP Morgan Small Cap Stock Portfolio                                              (9)
      Met Investors JP Morgan Small Cap Stock Portfolio B                                             1
      Met Investors JP Morgan Enhanced Index Portfolio                                              (36)
      Met Investors JP Morgan Enhanced Index Portfolio B                                              1
      Met Investors JP Morgan Select Equity Portfolio                                               (18)
      Met Investors JP Morgan Select Equity Portfolio B                                              45

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
   Due to/(from) general account, net (continued):
      Met Investors  JP Morgan International Equity Portfolio                                $      (18)
      Met Investors Putnam Research Portfolio B                                                       1
      Met Investors Oppenheimer Capital Appreciation B                                                9
      PIMCO Money Market Portfolio B                                                                  1
      Met Investors Janus Aggressive Growth B                                                         1
      Met Investors Lord Abbett Growth Opportunities Portfolio B                                     40
      Met Investors PIMCO Total Return Portfolio B                                                   16
      Met Investors PIMCO Innovation Portfolio B                                                      1
      Met Investors MFS Mid Cap Growth Portfolio B                                                    3
      Met Investors MFS Research International Portfolio B                                            7
      Met Investors MIST AIM Mid Cap Equity Portfolio B                                              --
      Met Investors MIST AIM Small Cap Growth Portfolio B                                             3
      Met Investors MIST SSR Concentrated Int'l Portfolio B                                           1
      MetLife Stock Index B                                                                           6
      GACC Money Market Fund                                                                          1
      Russell Multi-Style Equity Fund                                                                 2
      Russell Aggressive Equity Fund                                                                 48
      Russell Non-U.S. Fund                                                                          29
      Russell Core Bond Fund                                                                          1
      Russell Real Estate Securities Fund                                                            14
      AIM Value Fund                                                                                 (7)
      AIM Capital Appreciation Fund                                                                 (30)
      AIM International Equity Fund                                                                  14
      Alliance Premier Growth Portfolio                                                             (34)
      Alliance Premier Growth Portfolio B                                                             2
      Alliance Bernstein Real Estate Investment Portfolio                                            38
      Alliance Bernstein Real Estate Investment Portfolio B                                           2
      Alliance Bernstein Small Cap B                                                                  1
      Alliance Bernstein Value B                                                                      1
      Newport Tiger Fund, Variable Series                                                             1
      Goldman Sachs Growth & Income Fund                                                              1
      Goldman Sachs Global Income Fund                                                                1
      Scudder II Small Cap Growth Portfolio                                                           1
      Scudder II Small Cap Value Portfolio                                                           26
      Scudder II Government Securities Portfolio                                                      1
      MFS Research Series                                                                           (29)
      MFS Investors Trust B                                                                           1
      MFS Emerging Growth Series                                                                      8
      MFS High Income Series                                                                         47
      MFS High Income Series B                                                                        1
      MFS Global Government B                                                                         1
      MFS New Discovery Series B                                                                      3
      Oppenheimer Bond Fund                                                                          31
      Putnam VT Growth & Income Fund                                                                 10
      Putnam VT Growth & Income Fund B                                                                1
      Putnam VT Vista Fund                                                                          (34)
      Putnam VT International Growth Fund                                                            (1)
      Putnam VT International Growth Fund B                                                           2

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
   Due to/(from) general account, net (continued):
      Putnam VT International New Opp B                                                      $        1
      Putnam VT New Value Class B                                                                     1
      Templeton International Securities Fund                                                       (10)
      Templeton International Securities Fund B                                                      17
      Templeton Developing Markets Securities Fund                                                   22
      Templeton Developing Markets Securities B                                                       1
      Franklin Small Cap Fund B                                                                      14
      Franklin Large Cap Growth Securities Fund B                                                     4
      Mutual Shares Securities B                                                                      1
      Templeton Global Income Securities B                                                            1
      Templeton Growth Securities B                                                                   1
      Fidelity Equity-Income Fund B                                                                   1
      Fidelity Growth Fund B                                                                          4
      Fidelity High Income Fund B                                                                     1
      VP Income & Growth Fund                                                                         1
      VP Value Fund                                                                                   1
      Davis Venture Value E                                                                           7
      Harris Oakmark Mid Cap Value B                                                                  4
      Dreyfus VIF Capital Appreciation Portfolio B                                                    3
      Dreyfus VIF Disciplined Stock Portfolio B                                                       1
      Dreyfus Stock Index Fund B                                                                      1
      Invesco VIF Dynamics Fund                                                                       1
      PIMCO Low Duration Bond Portfolio                                                               1
      PIMCO StocksPLUS Growth & Income                                                                3
                                                                                             ----------
         Total liabilities                                                                   $      308
                                                                                             ==========

Sub-account net assets:
   Met Investors Series Trust (Met Investors):
      Lord Abbett Growth and Income Portfolio                                                $  756,939
      Lord Abbett Growth and Income Portfolio B                                                  55,681
      Lord Abbett Bond Debenture Portfolio                                                      178,651
      Lord Abbett Bond Debenture Portfolio B                                                     25,475
      Lord Abbett Developing Growth Portfolio                                                    92,736
      Lord Abbett Developing Growth Portfolio B                                                   3,705
      Lord Abbett Mid-Cap Value Portfolio                                                       248,518
      Lord Abbett Mid-Cap Value Portfolio B                                                      19,624
      JP Morgan Quality Bond Portfolio                                                           68,396
      JP Morgan Quality Bond Portfolio B                                                         12,645
      JP Morgan Small Cap Stock Portfolio                                                        94,175
      JP Morgan Small Cap Stock Portfolio B                                                          96
      JP Morgan Enhanced Index Portfolio                                                        253,419
      JP Morgan Enhanced Index Portfolio B                                                           90
      JP Morgan Select Equity Portfolio                                                         122,066
      JP Morgan Select Equity Portfolio B                                                        12,434
      JP Morgan International Equity Portfolio                                                  128,228

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
   Met Investors Series Trust (Met Investors) (Cont'd):
      JP Morgan International Equity Portfolio B                                             $       85
      Met Putnam Research Portfolio B                                                                87
      Oppenheimer Capital Appreciation Portfolio B                                               10,556
      PIMCO Money Market Portfolio B                                                                101
      Janus Aggressive Growth Portfolio B                                                            82
      Lord Abbett Growth Opportunities Portfolio                                                     92
      Lord Abbett Growth Opportunities Portfolio B                                               15,753
      PIMCO Total Return Portfolio B                                                             17,815
      PIMCO Innovation Portfolio B                                                                   74
      MFS Mid Cap Growth Portfolio B                                                              2,193
      MFS Research International Portfolio B                                                      8,560
      MIST AIM Mid Cap Equity Portfolio B                                                           110
      MIST AIM Small Cap Growth Portfolio B                                                       2,962
      MIST SSR Concentrated Int'l Portfolio B                                                       109
   Metropolitan Life Series Funds, Inc. (MetLife):
      MetLife Stock Index B                                                                       7,094
   General American Capital Company:
      Money Market Fund                                                                             111
   Russell Insurance Funds:
      Russell Multi-Style Equity Fund                                                            65,450
      Russell Aggressive Equity Fund                                                              9,248
      Russell Non-U.S. Fund                                                                      29,809
      Russell Core Bond Fund                                                                     71,114
      Russell Real Estate Securities Fund                                                        10,356
   AIM Variable Insurance Funds:
      AIM Value Fund                                                                             49,291
      AIM Capital Appreciation Fund                                                              64,324
      AIM International Equity Fund                                                              27,873
   Alliance Variable Products:
      Alliance Premier Growth Portfolio                                                         104,471
      Alliance Premier Growth Portfolio B                                                         4,048
      Alliance Bernstein Real Estate Investment Portfolio                                        24,992
      Alliance Bernstein Real Estate Investment Portfolio B                                       2,322
      Alliance Bernstein Small Cap Portfolio B                                                      111
      Alliance Bernstein Value Portfolio B                                                          100
   Liberty Variable Investment Trust:
      Newport Tiger Fund, Variable Series                                                            86
   Goldman Sachs Asset Management:
      Growth & Income Fund                                                                           95
      International Equity Fund                                                                      85
      Global Income Fund                                                                            102
      Internet Tollkeeper Fund                                                                       76
   Scudder Variable Series II:
      Small Cap  Growth  Portfolio                                                                   84
      Small Cap Value Portfolio                                                                  55,331
      Government Securities Portfolio                                                               104
   Scudder Variable Series I:
      International Portfolio B                                                                      77

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
   MFS Variable Insurance Trust:
      MFS Research Series                                                                    $   69,147
      MFS Research Series B                                                                          85
      MFS Investors Trust Series                                                                  6,096
      MFS Investors Trust Series B                                                                   88
      MFS Emerging Growth Series                                                                 25,207
      MFS Emerging Growth Series B                                                                   82
      MFS High Income Series                                                                      5,779
      MFS High Income Series B                                                                       97
      MFS Global Government Series B                                                                103
      MFS New Discovery Series B                                                                  3,273
   Oppenheimer Variable Account Funds:
      Oppenheimer Bond Fund/VA                                                                   21,905
   Putnam Variable Trust:
      Putnam VT Growth & Income Fund                                                             64,592
      Putnam VT Growth & Income Fund B                                                               92
      Putnam VT Vista Fund                                                                      287,088
      Putnam VT Vista Fund B                                                                         82
      Putnam VT International Growth Fund                                                        51,843
      Putnam VT International Growth Fund B                                                       3,208
      Putnam VT International New Opp Fund B                                                         84
      Putnam VT New Value Fund B                                                                     96
   Franklin Templeton Variable Products Series Fund:
      Templeton Int'l Securities Fund                                                            47,118
      Templeton Int'l Securities Fund B                                                           2,930
      Templeton Developing Markets Securities Fund                                               26,161
      Templeton Developing Markets Securities Fund B                                                 94
      Franklin Small Cap Fund B                                                                   2,177
      Franklin Large Cap Growth Securities Fund B                                                 3,148
      Mutual Shares Securities Fund B                                                                98
      Templeton Global Income Securities Fund B                                                     104
      Templeton Growth Securities Fund B                                                             97
   Fidelity Investments:
      Fidelity Equity-Income Fund B                                                                  94
      Fidelity Growth Fund B                                                                      6,666
      Fidelity High Income Fund B                                                                    89
   American Century Var. Portfolios, Inc.:
      VP Income & Growth Fund                                                                        92
      VP International Fund                                                                          82
      VP Value Fund                                                                                 108
   New England Zenith Fund:
      Davis Venture Value E                                                                       7,180
      Harris Oakmark Mid Cap Value B                                                              4,457
   Dreyfus Variable Investment Fund:
      Dreyfus VIF Capital Appreciation Portfolio B                                                6,188
      Dreyfus VIF Disciplined Stock Port. B                                                          89
      Dreyfus Stock Index Fund B                                                                     90
   INVESCO Variable Investment Funds, Inc.:
      VIF Dynamics Fund                                                                              84
      VIF High Yield Fund                                                                            84

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
   PIMCO Variable Trust:
      High Yield Bond Portfolio                                                              $      101
      Low Duration Bond Portfolio                                                                   103
      StocksPLUS Growth & Income Portfolio                                                        4,477
      Total Return Bond Portfolio                                                                   106
                                                                                             ----------
         Net assets                                                                          $3,309,175
                                                                                             ==========

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                            Met Investors
                                           ------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett                       Lord Abbett
                                             Growth        Growth and        Lord Abbett        Bond         Lord Abbett
                                              and            Income              Bond         Debenture       Developing
                                             Income      Portfolio B (a)     Debenture     Portfolio B (a)     Growth
                                           -----------   ---------------   -------------   ---------------   ------------
Investment income:
   Dividends                                $  7,368              1           17,692               8                --
                                            --------           ----           ------             ---            ------

Expenses:
   Mortality and expense risk                  9,798            161            2,797              66             1,030
   Administrative fee                          1,176             35              336              15               124
                                            --------           ----           ------             ---            ------

      Total expenses                          10,974            196            3,133              81             1,154
                                            --------           ----           ------             ---            ------

      Net investment income (loss)            (3,606)          (195)          14,559             (73)           (1,154)
                                            --------           ----           ------             ---            ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                   6,115             (1)          (3,909)             (3)             (231)
   Realized gain distributions                    --             --               --              --                --
                                            --------           ----           ------             ---            ------

      Net realized gain (loss)                 6,115             (1)          (3,909)             (3)             (231)
                                            --------           ----           ------             ---            ------

Change in unrealized appreciation
      (depreciation)                         (56,368)           310           (5,559)            314            (2,035)
                                            --------           ----           ------             ---            ------

      Net increase (decrease) in net
         assets from operations             $(53,859)           114            5,091             238            (3,420)
                                            ========           ====           ======             ===            ======

                                                     Met Investors
                                           -------------------------------
                                             Lord Abbett       Lord Abbett
                                              Developing         Large
                                                Growth            Cap
                                            Portfolio B (a)   Research (b)
                                           ----------------   ------------
Investment income:
   Dividends                                      --              1,138
                                                 ---            -------

Expenses:
   Mortality and expense risk                      2                254
   Administrative fee                             --                 31
                                                 ---            -------

      Total expenses                               2                285
                                                 ---            -------
      Net investment income (loss)                (2)               853
                                                 ---            -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                      --             21,797
   Realized gain distributions                    --              4,663
                                                 ---            -------

      Net realized gain (loss)                    --             26,460
                                                 ---            -------

Change in unrealized appreciation
   (depreciation)                                128            (28,900)
                                                 ---            -------

      Net increase (decrease) in net
         assets from operations                  126             (1,587)
                                                 ===            =======

(a) For the period from May 1, 2001 to December 31, 2001.

(b) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                         Met Investors
                                           -------------------------------------------------------------------------
                                                            Lord Abbett                    JP Morgan       JP Morgan
                                           Lord Abbett       Mid-Cap        JP Morgan       Quality         Small
                                             Mid-Cap           Value         Quality         Bond            Cap
                                              Value       Portfolio B (a)     Bond      Portfolio B (a)     Stock
                                           -----------   ----------------   ---------   ---------------   ----------
Investment income:
   Dividends                                 $ 1,087             --           3,220              5             171
                                             -------            ---           -----           ----         -------

Expenses:
   Mortality and expense risk                  2,853             57             858             22           1,271
   Administrative fee                            342             12             103              5             153
                                             -------            ---           -----           ----         -------
      Total expenses                           3,195             69             961             27           1,424
                                             -------            ---           -----           ----         -------

      Net investment income (loss)            (2,108)           (69)          2,259            (22)         (1,253)
                                             -------            ---           -----           ----         -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                   2,798            145             382             --          (2,789)
   Realized gain distributions                20,100              9              --             --          13,745
                                             -------            ---           -----           ----         -------
      Net realized gain (loss)                22,898            154             382             --          10,956
                                             -------            ---           -----           ----         -------

Change in unrealized appreciation
      (depreciation)                          (4,210)           665             890           (150)        (22,859)
                                             -------            ---           -----           ----         -------

        Net increase (decrease) in net
           assets from operations            $16,580            750           3,531           (172)        (13,156)
                                             =======            ===           =====           ====         =======

                                                   Met Investors
                                           ----------------------------
                                              JP Morgan
                                                Small         JP Morgan
                                              Cap Stock       Enhanced
                                            Portfolio B(a)     Index
                                           ---------------   ----------
Investment income:
   Dividends                                      --            2,244
                                             --------         --------

Expenses:
   Mortality and expense risk                     --            3,486
   Administrative fee                             --              418
                                             --------         --------
      Total expenses                              --            3,904
                                             --------         --------

      Net investment income (loss)                --           (1,660)
                                             --------         --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                      --           (4,155)
   Realized gain distributions                    13                -
                                             --------         --------
      Net realized gain (loss)                    13           (4,155)
                                             --------         --------

Change in unrealized appreciation
      (depreciation)                             (17)         (33,030)
                                             --------         --------

      Net increase (decrease) in net
         assets from operations                   (4)         (38,845)
                                             ========         ========

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                      Met Investors
                                            -------------------------------------------------------------------------
                                            JP Morgan                 JP Morgan                          JP Morgan
                                            Enhanced    JP Morgan      Select           JP Morgan      International
                                              Index      Select        Equity         International       Equity
                                              B (a)      Equity     Portfolio B (a)      Equity       Portfolio B (a)
                                            ---------   ---------   ---------------   -------------   ---------------
Investment income:
   Dividends                                  $  1           628          --               1,775              1
                                              -----      --------       -----            --------           ----

 Expenses:
   Mortality and expense risk                   --         1,739          35               1,761             --
   Administrative fee                           --           209           8                 211             --
                                              -----      --------       -----            --------           ----
      Total expenses                            --         1,948          43               1,972             --
                                              -----      --------       -----            --------           ----

      Net investment income (loss)               1        (1,320)        (43)               (197)             1
                                              -----      --------       -----            --------           ----

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                    --        (5,318)         --              (4,160)            --
   Realized gain distributions                  --         2,847           2              16,845             11
                                              -----      --------       -----            --------           ----
      Net realized gain (loss)                  --        (2,471)          2              12,685             11
                                              -----      --------       -----            --------           ----

 Change in unrealized appreciation
      (depreciation)                           (10)       (7,228)         17             (47,870)           (27)
                                              -----      --------       -----            --------           ----

      Net increase (decrease) in net
         assets from operations               $ (9)      (11,019)        (24)            (35,382)           (15)
                                              =====      ========       =====            ========           ====

                                                  Met Investors
                                            ------------------------
                                               Met      Oppenheimer
                                             Putnam       Capital
                                            Research    Appreciation
                                              B(a)          B(a)
                                            ---------   ------------
Investment income:
   Dividends                                    --            4
                                               ---          ---

Expenses:
   Mortality and expense risk                   --            7
   Administrative fee                           --            1
                                               ---          ---
      Total expenses                            --            8
                                               ---          ---

      Net investment income (loss)              --           (4)
                                               ---          ---

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                    --           --
   Realized gain distributions                  --           --
                                               ---          ---
      Net realized gain (loss)                  --           --
                                               ---          ---

Change in unrealized appreciation
      (depreciation)                           (12)         (74)
                                               ---          ---

        Net increase (decrease) in net
           assets from operations              (12)         (78)
                                               ===          ===

(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                       Met Investors
                                            ---------------------------------------------------------------------
                                              PIMCO       Janus                        Lord Abbett      PIMCO
                                              Money     Aggressive     Lord Abbett       Growth      Total Return
                                              Market      Growth         Growth        Opportunity       Bond
                                               B(a)        B(a)      Opportunity (a)       B(a)          B(a)
                                            ---------   ----------   ---------------   -----------   ------------
Investment income:
   Dividends                                    $2           --             --              --            150
                                               ---          ---            ---             ---            ---

Expenses:
   Mortality and expense risk                   --           --             --              31             12
   Administrative fee                           --           --             --               7              3
                                               ---          ---            ---             ---            ---
      Total expenses                            --           --             --              38             15
                                               ---          ---            ---             ---            ---

      Net investment income (loss)               2           --             --             (38)           135
                                               ---          ---            ---             ---            ---

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                    --           --             --              --             --
   Realized gain distributions                  --           --             --              --             63
                                               ---          ---            ---             ---            ---
      Net realized gain (loss)                  --           --             --              --             63
                                               ---          ---            ---             ---            ---

Change in unrealized appreciation
      (depreciation)                            --          (17)            (8)             76            (84)
                                               ---          ---            ---             ---            ---

        Net increase (decrease) in net
           assets from operations               $2          (17)            (8)             38            114
                                               ===          ===            ===             ===            ===

                                                Met Investors
                                            ---------------------
                                                           MFS
                                              PIMCO      Mid Cap
                                            Innovation   Growth
                                               B (a)       B (a)
                                            ----------   --------
Investment income:
   Dividends                                     --         --
                                                ---        ---

Expenses:
   Mortality and expense risk                    --          2
   Administrative fee                            --         --
                                                ---        ---
      Total expenses                             --          2
                                                ---        ---

      Net investment income (loss)               --         (2)
                                                ---        ---

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                     --         --
   Realized gain distributions                   --         --
                                                ---        ---
      Net realized gain (loss)                   --         --
                                                ---        ---

Change in unrealized appreciation
      (depreciation)                            (25)        (1)
                                                ---        ---

         Net increase (decrease) in net
            assets from operations              (25)        (3)
                                                ===        ===

(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                  Met Investors                         MetLife    GACC    Russell
                                           ----------------------------------------------------------   -------   ------   -------
                                                MFS            MIST           MIST          MIST
                                             Research          AIM            AIM            SSR         Stock             Multi-
                                           International      MidCap        Small Cap    Concentrated    Index    Money     Style
                                               B (a)       Equity B (c)   Growth B (c)   Int'l B (c)     B (c)    Market   Equity
                                           -------------   ------------   ------------   ------------   -------   ------   -------
Investment income:
    Dividends                                   $ 6             --             --              --          --        --        200
                                                ---            ---            ---             ---         ---       ---     ------

Expenses:
    Mortality and expense risk                    6             --              2              --           5         1        538
    Administrative fee                            1             --             --              --           1        --         64
                                                ---            ---            ---             ---         ---       ---     ------
        Total expenses                            7             --              2              --           6         1        602
                                                ---            ---            ---             ---         ---       ---     ------

        Net investment income (loss)             (1)            --             (2)             --          (6)       (1)      (402)
                                                ---            ---            ---             ---         ---       ---     ------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     --              3             --              --          --        --       (524)
    Realized gain distributions                  --             --             --               1          --        --        648
                                                ---            ---            ---             ---         ---       ---     ------
        Net realized gain (loss)                 --              3             --               1          --        --        124
                                                ---            ---            ---             ---         ---       ---     ------

Change in unrealized appreciation
      (depreciation)                             28              6             49               9         (27)        4     (6,405)
                                                ---            ---            ---             ---         ---       ---     ------

        Net increase (decrease) in net
          assets from operations                $27              9             47              10         (33)        3     (6,683)
                                                ===            ===            ===             ===         ===       ===     ======

(a)  For the period from May 1, 2001 to December 31, 2001.

(c)  For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                             Russell                                   AIM
                                           ----------------------------------------   -----------------------------------------
                                                                            Real                       V.I.           V.I.
                                           Aggressive            Core      Estate     V.I. Value     Capital      International
                                             Equity     Non-US   Bond    Securities      Value     Appreciation      Equity
                                           ----------   ------   -----   ----------   ----------   ------------   -------------
Investment income:
    Dividends                                 $  8         182   2,953       389            63            --             87
                                              ----      ------   -----       ---        ------       -------         ------

Expenses:
    Mortality and expense risk                  74         250     603        86           598           727            332
    Administrative fee                           9          30      73        10            72            87             40
                                              ----      ------   -----       ---        ------       -------         ------
        Total expenses                          83         280     676        96           670           814            372
                                              ----      ------   -----       ---        ------       -------         ------

        Net investment income (loss)           (75)        (98)  2,277       293          (607)         (814)          (285)
                                              ----      ------   -----       ---        ------       -------         ------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   (18)       (292)     47        21          (961)         (434)          (602)
    Realized gain distributions                 --          --     443       169           963         4,966            681
                                              ----      ------   -----       ---        ------       -------         ------
        Net realized gain (loss)               (18)       (292)    490       190             2         4,532             79
                                              ----      ------   -----       ---        ------       -------         ------

Change in unrealized appreciation
      (depreciation)                            31      (4,550)   (853)      179        (6,642)      (19,864)        (7,304)
                                              ----      ------   -----       ---        ------       -------         ------

        Net increase (decrease) in net
          assets from operations              $(62)     (4,940)  1,914       662        (7,247)      (16,146)        (7,510)
                                              ====      ======   =====       ===        ======       =======         ======


See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                                Alliance
                                           ---------------------------------------------------------------------------------
                                                                        Bernstein       Bernstein
                                                        Premier            Real        Real Estate     Bernstein   Bernstein
                                           Premier       Growth           Estate        Investment     Small Cap     Value
                                            Growth    Portfolio B (a)   Investment   Portfolio B (a)     B (a)       B (a)
                                           --------   ---------------   ----------   ---------------   ---------   ---------
Investment income:
    Dividends                              $     --          --             835              4             --          --
                                           --------         ---           -----            ---            ---         ---

Expenses:
    Mortality and expense risk                1,307           2             273              1             --          --
    Administrative fee                          157          --              33             --             --          --
                                           --------         ---           -----            ---            ---         ---
        Total expenses                        1,464           2             306              1             --          --
                                           --------         ---           -----            ---            ---         ---

        Net investment income (loss)         (1,464)         (2)            529              3             --          --
                                           --------         ---           -----            ---            ---         ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   (598)         --              23             --             --          --
    Realized gain distributions               5,926           5              --             --             --          --
                                           --------         ---           -----            ---            ---         ---
        Net realized gain (loss)              5,328           5              23             --             --          --
                                           --------         ---           -----            ---            ---         ---

Change in unrealized appreciation
      (depreciation)                        (23,496)         30           1,831             45             12           1
                                           --------         ---           -----            ---            ---         ---

        Net increase (decrease) in net
          assets from operations           $(19,632)         33           2,383             48             12           1
                                           ========         ===           =====            ===            ===         ===

                                              Liberty
                                           ------------
                                             Newport
                                              Tiger
                                              Fund,
                                           Variable (a)
                                           ------------
Investment income:
    Dividends                                    1
                                               ---

Expenses:
    Mortality and expense risk                  --
    Administrative fee                          --
                                               ---
        Total expenses                          --
                                               ---

        Net investment income (loss)             1
                                               ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    --
    Realized gain distributions                 --
                                               ---
        Net realized gain (loss)                --
                                               ---

Change in unrealized appreciation
      (depreciation)                           (14)
                                               ---

        Net increase (decrease) in net
          assets from operations               (13)
                                               ===

(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                Goldman Sachs
                                           --------------------------------------------------------

                                             Growth
                                              and       International     Global        Internet
                                           Income (d)     Equity (d)    Income (d)   Tollkeeper (d)
                                           ----------   -------------   ----------   --------------
Investment income:
    Dividends                                  $--             1             4             --
                                               ---           ---           ---            ---

Expenses:
    Mortality and expense risk                  --            --            --             --
    Administrative fee                          --            --            --             --
                                               ---           ---           ---            ---
        Total expenses                          --            --            --             --
                                               ---           ---           ---            ---

        Net investment income (loss)            --             1             4             --
                                               ---           ---           ---            ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    --            --            --             --
    Realized gain distributions                 --            --            --             --
                                               ---           ---           ---            ---
        Net realized gain (loss)                --            --            --             --
                                               ---           ---           ---            ---

Change in unrealized appreciation
      (depreciation)                            (4)          (17)           (1)           (24)
                                               ---           ---           ---            ---

        Net increase (decrease) in net
          assets from operations               $(4)          (16)            3            (24)
                                               ===           ===           ===            ===

                                                       Scudder II
                                           -----------------------------------
                                             Small      Small
                                              Cap        Cap      Government
                                           Growth (a)   Value   Securities (a)
                                           ----------   -----   --------------
Investment income:
    Dividends                                  --          --          --
                                              ---       -----         ---

Expenses:
    Mortality and expense risk                 --         632          --
    Administrative fee                         --          76          --
                                              ---       -----         ---
        Total expenses                         --         708          --
                                              ---       -----         ---

        Net investment income (loss)           --        (708)         --
                                              ---       -----         ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   --         130          --
    Realized gain distributions                --          --          --
                                              ---       -----         ---
        Net realized gain (loss)               --         130          --
                                              ---       -----         ---

Change in unrealized appreciation
      (depreciation)                          (15)      8,219           5
                                              ---       -----         ---

        Net increase (decrease) in net
          assets from operations              (15)      7,641           5
                                              ===       =====         ===

(a)  For the period from May 1, 2001 to December 31, 2001.

(d)  For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                              Scudder I                                  MFS
                                           ---------------   -------------------------------------------------------------
                                                                                       Investors    Investors
                                            International                 Research       Trust        Trust       Emerging
                                           Portfolio B (a)   Research   Series B (a)    Series     Series B (a)    Growth
                                           ---------------   --------   ------------   ---------   ------------   --------
Investment income:
    Dividends                                    $ --              10         --            33          --              --
                                                 ----         -------        ---        ------         ---         -------

Expenses:
    Mortality and expense risk                     --             878         --            78          --             310
    Administrative fee                             --             105         --            10          --              37
                                                 ----         -------        ---        ------         ---         -------
        Total expenses                             --             983         --            88          --             347
                                                 ----         -------        ---        ------         ---         -------

        Net investment income (loss)               --            (973)        --           (55)         --            (347)
                                                 ----         -------        ---        ------         ---         -------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       --            (653)        --           (11)         --            (255)
    Realized gain distributions                    --          10,052         --           170          --           1,635
                                                 ----         -------        ---        ------         ---         -------
        Net realized gain (loss)                   --           9,399         --           159          --           1,380
                                                 ----         -------        ---        ------         ---         -------

Change in unrealized appreciation
      (depreciation)                              (23)        (24,813)       (15)       (1,055)        (11)        (11,624)
                                                 ----         -------        ---        ------         ---         -------

        Net increase (decrease) in net
          assets from operations                 $(23)        (16,387)       (15)         (951)        (11)        (10,591)
                                                 ====         =======        ===        ======         ===         =======

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                         MFS                                   Oppenheimer   Putnam
                                          ------------------------------------------------------------------   -----------   ------
                                                                                                                               VT
                                            Emerging                 High          Global          New                       Growth
                                            Growth        High      Income       Governments    Discovery         Bond        and
                                          Series B (a)   Income   Series B (a)   Series B (a)   Series B (a)    Fund (VA)    Income
                                          ------------   ------   ------------   ------------   ------------   -----------   ------
Investment income:
   Dividends                                  $ --         488         --             --              --          1,605       1,082
                                              ----        ----        ---            ---             ---          -----      ------

Expenses:
   Mortality and expense risk                   --          71         --             --               1            264         782
   Administrative fee                           --           8         --             --              --             32          94
                                              ----        ----        ---            ---             ---          -----      ------
       Total expenses                           --          79         --             --               1            296         876
                                              ----        ----        ---            ---             ---          -----      ------

       Net investment income (loss)             --         409         --             --              (1)         1,309         206
                                              ----        ----        ---            ---             ---          -----      ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     --          (2)        --             --              --             (1)        (44)
   Realized gain distributions                  --          --         --             --              --             --         755
                                              ----        ----        ---            ---             ---          -----      ------
       Net realized gain (loss)                 --          (2)        --             --              --             (1)        711
                                              ----        ----        ---            ---             ---          -----      ------

Change in unrealized appreciation
   (depreciation)                              (18)       (509)        (2)             4             131           (214)     (5,014)
                                              ----        ----        ---            ---             ---          -----      ------

       Net increase (decrease) in net
          assets from operations              $(18)       (102)        (2)             4             130          1,094      (4,097)
                                              ====        ====        ===            ===             ===          =====      ======

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                 Putnam
                                           ---------------------------------------------------
                                               VT
                                             Growth                   VT             VT
                                           and Income     VT         Vista       International
                                              B (a)      Vista     Class B (a)      Growth
                                           ----------   --------   -----------   -------------
Investment income:
   Dividends                                  $--             --        --              201
                                              ---       --------       ---          -------

Expenses:
   Mortality and expense risk                  --          3,852        --              649
   Administrative fee                          --            462        --               78
                                              ---       --------       ---          -------
       Total expenses                          --          4,314        --              727
                                              ---       --------       ---          -------

       Net investment income (loss)            --         (4,314)       --             (526)
                                              ---       --------       ---          -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    --         (2,844)       --             (219)
   Realized gain distributions                 --         38,199        --            6,287
                                              ---       --------       ---          -------
       Net realized gain (loss)                --         35,355        --            6,068
                                              ---       --------       ---          -------

Change in unrealized appreciation
   (depreciation)                              (7)      (167,650)      (18)         (17,157)
                                              ---       --------       ---          -------

       Net increase (decrease) in net
          assets from operations              $(7)      (136,609)      (18)         (11,615)
                                              ===       ========       ===          =======

                                                           Putnam
                                           -------------------------------------------
                                                VT            VT Int'l         VT
                                           International        New            New
                                              Growth       Opportunities      Value
                                            Fund B (a)         B (a)       Class B (a)
                                           -------------   -------------   -----------
Investment income:
    Dividends
                                                 --              --             --
                                                ---             ---            ---
Expenses:
    Mortality and expense risk
    Administrative fee                            1              --             --
                                                 --              --             --
        Total expenses                          ---             ---            ---
                                                  1              --             --
                                                ---             ---            ---
        Net investment income (loss)
                                                 (1)             --             --
                                                ---             ---            ---
Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares
    Realized gain distributions                  --              --             --
                                                 --              --             --
        Net realized gain (loss)                ---             ---            ---
                                                 --              --             --
                                                ---             ---            ---
Change in unrealized appreciation
      (depreciation)
                                                 65             (15)            (3)
                                                ---             ---            ---
        Net increase (decrease) in net
          assets from operations
                                                 64             (15)            (3)
                                                ===             ===            ===

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                                     Templeton
                                           -------------------------------------------------------------

                                                           International   Developing      Developing
                                           International    Securities      Markets         Markets
                                            Securities      Fund B (a)     Securities   Securities B (a)
                                           -------------   -------------   ----------   ----------------
Investment income:
    Dividends                                $  1,683             3             273              1
                                             --------          ----          ------            ---

Expenses:
    Mortality and expense risk                    628            14             301             --
    Administrative fee                             75             3              36             --
                                             --------          ----          ------            ---
        Total expenses                            703            17             337             --
                                             --------          ----          ------            ---

        Net investment income (loss)              980           (14)            (64)             1
                                             --------          ----          ------            ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   (2,093)           --             (38)            --
    Realized gain distributions                12,605            22              --             --
                                             --------          ----          ------            ---
        Net realized gain (loss)               10,512            22             (38)            --
                                             --------          ----          ------            ---

Change in unrealized appreciation
      (depreciation)                          (20,371)         (238)         (1,664)            (6)
                                             --------          ----          ------            ---

        Net increase (decrease) in net
          assets from operations             $ (8,879)         (230)         (1,766)            (5)
                                             ========          ====          ======            ===

                                                          Templeton
                                           ----------------------------------------
                                           Franklin      Franklin         Mutual
                                            Small        Large Cap        Shares
                                             Cap          Growth         Securities
                                            B (a)     Securities B (a)     B (a)
                                           --------   ----------------   ----------
Investment income:
    Dividends                                 --             --               2
                                             ---            ---             ---

Expenses:
    Mortality and expense risk                11              3              --
    Administrative fee                         2              1              --
                                             ---            ---             ---
        Total expenses                        13              4              --
                                             ---            ---             ---

        Net investment income (loss)         (13)            (4)              2
                                             ---            ---             ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                  --             --              --
    Realized gain distributions               --             21               6
                                             ---            ---             ---
        Net realized gain (loss)              --             21               6
                                             ---            ---             ---

Change in unrealized appreciation
      (depreciation)                          35             32              (9)
                                             ---            ---             ---

        Net increase (decrease) in net
          assets from operations              22             49              (1)
                                             ===            ===             ===

(a) For the period from May 1, 2001 to December 31, 2001

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                               Templeton                       Fidelity                        American Century
                                        -----------------------   --------------------------------------   -------------------------
                                         Templeton                      VIP
                                          Global       Growth        Equity-          VIP       VIP            VP          VP
                                          Income     Securities      Income         Growth   High Income    Income &      Inter-
                                        Fund B (a)   Fund B (a)   Portfolio B (d)    B (d)   Fund B (d)    Growth (e)   national (e)
                                        ----------   ----------   ---------------   ------   -----------   ----------   -----------
Investment income:
   Dividends                                $ 3           2             --            --          --          --            --
                                            ---         ---            ---           ---         ---         ---           ---

Expenses:
   Mortality and expense risk                --          --             --             3          --          --            --
   Administrative fee                        --          --             --             1          --          --            --
                                            ---         ---            ---           ---         ---         ---           ---
      Total expenses                         --          --             --             4          --          --            --
                                            ---         ---            ---           ---         ---         ---           ---

      Net investment income (loss)            3           2             --            (4)         --          --            --
                                            ---         ---            ---           ---         ---         ---           ---

Net realized gain (loss) on
  investments:
    Realized gain (loss) on
      sale of fund shares                    --          --             --            --          --          --            --
    Realized gain distributions              --          17             --            --          --          --            --
                                            ---         ---            ---           ---         ---         ---           ---
      Net realized gain (loss)               --          17             --            --          --          --            --
                                            ---         ---            ---           ---         ---         ---           ---

Change in unrealized appreciation
      (depreciation)                          2         (20)            (5)           45         (10)         (7)          (18)
                                            ---         ---            ---           ---         ---         ---           ---

      Net increase (decrease) in net
         assets from operations             $ 5          (1)            (5)           41         (10)         (7)          (18)
                                            ===         ===            ===           ===         ===         ===           ===

(a) For the period from May 1, 2001 to December 31, 2001.

(d) For the period from May 11, 2001 to December 31, 2001.

(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                           American
                                           Century              Zenith                               Dreyfus
                                           ---------   -------------------------   -------------------------------------------
                                                                       Harris           VIF
                                                          Davis       Oakmark         Capital             VIF         Stock
                                              VP         Venture      Mid Cap       Appreciation      Disciplined     Index
                                           Value (e)   Value E (a)   Value B (a)    Portfolio B (e)   Stock B (e)   Fund B (e)
                                           ---------   -----------   -----------   ----------------   -----------   ----------
Investment income:
    Dividends                                 $--          --              --              1               --            1
                                              ---         ---            ----            ---              ---          ---

Expenses:
    Mortality and expense risk                 --           5               3              3               --           --
    Administrative fee                         --           1               1             --               --           --
                                              ---         ---            ----            ---              ---          ---
        Total expenses                         --           6               4              3               --           --
                                              ---         ---            ----            ---              ---          ---

        Net investment income (loss)           --          (6)             (4)            (2)              --            1
                                              ---         ---            ----            ---              ---          ---

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   --          --              --             --               --           --
    Realized gain distributions                --          --              --             --               --           --
                                              ---         ---            ----            ---              ---          ---
        Net realized gain (loss)               --          --              --             --               --           --
                                              ---         ---            ----            ---              ---          ---

Change in unrealized appreciation
      (depreciation)                            9          50             135             --              (10)         (10)
                                              ---         ---            ----            ---              ---          ---

        Net increase (decrease) in net
          assets from operations              $ 9          44             131             (2)             (10)          (9)
                                              ===         ===            ====            ===              ===          ===

(a) For the period from May 1, 2001 to December 31, 2001.

(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001

                                                    Invesco                             PIMCO
                                           ------------------------   -------------------------------------------
                                                            VIF        High        Low       StocksPLUS    Total
                                               VIF          High       Yield     Duration     Growth &     Return
                                           Dynamics (d)   Yield (d)   Bond (d)    Bond (d)   Income (d)   Bond (d)    Total
                                           ------------   ---------   --------   ---------   ----------   --------   --------
Investment income:
    Dividends                                  $ --            9          5           3           49          3        45,685
                                               ----          ---        ---         ---          ---        ---      --------

Expenses:
    Mortality and expense risk                   --           --         --          --            2         --        39,538
    Administrative fee                           --           --         --          --           --         --         4,788
                                               ----          ---        ---         ---          ---        ---      --------
        Total expenses                           --           --         --          --            2         --        44,326
                                               ----          ---        ---         ---          ---        ---      --------

        Net investment income (loss)             --            9          5           3           47          3         1,359
                                               ----          ---        ---         ---          ---        ---      --------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     --           --         --          --           --         --         1,306
    Realized gain distributions                  --           --         --           1           --          2       141,872
                                               ----          ---         --         ---          ---        ---      --------
        Net realized gain (loss)                 --           --         --           1           --          2       143,178
                                               ----          ---        ---         ---          ---        ---      --------

Change in unrealized appreciation
      (depreciation)                            (15)         (25)        (4)         --          (19)         1      (514,921)
                                               ----          ---        ---         ---          ---        ---      --------

        Net increase (decrease) in net
          assets from operations               $(15)         (16)         1           4           28          6      (370,384)
                                               ====          ===        ===         ===          ===        ===      ========

(d) For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                   Met Investors
                                          -------------------------------------------------------------
                                          Lord Abbett     Lord Abbett                     Lord Abbett
                                            Growth        Growth and      Lord Abbett        Bond
                                             and            Income           Bond          Debenture
                                            Income      Portfolio B (a)    Debenture    Portfolio B (a)
                                          -----------   ---------------   -----------   ---------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)            $  (3,606)          (195)          14,559            (73)
      Net realized gain (loss)                6,115             (1)          (3,909)            (3)
      Change in unrealized appreciation
         (depreciation)                     (56,368)           310           (5,559)           314
                                          ---------        -------          -------         ------
         Net increase (decrease) from
            operations                      (53,859)           114            5,091            238
                                          ---------        -------          -------         ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                           --            100               --            100
   First MetLife Investors Insurance
      Company redemptions                        --             --               --             --
   Payments received from contract
      owners                                 28,019         48,381               --         25,304
   Transfers between sub-accounts
      (including fixed account), net        253,786          6,959              694           (169)
   Transfers for contract benefits and
      terminations                          (93,608)           127          (51,278)             2
                                          ---------        -------          -------         ------
         Net increase (decrease) in net
            assets from contract
            transactions                    188,197         55,567          (50,584)        25,237
                                          ---------        -------          -------         ------

         Net increase (decrease) in net
            assets                          134,338         55,681          (45,493)        25,475

Net assets at beginning of period           622,601             --          224,144             --
                                          ---------        -------          -------         ------
Net assets as end of period               $ 756,939         55,681          178,651         25,475
                                          =========        =======          =======         ======

                                                          Met Investors
                                          --------------------------------------------
                                                          Lord Abbett      Lord Abbett
                                          Lord Abbett     Developing          Large
                                           Developing       Growth            Cap
                                             Growth     Portfolio B (a)   Research (b)
                                          -----------   ---------------   ------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)              (1,154)             (2)              853
      Net realized gain (loss)                (231)             --            26,460
      Change in unrealized appreciation
          (depreciation)                    (2,035)            128           (28,900)
                                            ------           -----          --------
         Net increase (decrease) from
          operations                        (3,420)            126            (1,587)
                                            ------           -----          --------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                          --             100                --
   First MetLife Investors Insurance
      Company redemptions                       --              --                --
   Payments received from contract
      owners                                20,837           3,480            12,000
   Transfers between sub-accounts
      (including fixed account), net         9,191              --          (187,441)
   Transfers for contract benefits and
      terminations                            (381)             (1)             (145)
                                            ------           -----          --------
      Net increase (decrease) in net
         assets from contract
         transactions                       29,647           3,579          (175,586)
                                            ------           -----          --------

         Net increase (decrease) in net
            assets                          26,227           3,705          (177,173)

Net assets at beginning of period           66,509              --           177,173
                                            ------           -----          --------
Net assets as end of period                 92,736           3,705                --
                                            ======           =====          ========

(a) For the period from May 1, 2001 to December 31, 2001.

(b) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                   Met Investors
                                          -----------------------------------------------------------
                                                          Lord Abbett                    JP Morgan
                                          Lord Abbett       Mid-Cap       JP Morgan       Quality
                                            Mid-Cap          Value         Quality         Bond
                                             Value      Portfolio B (a)     Bond      Portfolio B (a)
                                          -----------   ---------------   ---------   ---------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)             $ (2,108)           (69)         2,259            (22)
      Net realized gain (loss)               22,898            154            382             --
      Change in unrealized appreciation
            (depreciation)                   (4,210)           665            890           (150)
         Net increase (decrease) from      --------         ------         ------         ------
            operations                       16,580            750          3,531           (172)
                                           --------         ------         ------         ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                           --            100             --            100
   First MetLife Investors Insurance
      Company redemptions                        --             --             --             --
   Payments received from contract
      owners                                 40,909         23,205         14,472         10,000
   Transfers between sub-accounts
      (including fixed account), net          4,163         (4,491)            --          2,666
   Transfers for contract benefits and
      terminations                           (6,045)            60         (5,425)            51
         Net increase (decrease) in net
            assets from contract           --------         ------         ------         ------
            transactions                     39,027         18,874          9,047         12,817
                                           --------         ------         ------         ------

         Net increase (decrease) in net
            assets                           55,607         19,624         12,578         12,645

Net assets at beginning of period           192,911             --         55,818             --
                                           --------         ------         ------         ------
Net assets as end of period                $248,518         19,624         68,396         12,645
                                           ========         ======         ======         ======

                                                       Met Investors
                                          ---------------------------------------
                                          JP Morgan      JP Morgan
                                            Small          Small        JP Morgan
                                             Cap         Cap Stock       Enhanced
                                            Stock     Portfolio B (a)     Index
                                          ---------   ---------------   ---------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)              (1,253)          --           (1,660)
      Net realized gain (loss)              10,956           13           (4,155)
      Change in unrealized appreciation
            (depreciation)                 (22,859)         (17)         (33,030)
         Net increase (decrease) from      -------          ---          -------
            operations                     (13,156)          (4)         (38,845)
                                           -------          ---          -------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                          --          100               --
   First MetLife Investors Insurance
      Company redemptions                       --           --               --
   Payments received from contract
      owners                                 1,710           --               --
   Transfers between sub-accounts
      (including fixed account), net       (21,886)          --            6,803
   Transfers for contract benefits and
      terminations                          (5,069)          --          (19,955)
      Net increase (decrease) in net
         assets from contract              -------          ---          -------
         transactions                      (25,245)         100          (13,152)
                                           -------          ---          -------

      Net increase (decrease) in net
         assets                            (38,401)          96          (51,997)

Net assets at beginning of period          132,576           --          305,416
                                           -------          ---          -------
Net assets as end of period                 94,175           96          253,419
                                           =======          ===          =======

(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                    Met Investors
                                          -------------------------------------------------------------------------
                                          JP Morgan                  JP Morgan                         JP Morgan
                                           Enhanced   JP Morgan       Select          JP Morgan      International
                                            Index      Select         Equity        International        Equity
                                            B (a)      Equity     Portfolio B (a)       Equity      Portfolio B (a)
                                          ---------   ---------   ---------------   -------------   ---------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)              $  1        (1,320)          (43)            (197)              1
      Net realized gain (loss)                --        (2,471)            2           12,685              11
      Change in unrealized appreciation
            (depreciation)                   (10)       (7,228)           17          (47,870)            (27)
         Net increase (decrease) from       ----       -------        ------          -------             ---
            operations                        (9)      (11,019)          (24)         (35,382)            (15)
                                            ----       -------        ------          -------             ---

Contract transactions:
   First MetLife Investors Insurance
      Company payments                       100            --           100               --             100
   First MetLife Investors Insurance
      Company redemptions                     --            --            --               --              --
   Payments received from contract
      owners                                  --         2,362         6,000            3,936              --
   Transfers between sub-accounts
      (including fixed account), net          --       (16,243)        6,292           (2,394)             --
   Transfers for contract benefits and
      terminations                            (1)      (16,509)           66           (4,934)             --
         Net increase (decrease) in net     ----       -------        ------          -------             ---
            assets from contract
            transactions                      99       (30,390)       12,458           (3,392)            100
                                            ----       -------        ------          -------             ---

         Net increase (decrease) in net
            assets                            90       (41,409)       12,434          (38,774)             85

Net assets at beginning of period             --       163,475            --          167,002              --
                                            ----       -------        ------          -------             ---
Net assets as end of period                 $ 90       122,066        12,434          128,228              85
                                            ====       =======        ======          =======             ===

                                                Met Investors
                                          -----------------------
                                            Met      Oppenheimer
                                          Putnam        Capital
                                          Research   Appreciation
                                           B (a)         B (a)
                                          --------   ------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)               --            (4)
      Net realized gain (loss)               --            --
      Change in unrealized appreciation
            (depreciation)                  (12)          (74)
         Net increase (decrease) from       ---        ------
            operations                      (12)          (78)
                                            ---        ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                      100           100
   First MetLife Investors Insurance
      Company redemptions                    --            --
   Payments received from contract
      owners                                 --        10,598
   Transfers between sub-accounts
      (including fixed account), net         --            --
   Transfers for contract benefits and
      terminations                           (1)          (64)
         Net increase (decrease) in net
            assets from contract            ---        ------
            transactions                     99        10,634
                                            ---        ------

         Net increase (decrease) in net
            assets                           87        10,556

Net assets at beginning of period            --            --
                                            ---        ------
Net assets as end of period                  87        10,556
                                            ===        ======

(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                 Met Investors
                                          -----------------------------------------------------------------------------------------
                                          PIMCO      Janus                        Lord Abbett      PIMCO                      MFS
                                          Money    Aggressive    Lord Abbett        Growth      Total Return     PIMCO      Mid Cap
                                          Market    Growth         Growth         Opportunity      Bond        Innovation   Growth
                                          B (a)      B (a)      Opportunity (a)     B (a)          B (a)          B (a)      B (a)
                                          ------   ----------   ---------------   -----------   ------------   ----------   -------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)             $  2         --             --              (38)           135          --           (2)
      Net realized gain (loss)               --         --             --               --             63          --           --
      Change in unrealized appreciation
            (depreciation)                   --        (17)            (8)              76            (84)        (25)          (1)
         Net increase (decrease) from      ----        ---            ---           ------         ------         ---        -----
            operations                        2        (17)            (8)              38            114         (25)          (3)
                                           ----        ---            ---           ------         ------         ---        -----

Contract transactions:
   First MetLife Investors Insurance
      Company payments                      100        100            100              100            100         100          100
   First MetLife Investors Insurance
      Company redemptions                    --         --             --               --             --          --           --
   Payments received from contract
      owners                                 --         --             --           11,220         17,663          --        2,120
   Transfers between sub-accounts
      (including fixed account), net         --         --             --            4,362             --          --           --
   Transfers for contract benefits and
      terminations                           (1)        (1)            --               33            (62)         (1)         (24)
         Net increase (decrease) in net
            assets from contract           ----        ---            ---           ------         ------         ---        -----
            transactions                     99         99            100           15,715         17,701          99        2,196
                                           ----        ---            ---           ------         ------         ---        -----

       Net increase (decrease) in net
         assets                             101         82             92           15,753         17,815          74        2,193

Net assets at beginning of period            --         --             --               --             --          --           --
                                           ----        ---            ---           ------         ------         ---        -----
Net assets as end of period                $101         82             92           15,753         17,815          74        2,193
                                           ====        ===            ===           ======         ======         ===        =====


(a)  For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                               Met Investors                           MetLife    GACC    Russell
                                          ----------------------------------------------------------   -------   ------   -------
                                               MFS            MIST           MIST          MIST
                                            Research          AIM            AIM           SSR          Stock             Multi-
                                          International      MidCap       Small Cap     Concentrated    Index    Money    Style
                                              B (a)       Equity B (c)   Growth B (c)   Int'l B (c)     B (c)    Market   Equity
                                          -------------   ------------   ------------   ------------   -------   ------   ------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)               $   (1)            --             (2)            --           (6)     (1)      (402)
      Net realized gain (loss)                   --              3             --              1           --      --        124
      Change in unrealized appreciation
            (depreciation)                       28              6             49              9          (27)      4     (6,405)
         Net increase (decrease) from        ------            ---          -----            ---        -----     ---     ------
            operations                           27              9             47             10          (33)      3     (6,683)
                                             ------            ---          -----            ---        -----     ---     ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                          100            100            100            100          100      --         --
   First MetLife Investors Insurance
      Company redemptions                        --             --             --             --           --      --         --
   Payments received from contract
      owners                                  8,478             --          2,826             --        7,065      --     73,890
   Transfers between sub-accounts
      (including fixed account), net             --             --             --             --           --      --     (1,844)
   Transfers for contract benefits and
      terminations                              (45)             1            (11)            (1)         (38)     --         (3)
         Net increase (decrease) in net
            assets from contract
                                             ------            ---          -----            ---        -----     ---     ------
            transactions                      8,533            101          2,915             99        7,127      --     72,043
                                             ------            ---          -----            ---        -----     ---     ------

         Net increase (decrease) in net
            assets                            8,560            110          2,962            109        7,094       3     65,360

Net assets at beginning of period                --             --             --             --           --     108         90
                                             ------            ---          -----            ---        -----     ---     ------
Net assets as end of period                  $8,560            110          2,962            109        7,094     111     65,450
                                             ======            ===          =====            ===        =====     ===     ======

(a)  For the period from May 1, 2001 to December 31, 2001.

(c)  For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                    Russell                                AIM
                                          -----------------------------------------   -------------------------------------
                                                                            Real                   V.I.           V.I.
                                          Aggressive             Core      Estate      V.I.      Capital      International
                                            Equity     Non-US    Bond    Securities   Value    Appreciation      Equity
                                          ----------   ------   ------   ----------   ------   ------------   -------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)              $  (75)       (98)   2,277        293       (607)       (814)          (285)
      Net realized gain (loss)                 (18)      (292)     490        190          2       4,532             79
      Change in unrealized appreciation
            (depreciation)                      31     (4,550)    (853)       179     (6,642)    (19,864)        (7,304)
         Net increase (decrease) from       ------     ------   ------     ------     ------     -------         ------
            operations                         (62)    (4,940)   1,914        662     (7,247)    (16,146)        (7,510)
                                            ------     ------   ------     ------     ------     -------         ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                          --         --       --         --         --          --             --
   First MetLife Investors Insurance
      Company redemptions                       --         --       --         --         --          --             --
   Payments received from contract
      owners                                 9,575     35,070   73,253     10,094      6,427      10,010          7,575
   Transfers between sub-accounts
      (including fixed account), net          (357)      (417)  (4,159)      (515)     1,136       7,932           (686)
   Transfers for contract benefits and
      terminations                              (3)         6       (2)        (2)        38         101            (20)
         Net increase (decrease) in net
            assets from contract            ------     ------   ------     ------     ------     -------         ------
            transactions                     9,215     34,659   69,092      9,577      7,601      18,043          6,869
                                            ------     ------   ------     ------     ------     -------         ------

         Net increase (decrease) in net
            assets                           9,153     29,719   71,006     10,239        354       1,897           (641)

Net assets at beginning of period               95         90      108        117     48,937      62,427         28,514
                                            ------     ------   ------     ------     ------     -------         ------
Net assets as end of period                 $9,248     29,809   71,114     10,356     49,291      64,324         27,873
                                            ======     ======   ======     ======     ======     =======         ======

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                           Alliance                                    Liberty
                                          ------------------------------------------------------------------------   ------------
                                                                                Bernstein
                                                      Premier     Bernstein    Real Estate                             Newport
                                                       Growth       Real       Investment    Bernstein   Bernstein      Tiger
                                          Premier    Portfolio     Estate       Portfolio    Small Cap     Value        Fund,
                                          Growth        B (a)     Investment      B (a)        B (a)       B (a)     Variable (a)
                                          --------   ----------   ----------   -----------   ---------   ---------   ------------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)            $ (1,464)       (2)          529            3          --          --             1
      Net realized gain (loss)               5,328         5            23           --          --          --            --
      Change in unrealized appreciation
           (depreciation)                  (23,496)       30         1,831           45          12           1           (14)
        Net increase (decrease) from      --------     -----        ------        -----         ---         ---           ---
           operations                      (19,632)       33         2,383           48          12           1           (13)
                                          --------     -----        ------        -----         ---         ---           ---

Contract transactions:
   First MetLife Investors Insurance
     Company payments                           --       100            --          100         100         100           100
   First MetLife Investors Insurance
     Company redemptions                        --        --            --           --          --          --            --
   Payments received from contract
     owners                                 22,881     3,915         8,238        2,175          --          --            --
   Transfers between sub-accounts
     (including fixed account), net          1,664        --          (288)          --          --          --            --
   Transfers for contract benefits and
     terminations                               34        --            (7)          (1)         (1)         (1)           (1)
        Net increase (decrease) in net
           assets from contract           --------     -----        ------        -----         ---         ---           ---
           transactions                     24,579     4,015         7,943        2,274          99          99            99
                                          --------     -----        ------        -----         ---         ---           ---

        Net increase (decrease) in net
           assets                            4,947     4,048        10,326        2,322         111         100            86

Net assets at beginning of period           99,524        --        14,666           --          --          --            --
                                          --------     -----        ------        -----         ---         ---           ---
Net assets as end of period               $104,471     4,048        24,992        2,322         111         100            86
                                          ========     =====        ======        =====         ===         ===           ===

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                               Goldman Sachs                                     Scudder II
                                          -------------------------------------------------------   --------------------------------
                                            Growth                                                    Small      Small    Government
                                             and       International     Global       Internet         Cap        Cap     Securities
                                          Income (d)     Equity (d)    Income (d)  Tollkeeper (d)   Growth (a)   Value       (a)
                                          ----------   -------------   ---------   --------------   ----------   ------   ---------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)              $ --              1             4            --             --         (708)      --
      Net realized gain (loss)                --             --            --            --             --          130       --
      Change in unrealized appreciation
          (depreciation)                      (4)           (17)           (1)          (24)           (15)       8,219        5
        Net increase (decrease) from        ----            ---           ---           ---            ---       ------      ---
           operations                         (4)           (16)            3           (24)           (15)       7,641        5
                                            ----            ---           ---           ---            ---       ------      ---

Contract transactions:
   First MetLife Investors Insurance
      Company payments                       100            100           100           100            100           --      100
   First MetLife Investors Insurance
      Company redemptions                     --             --            --            --             --           --       --
   Payments received from contract
      owners                                  --             --            --            --             --        2,288       --
   Transfers between sub-accounts
      (including fixed account), net          --             --            --            --             --           --       --
   Transfers for contract benefits
      and terminations                        (1)             1            (1)           --             (1)         (26)      (1)
       Net increase (decrease) in net
          assets from contract              ----            ---           ---           ---            ---       ------      ---
          transactions                        99            101            99           100             99        2,262       99
                                            ----            ---           ---           ---            ---       ------      ---
       Net increase (decrease) in net
          assets                              95             85           102            76             84        9,903      104

Net assets at beginning of period             --             --            --            --             --       45,428       --
                                            ----            ---           ---           ---            ---       ------      ---
Net assets as end of period                 $ 95             85           102            76             84       55,331      104
                                            ====            ===           ===           ===            ===       ======      ===

(a) For the period from May 1, 2001 to December 31, 2001.

(d) For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                             Scudder I                                        MFS
                                          ---------------   -----------------------------------------------------------------------
                                                                                                                           Emerging
                                                                                     Investors    Investors                 Growth
                                           International                Research       Trust        Trust       Emerging    Series
                                          Portfolio B (a)   Research   Series B (a)   Series     Series B (a)    Growth      B (a)
                                          ---------------   --------   -----------   ---------   -----------    --------   --------
Increase (decrease) in net assets from
   operations:
      Investment income (loss)                 $ --             (973)       --            (55)        --            (347)      --
      Net realized gain (loss)                   --            9,399        --            159         --           1,380       --
      Change in unrealized appreciation
          (depreciation)                        (23)         (24,813)      (15)        (1,055)       (11)        (11,624)     (18)
        Net increase (decrease) from           ----          -------       ---         ------        ---         -------      ---
          operations                            (23)         (16,387)      (15)          (951)       (11)        (10,591)     (18)
                                               ----          -------       ---         ------        ---         -------      ---

Contract transactions:
   First MetLife Investors Insurance
     Company payments                           100               --       100             --        100              --      100
   First MetLife Investors Insurance
     Company redemptions                         --               --        --             --         --              --       --
   Payments received from contract
     owners                                      --           18,485        --          6,946         --           3,740       --
   Transfers between sub-accounts
     (including fixed account), net              --              226        --             --         --           2,900       --
   Transfers for contract benefits and
     terminations                                --               29        --              1         (1)             20       --
        Net increase (decrease) in net
           assets from contract                ----          -------       ---         ------        ---         -------      ---
           transactions                         100           18,740       100          6,947         99           6,660      100
                                               ----          -------       ---         ------        ---         -------      ---

        Net increase (decrease) in net
           assets                                77            2,353        85          5,996         88          (3,931)      82

Net assets at beginning of period                --           66,794        --            100         --          29,138       --
                                               ----          -------       ---         ------        ---         -------      ---
Net assets as end of period                    $ 77           69,147        85          6,096         88          25,207       82
                                               ====          =======       ===         ======        ===         =======      ===

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                 MFS                            Oppenheimer          Putnam
                                          ---------------------------------------------------   -----------   --------------------
                                                                                                                VT          VT
                                                       High          Global          New                      Growth      Growth
                                           High       Income      Governments     Discovery         Bond        and     and Income
                                          Income   Series B (a)   Series B (a)   Series B (a)    Fund (VA)    Income       B (a)
                                          ------   ------------   ------------   ------------    ---------    -------   ----------
Increase (decrease) in net assets from
  operations:
      Investment income (loss)            $  409         --            --               (1)        1,309          206        --
      Net realized gain (loss)                (2)        --            --               --            (1)         711        --
      Change in unrealized appreciation
          (depreciation)                    (509)        (2)            4              131          (214)      (5,014)       (7)
        Net increase (decrease) from      ------       ----           ---            -----        ------       ------       ---
          operations                        (102)        (2)            4              130         1,094       (4,097)       (7)
                                          ------       ----           ---            -----        ------       ------       ---

Contract transactions:
   First MetLife Investors Insurance
     Company payments                         --        100           100              100            --           --       100
   First MetLife Investors Insurance
     Company redemptions                      --         --            --               --            --           --        --
   Payments received from contract
     owners                                5,789         --            --            3,045        15,402       25,695        --
   Transfers between sub-accounts
     (including fixed account), net           --         --            --               --            --         (360)       --
   Transfers for contract benefits and
     terminations                             (1)        (1)           (1)              (2)           (5)          (9)       (1)
        Net increase (decrease) in net
          assets from contract            ------       ----           ---            -----        ------       ------       ---
          transactions                     5,788         99            99            3,143        15,397       25,326        99
                                          ------       ----           ---            -----        ------       ------       ---

        Net increase (decrease) in net
          assets                           5,686         97           103            3,273        16,491       21,229        92

Net assets at beginning of period             93         --            --               --         5,414       43,363        --
                                          ------       ----           ---            -----        ------       ------       ---
Net assets as end of period               $5,779         97           103            3,273        21,905       64,592        92
                                          ======       ====           ===            =====        ======       ======       ===

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                  Putnam
                                          -------------------------------------------------------
                                                                                         VT
                                                          VT             VT         International
                                             VT          Vista      International      Growth
                                            Vista     Class B (a)      Growth         Fund B (a)
                                          ---------   -----------   -------------   -------------
Increase (decrease) in net assets from
  operations:
      Investment income (loss)            $  (4,314)       --            (526)             (1)
      Net realized gain (loss)               35,355        --           6,068              --
      Change in unrealized appreciation
          (depreciation)                   (167,650)      (18)        (17,157)             65
        Net increase (decrease) from      ---------       ---         -------           -----
          operations                       (136,609)      (18)        (11,615)             64
                                          ---------       ---         -------           -----

Contract transactions:
   First MetLife Investors Insurance
     Company payments                            --       100              --             100
   First MetLife Investors Insurance
     Company redemptions                         --        --              --              --
   Payments received from contract
     owners                                  42,640        --          18,530           3,045
   Transfers between sub-accounts
     (including fixed account), net           2,537        --              99              --
   Transfers for contract benefits and
     terminations                                34        --               1              (1)
        Net increase (decrease) in net
          assets from contract            ---------       ---         -------           -----
          transactions                       45,211       100          18,630           3,144
                                          ---------       ---         -------           -----

        Net increase (decrease) in net
          assets                            (91,398)       82           7,015           3,208

Net assets at beginning of period           378,486        --          44,828              --
                                          ---------       ---         -------           -----
Net assets as end of period               $ 287,088        82          51,843           3,208
                                          =========       ===         =======           =====

                                                     Putnam               Templeton
                                          ---------------------------   -------------
                                            VT Int'l          VT
                                               New            New
                                          Opportunities      Value      International
                                              B (a)        Fund B (a)    Securities
                                          -------------   -----------   -------------
Increase (decrease) in net assets from
  operations:
      Investment income (loss)                  --              --              980
      Net realized gain (loss)                  --              --           10,512
      Change in unrealized appreciation
          (depreciation)                       (15)             (3)         (20,371)
        Net increase (decrease) from          ----            ----          -------
          operations                           (15)             (3)          (8,879)
                                              ----            ----          -------

Contract transactions:
   First MetLife Investors Insurance
     Company payments                          100             100               --
   First MetLife Investors Insurance
     Company redemptions                        --              --               --
   Payments received from contract
     owners                                     --              --           15,596
   Transfers between sub-accounts
     (including fixed account), net             --              --           (4,416)
   Transfers for contract benefits and
     terminations                               (1)             (1)              10
        Net increase (decrease) in net
          assets from contract                ----            ----          -------
          transactions                          99              99           11,190
                                              ----            ----          -------

        Net increase (decrease) in net
          assets                                84              96            2,311

Net assets at beginning of period               --              --           44,807
                                              ----            ----          -------
Net assets as end of period                     84              96           47,118
                                              ====            ====          =======

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                      Templeton
                                         ---------------------------------------------------------------------------
                                                                                         Franklin    Franklin
                                         International   Developing      Developing        Small      Large Cap
                                          Securities      Markets          Markets          Cap        Growth
                                          Fund B (a)     Securities   Securities B (a)    B (a)     Securities B (a)
                                         -------------   ----------   ----------------   --------   ----------------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)                 $  (14)          (64)            1             (13)             (4)
    Net realized gain (loss)                     22           (38)           --              --              21
    Change in unrealized appreciation
        (depreciation)                         (238)       (1,664)           (6)             35              32
       Net increase (decrease) from          ------        ------           ---           -----           -----
          operations                           (230)       (1,766)           (5)             22              49
                                             ------        ------           ---           -----           -----

Contract transactions:
  First MetLife Investors Insurance
    Company payments                            100            --           100             100             100
  First MetLife Investors Insurance
    Company redemptions                          --            --            --              --              --
  Payments received from contract
    owners                                    3,000        11,462            --           2,000              --
  Transfers between sub-accounts
    (including fixed account), net               --            10            --              41           2,999
  Transfers for contract benefits and
    terminations                                 60             7            (1)             14              --
      Net increase (decrease) in net
        assets from contract                 ------        ------           ---           -----           -----
        transactions                          3,160        11,479            99           2,155           3,099
                                             ------        ------           ---           -----           -----

      Net increase (decrease) in net
        assets                                2,930         9,713            94           2,177           3,148

Net assets at beginning of period                --        16,448            --              --              --
                                             ------        ------           ---           -----           -----
Net assets as end of period                  $2,930        26,161            94           2,177           3,148
                                             ======        ======           ===           =====           =====

                                               Templeton
                                         -----------------------
                                           Mutual     Templeton
                                           Shares       Global
                                         Securities     Income
                                           B (a)      Fund B (a)
                                         ----------   ----------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)                  2            3
    Net realized gain (loss)                  6           --
    Change in unrealized appreciation
        (depreciation)                       (9)           2
       Net increase (decrease) from         ---          ---
          operations                         (1)           5
                                            ---          ---

Contract transactions:
  First MetLife Investors Insurance
    Company payments                        100          100
  First MetLife Investors Insurance
    Company redemptions                      --           --
  Payments received from contract
    owners                                   --           --
  Transfers between sub-accounts
    (including fixed account), net           --           --
  Transfers for contract benefits and
    terminations                             (1)          (1)
      Net increase (decrease) in net
        assets from contract                ---          ---
         transactions                        99           99
                                            ---          ---

      Net increase (decrease) in net
        assets                               98          104

Net assets at beginning of period            --           --
                                            ---          ---
Net assets as end of period                  98          104
                                            ===          ===

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                         Templeton                     Fidelity
                                         ----------   --------------------------------------
                                                            VIP
                                           Growth         Equity-        VIP        VIP
                                         Securities       Income        Growth   High Income
                                         Fund B (a)   Portfolio B (d)   B (d)    Fund B (d)
                                         ----------   ---------------   ------   -----------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)                $  2            --              (4)       --
    Net realized gain (loss)                  17            --              --        --
    Change in unrealized appreciation
      (depreciation)                         (20)           (5)             45       (10)
      Net increase (decrease) from          ----           ---           -----       ---
        operations                            (1)           (5)             41       (10)
                                            ----           ---           -----       ---

Contract transactions:
  First MetLife Investors Insurance
    Company payments                         100           100             100       100
  First MetLife Investors Insurance
    Company redemptions                       --            --              --        --
  Payments received from contract
    owners                                    --            --           6,525        --
  Transfers between sub-accounts
    (including fixed account), net            --            --              --        --
  Transfers for contract benefits and
    terminations                              (2)           (1)             --        (1)
      Net increase (decrease) in net
        assets from contract                ----           ---           -----       ---
        transactions                          98            99           6,625        99
                                            ----           ---           -----       ---

      Net increase (decrease) in net
        assets                                97            94           6,666        89

Net assets at beginning of period             --            --              --        --
                                            ----           ---           -----       ---
Net assets as end of period                 $ 97            94           6,666        89
                                            ====           ===           =====       ===


                                                     American Century
                                        -------------------------------------------
                                            VP
                                         Income &          VP                VP
                                         Growth (e)   International (e)   Value (e)
                                         ----------   -----------------   ---------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)                  --             --               --
    Net realized gain (loss)                  --             --               --
    Change in unrealized appreciation
      (depreciation)                          (7)           (18)               9
      Net increase (decrease) from           ---            ---              ---
        operations                            (7)           (18)               9
                                             ---            ---              ---

Contract transactions:
  First MetLife Investors Insurance
    Company payments                         100            100              100
  First MetLife Investors Insurance
    Company redemptions                       --             --               --
  Payments received from contract
    owners                                    --             --               --
  Transfers between sub-accounts
    (including fixed account), net            --             --               --
  Transfers for contract benefits and
    terminations                              (1)            --               (1)
      Net increase (decrease) in net
        assets from contract                 ---            ---              ---
        transactions                          99            100               99
                                             ---            ---              ---

      Net increase (decrease) in net
        assets                                92             82              108

Net assets at beginning of period             --             --               --
                                             ---            ---              ---
Net assets as end of period                   92             82              108
                                             ===            ===              ===

(a) For the period from May 1, 2001 to December 31, 2001.

(d) For the period from May 11, 2001 to December 31, 2001.

(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                  Zenith                              Dreyfus
                                         -------------------------   ------------------------------------------
                                                          Harris          VIF            VIF
                                           Davis         Oakmark        Capital        Disciplined     Stock
                                          Venture        Mid Cap      Appreciation        Stock        Index
                                         Value E (a)   Value B (a)   Portfolio B (e)      B (e)      Fund B (e)
                                         -----------   -----------   ---------------   -----------   ----------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)               $   (6)           (4)             (2)            --            1
    Net realized gain (loss)                   --            --              --             --           --
    Change in unrealized appreciation
      (depreciation)                           50           135              --            (10)         (10)
      Net increase (decrease) from         ------         -----           -----            ---          ---
        operations                             44           131              (2)           (10)          (9)
                                           ------         -----           -----            ---          ---

Contract transactions:
  First MetLife Investors Insurance
    Company payments                          100           100             100            100          100
  First MetLife Investors Insurance
    Company redemptions                        --            --              --             --           --
  Payments received from contract
    owners                                  7,065         4,239           6,090             --           --
  Transfers between sub-accounts
    (including fixed account), net             --            --              --             --           --
  Transfers for contract benefits and
    terminations                              (29)          (13)             --             (1)          (1)
      Net increase (decrease) in net
        assets from contract               ------         -----           -----            ---          ---
        transactions                        7,136         4,326           6,190             99           99
                                           ------         -----           -----            ---          ---

      Net increase (decrease) in net
        assets                              7,180         4,457           6,188             89           90

Net assets at beginning of period              --            --              --             --           --
                                           ------         -----           -----            ---          ---
Net assets as end of period                $7,180         4,457           6,188             89           90
                                           ======         =====           =====            ===          ===

                                                 Invesco
                                         ------------------------
                                                          VIF
                                            VIF           High
                                         Dynamics (d)   Yield (d)
                                         ------------   ---------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)                   --           9
    Net realized gain (loss)                   --          --
    Change in unrealized appreciation
      (depreciation)                          (15)        (25)
      Net increase (decrease) from            ---         ---
        operations                            (15)        (16)
                                              ---         ---


Contract transactions:
  First MetLife Investors Insurance
    Company payments                          100         100
  First MetLife Investors Insurance
    Company redemptions                        --          --
  Payments received from contract
    owners                                     --          --
  Transfers between sub-accounts
    (including fixed account), net             --          --
  Transfers for contract benefits and
    terminations                               (1)         --
      Net increase (decrease) in net
        assets from contract                  ---         ---
        transactions                           99         100
                                              ---         ---

      Net increase (decrease) in net
        assets                                 84          84

Net assets at beginning of period              --          --
                                              ---         ---
Net assets as end of period                    84          84
                                              ===         ===

(a) For the period from May 1, 2001 to December 31, 2001.

(d) For the period from May 11, 2001 to December 31, 2001.

(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                            PIMCO
                                         -------------------------------------------
                                           High       Low      StocksPLUS    Total
                                          Yield     Duration    Growth &     Return
                                         Bond (d)   Bond (d)   Income (d)   Bond (d)     Total
                                         --------   --------   ----------   --------   ---------
Increase (decrease) in net assets from
  operations:
    Investment income (loss)               $  5         3           47          3          1,359
    Net realized gain (loss)                 --         1           --          2        143,178
    Change in unrealized appreciation
      (depreciation)                         (4)       --          (19)         1       (514,921)
      Net increase (decrease) from         ----       ---        -----        ---      ---------
        operations                            1         4           28          6       (370,384)
                                           ----       ---        -----        ---      ---------
Contract transactions:
  First MetLife Investors Insurance
    Company payments                        100       100          100        100          7,000
  First MetLife Investors Insurance
    Company redemptions                      --        --           --         --             --
  Payments received from contract
    owners                                   --        --        4,350         --        769,620
  Transfers between sub-accounts
    (including fixed account), net           --        --           --         --         68,794
  Transfers for contract benefits and
    terminations                             --        (1)          (1)        --       (203,055)
      Net increase (decrease) in net
        assets from contract               ----       ---        -----        ---      ---------
        transactions                        100        99        4,449        100        642,359
                                           ----       ---        -----        ---      ---------

      Net increase (decrease) in net
        assets                              101       103        4,477        106        271,975

Net assets at beginning of period            --        --           --         --      3,037,200
                                           ----       ---        -----        ---      ---------
Net assets as end of period                $101       103        4,477        106      3,309,175
                                           ====       ===        =====        ===      =========

(d) For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                       Met Investors
                                           -------------------------------------------------------------------
                                           Lord Abbett                               Lord Abbett
                                             Growth      Lord Abbett   Lord Abbett      Large      Lord Abbett
                                              and           Bond       Developing        Cap         Mid-Cap
                                             Income       Debenture      Growth        Research       Value
                                           -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $  (1,351)       10,944         (633)        (1,619)       (1,171)
      Net realized gain (loss)                12,914           751        3,769         13,574         1,471
      Change in unrealized appreciation
         (depreciation)                       47,545       (12,873)     (13,609)         8,053        48,240
         Net increase (decrease) from      ---------       -------      -------        -------       -------
            operations                        59,108        (1,178)     (10,473)        20,008        48,540
                                           ---------       -------      -------        -------       -------

 Contract transactions:
   First MetLife Investors Insurance
      Company payments                            --            --           --             --            --
   First MetLife Investors Insurance
      Company redemptions                         --            --           --             --            --
   Payments received from contract
      owners                                  62,532        11,606       25,426         14,570        39,812
   Transfers between sub-accounts
      (including fixed account), net          40,859        17,200        5,385         39,669        42,720
   Transfers for contract benefits and
      terminations                          (117,536)      (40,234)        (897)        (3,310)       (2,311)
         Net increase (decrease) in net
            assets from contract           ---------       -------      -------        -------       -------
            transactions                     (14,145)      (11,428)      29,914         50,929        80,221
                                           ---------       -------      -------        -------       -------

         Net increase (decrease) in net
            assets                            44,963       (12,606)      19,441         70,937       128,761

Net assets at beginning of period            577,638       236,750       47,068        106,236        64,150
                                           ---------       -------      -------        -------       -------
Net assets at end of period                $ 622,601       224,144       66,509        177,173       192,911
                                           =========       =======      =======        =======       =======

                                               Met Investors
                                           ---------------------
                                                       JP Morgan
                                           JP Morgan     Small
                                            Quality       Cap
                                             Bond        Stock
                                           ---------   ---------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            2,556      (1,531)
      Net realized gain (loss)                  249       4,419
      Change in unrealized appreciation
         (depreciation)                       2,491     (20,886)
         Net increase (decrease) from        ------     -------
            operations                        5,296     (17,998)
                                             ------     -------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                           --          --
   First MetLife Investors Insurance
      Company redemptions                        --          --
   Payments received from contract
      owners                                     --      36,750
   Transfers between sub-accounts
      (including fixed account), net         (4,588)     28,338
   Transfers for contract benefits and
      terminations                          (10,411)       (669)
         Net increase (decrease) in net
            assets from contract            -------     -------
            transactions                    (14,999)     64,419
                                            -------     -------

         Net increase (decrease) in net
            assets                           (9,703)     46,421

Net assets at beginning of period            65,521      86,155
                                             ------     -------
Net assets at end of period                  55,818     132,576
                                             ======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                       Met Investors                GACC                   Russell
                                           -------------------------------------   ------   --------------------------------------
                                           JP Morgan   JP Morgan     JP Morgan                Multi-
                                            Enhanced    Select     International   Money      Style      Aggressive
                                             Index      Equity        Equity       Market   Equity (a)   Equity (a)   Non-U.S. (a)
                                           ---------   ---------   -------------   ------   ----------   ----------   ------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $ (2,495)     (1,501)        (1,684)      (1)        --           --            --
      Net realized gain (loss)               27,762      10,864         19,149        7          1            8             4
      Change in unrealized appreciation
         (depreciation)                     (68,877)    (22,439)       (50,987)      --        (11)         (13)          (14)
         Net increase (decrease) from      --------     -------        -------      ---        ---          ---           ---
            operations                      (43,610)    (13,076)       (33,522)       6        (10)          (5)          (10)
                                           --------     -------        -------      ---        ---          ---           ---

Contract transactions:
   First MetLife Investors Insurance
      Company payments                           --          --             --       --        100          100           100
   First MetLife Investors Insurance
      Company redemptions                        --          --             --       --         --           --            --
   Payments received from contract
      owners                                  3,062          --             --       --         --           --            --
   Transfers between sub-accounts
      (including fixed account), net         59,135      16,596         38,478       --         --           --            --
   Transfers for contract benefits and
      terminations                          (20,066)     (2,189)       (38,332)      --         --           --            --
         Net increase (decrease) in net
            assets from contract           --------     -------        -------      ---        ---          ---           ---
            transactions                     42,131      14,407            146       --        100          100           100
                                           --------     -------        -------      ---        ---          ---           ---

         Net increase (decrease) in net
            assets                           (1,479)      1,331        (33,376)       6         90           95            90

Net assets at beginning of period           306,895     162,144        200,378      102         --           --            --
                                           --------     -------        -------      ---        ---          ---           ---
Net assets at end of period                $305,416     163,475        167,002      108         90           95            90
                                           ========     =======        =======      ===        ===          ===           ===

(a)  For the period from May 1, 2000 to December 31, 2000.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                   Russell                                 AIM
                                          -------------------------   --------------------------------------------
                                                         Real                          V.I.               V.I.
                                            Core        Estate           V.I.         Capital        International
                                          Bond (a)   Securities (a)   Value (a)   Appreciation (a)     Equity (a)
                                          --------   --------------   ---------   ----------------   -------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)          $  4            4            (137)           (205)              (52)
      Net realized gain (loss)                --           --           2,162           1,764             1,858
      Change in unrealized appreciation
         (depreciation)                        4           13          (9,065)        (14,164)           (7,321)
         Net increase (decrease) from       ----          ---          ------         -------            ------
            operations                         8           17          (7,040)        (12,605)           (5,515)
                                            ----          ---          ------         -------            ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                       100          100             100             100               100
   First MetLife Investors Insurance
      Company redemptions                     --           --              --              --                --
   Payments received from contract
      owners                                  --           --          55,899          75,017            34,213
   Transfers between sub-accounts
      (including fixed account), net          --           --              --              --                --
   Transfers for contract benefits and
      terminations                            --           --             (22)            (85)             (284)
         Net increase (decrease) in net
            assets from contract            ----          ---          ------         -------            ------
            transactions                     100          100          55,977          75,032            34,029
                                            ----          ---          ------         -------            ------

         Net increase (decrease) in net
            assets                           108          117          48,937          62,427            28,514

Net assets at beginning of period             --           --              --              --                --
                                            ----          ---          ------         -------            ------
Net assets at end of period                 $108          117          48,937          62,427            28,514
                                            ====          ===          ======         =======            ======

                                                    Alliance
                                          --------------------------
                                                         Bernstein
                                                            Real
                                           Premier         Estate
                                          Growth (a)   Investment (a)
                                          ----------   --------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            (424)          (45)
      Net realized gain (loss)                 (20)           (1)
      Change in unrealized appreciation
         (depreciation)                    (22,182)          389
         Net increase (decrease) from      -------        ------
            operations                     (22,626)          343
                                           -------        ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                         100           100
   First MetLife Investors Insurance
      Company redemptions                       --            --
   Payments received from contract
      owners                               122,426        14,223
   Transfers between sub-accounts
      (including fixed account), net            --            --
   Transfers for contract benefits and
      terminations                            (376)           --
         Net increase (decrease) in net
            assets from contract           -------        ------
            transactions                   122,150        14,323
                                           -------        ------

         Net increase (decrease) in net
            assets                          99,524        14,666

Net assets at beginning of period               --            --
                                           -------        ------
Net assets at end of period                 99,524        14,666
                                           =======        ======

(a)  For the period from May 1, 2000 to December 31, 2000.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                          Scudder II                          MFS
                                          ----------   --------------------------------------------------
                                            Small
                                             Cap                      Investors    Emerging       High
                                          Value (a)    Research (a)   Trust (a)   Growth (a)   Income (a)
                                          ----------   ------------   ---------   ----------   ----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $  (121)         (278)         --         (112)         --
      Net realized gain (loss)                  --           (11)         --           (5)         --
      Change in unrealized appreciation
         (depreciation)                      3,345       (10,726)         --       (5,667)         (7)
         Net increase (decrease) from      -------       -------         ---       ------         ---
            operations                       3,224       (11,015)         --       (5,784)         (7)
                                           -------       -------         ---       ------         ---

Contract transactions:
   First MetLife Investors Insurance
      Company payments                         100           100         100          100         100
   First MetLife Investors Insurance
      Company redemptions                       --            --          --           --          --
   Payments received from contract
      owners                                42,104        78,091          --       35,172          --
   Transfers between sub-accounts
      (including fixed account), net            --            --          --           --          --
   Transfers for contract benefits and
      terminations                              --          (382)         --         (350)         --
         Net increase (decrease) in net
            assets from contract           -------       -------         ---       ------         ---
            transactions                    42,204        77,809         100       34,922         100
                                           -------       -------         ---       ------         ---

         Net increase (decrease) in net
            assets                          45,428        66,794         100       29,138          93

Net assets at beginning of period               --            --          --           --          --
                                           -------       -------         ---       ------         ---
Net assets at end of period                $45,428        66,794         100       29,138          93
                                           =======       =======         ===       ======         ===

                                          Oppenheimer     Putnam
                                          -----------   ----------
                                                            VT
                                                          Growth
                                                           and
                                            Bond (a)    Income (a)
                                          -----------   ----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            (22)          (154)
      Net realized gain (loss)                 --              2
      Change in unrealized appreciation
         (depreciation)                        87          2,191
         Net increase (decrease) from       -----         ------
            operations                         65          2,039
                                            -----         ------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                        100            100
   First MetLife Investors Insurance
      Company redemptions                      --             --
   Payments received from contract
      owners                                5,249         41,224
   Transfers between sub-accounts
      (including fixed account), net           --             --
   Transfers for contract benefits and
      terminations                             --             --
         Net increase (decrease) in net
            assets from contract            -----         ------
            transactions                    5,349         41,324
                                            -----         ------

         Net increase (decrease) in net
            assets                          5,414         43,363

Net assets at beginning of period              --             --
                                            -----         ------
Net assets at end of period                 5,414         43,363
                                            =====         ======

(a)  For the period from May 1, 2000 to December 31, 2000.

See accompanying notes to financial statements.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                  Putnam                         Templeton
                                          -------------------------   -------------------------------
                                                            VT                          Developing
                                             VT       International   International       Markets
                                          Vista (a)     Growth (a)    Securities (a)   Securities (a)     Total
                                          ---------   -------------   --------------   --------------   ---------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $ (1,126)       (169)            (164)             (56)         (1,543)
      Net realized gain (loss)                  (52)         (5)              (2)              (3)        100,629
      Change in unrealized appreciation
         (depreciation)                     (65,181)     (1,800)             844           (1,491)       (214,111)
         Net increase (decrease) from      --------      ------           ------           ------       ---------
            operations                      (66,359)     (1,974)             678           (1,550)       (115,025)
                                           --------      ------           ------           ------       ---------

Contract transactions:
   First MetLife Investors Insurance
      Company payments                          100         100              100              100           2,100
   First MetLife Investors Insurance
      Company redemptions                       (83)         --               --               --             (83)
   Payments received from contract
      owners                                444,963      46,702           44,116           17,898       1,251,055
   Transfers between sub-accounts
      (including fixed account), net             --          --               --               --         283,792
   Transfers for contract benefits and
      terminations                             (135)         --              (87)              --        (237,676)
         Net increase (decrease) in net
            assets from contract           --------      ------           ------           ------       ---------
            transactions                    444,845      46,802           44,129           17,998       1,299,188
                                           --------      ------           ------           ------       ---------

         Net increase (decrease) in net
            assets                          378,486      44,828           44,807           16,448       1,184,163

Net assets at beginning of period                --          --               --               --       1,853,037
                                           --------      ------           ------           ------       ---------
Net assets at end of period                $378,486      44,828           44,807           16,448       3,037,200
                                           ========      ======           ======           ======       =========

(a)  For the period from May 1, 2000 to December 31, 2000.

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(1)  Organization

     First MetLife Investors Variable Annuity Account One (the Separate Account) was formerly known as First Cova Variable Annuity Account One. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First MetLife Investors Insurance Company (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

     The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

         Met Investors Series Trust (Met Investors):
           Lord Abbett Growth and Income Portfolio
           Lord Abbett Growth and Income Portfolio B
           Lord Abbett Bond Debenture Portfolio
           Lord Abbett Bond Debenture Portfolio B
           Lord Abbett Developing Growth Portfolio
           Lord Abbett Developing Growth Portfolio B
           Lord Abbett Mid-Cap Value Portfolio
           Lord Abbett Mid-Cap Value Portfolio B
           JP Morgan Quality Bond Portfolio
           JP Morgan Quality Bond Portfolio B
           JP Morgan Small Cap Stock Portfolio
           JP Morgan Small Cap Stock Portfolio B
           JP Morgan Enhanced Index Portfolio
           JP Morgan Enhanced Index Portfolio B
           JP Morgan Select Equity Portfolio
           JP Morgan Select Equity Portfolio B
           JP Morgan International Equity Portfolio
           JP Morgan International Equity Portfolio B
           Met Putnam Research Portfolio B
           Oppenheimer Capital Appreciation Portfolio B
           PIMCO Money Market Portfolio B
           Janus Aggressive Growth Portfolio B
           Lord Abbett Growth Opportunities Portfolio
           Lord Abbett Growth Opportunities Portfolio B
           PIMCO Total Return Portfolio B
           PIMCO Innovation Portfolio B
           MFS Mid Cap Growth Portfolio B
           MFS Research International Portfolio B
           MIST AIM Mid Cap Equity Portfolio B
           MIST AIM Small Cap Growth Portfolio B
           MIST SSR Concentrated Int'l Portfolio B
         Metropolitan Life Series Funds, Inc. (MetLife):
           MetLife Stock Index B
         General American Capital Company (GACC):
           Money Market Fund
         Russell Insurance Funds (Russell):
           Russell Multi-Style Equity Fund
           Russell Aggressive Equity Fund
           Russell Non-U.S. Fund
           Russell Core Bond Fund
           Russell Real Estate Securities Fund
         AIM Variable Insurance Funds (AIM):
           AIM Value Fund
           AIM Capital Appreciation Fund
           AIM International Equity Fund
         Alliance Variable Products (Alliance):
           Alliance Premier Growth Portfolio
           Alliance Premier Growth Portfolio B
           Alliance Bernstein Real Estate Investment Portfolio
           Alliance Bernstein Real Estate Investment Portfolio B
           Alliance Bernstein Small Cap B
           Alliance Bernstein Value B
         Liberty Variable Investment Trust (Liberty):
           Newport Tiger Fund, Variable Series
         Goldman Sachs Asset Management (Goldman Sachs):
           Growth & Income Fund
           International Equity Fund
           Global Income Fund
           Internet Tollkeeper Fund
         Scudder Variable Series II (Scudder II):
           Small Cap  Growth  Portfolio
           Small Cap Value Portfolio
           Government Securities Portfolio
         Scudder Variable Series I (Scudder I):
           International Portfolio B
         MFS Variable Insurance Trust (MFS):
           MFS Research Series

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(1)  Organization, continued

         MFS Variable Insurance Trust (MFS) (Cont'd):

           MFS Research Series B
           MFS Investors Trust Series
           MFS Investors Trust Series B
           MFS Emerging Growth Series
           MFS Emerging Growth Series B
           MFS High Income Series
           MFS High Income Series B
           MFS Global Government Series B
           MFS New Discovery Series B
         Oppenheimer Variable Account Funds (Oppenheimer):
           Oppenheimer Bond Fund (VA)
         Putnam Variable Trust (Putnam):
           Putnam VT Growth & Income Fund
           Putnam VT Growth & Income Fund B
           Putnam VT Vista Fund
           Putnam VT Vista Fund B
           Putnam VT International Growth Fund
           Putnam VT International Growth Fund B
           Putnam VT International New Opp Fund B
           Putnam VT New Value Fund B
         Franklin Templeton Variable Products Series Fund (Templeton):
           Templeton International Securities Fund
           Templeton International Securities Fund B
           Templeton Developing Markets Securities Fund
           Templeton Developing Markets Securities Fund B
           Franklin Small Cap Fund B
         Franklin Templeton Variable Products Series Fund (Templeton)
           (Cont'd):
           Franklin Large Cap Growth Securities Fund B
           Mutual Shares Securities Fund B
           Templeton Global Income Securities Fund B
           Templeton Growth Securities Fund B
         Fidelity Investments (Fidelity):
           Fidelity Equity-Income Fund B
           Fidelity Growth Fund B
           Fidelity High Income Fund B
         American Century Var. Portfolios, Inc. (American Century):
           VP Income & Growth Fund
           VP International Fund
           VP Value Fund
         New England Zenith Fund (Zenith):
           Davis Venture Value E
           Harris Oakmark Mid Cap Value B
         Dreyfus Variable Investment Fund (Dreyfus):
           Dreyfus VIF Capital Appreciation Portfolio B
           Dreyfus VIF Disciplined Stock Port. B
           Dreyfus Stock Index Fund B
         INVESCO Variable Investment Funds, Inc. (INVESCO):
           VIF Dynamics Fund
           VIF High Yield Fund
         PIMCO Variable Trust (PIMCO):
           High Yield Bond Portfolio
           Low Duration Bond Portfolio
           StocksPLUS Growth & Income Portfolio
         Total Return Bond Portfolio

     On February 12, 2001, the Cova Series Trust was reorganized as the Met Investors Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income Portfolio. Additionally, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and Income sub-account. During 2001, Met Investors changed the Large Cap Stock Portfolio name to the Enhanced Index Portfolio. Additionally, during 2001, MFS changed the Growth with Income Series name to the Investors Trust Series.

(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

     (b)  Reinvestment of Distributions

          With the exception of the GACC Money Market Fund for 2000, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

          For the periods ended December 31, 1999 and December 31, 2000, GACC followed the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the GACC Money Market Fund. As a result, the cost basis in the GACC Money Market Fund is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the GACC Money Market Fund.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

     (c)  Federal Income Taxes

          The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
          (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

     (d)  Estimates

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3)  Separate Account Expenses

     FMLI deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.15% for the assumption of mortality and expense risks and 0.25% for administrative expenses or 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses, depending on the product. The mortality risks assumed by FMLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4)  Contract Fees

     There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FMLI deducted surrender fees of $1,618 from the Separate Account during the year ended December 31, 2001.

     An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of the lesser of $25 per transfer or 2% of the amount transferred may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. FMLI deducted contract maintenance and transfer fees of $1,080 from the Separate Account during the year ended December 31, 2001.

     Currently, FMLI advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments

     The cost basis of each sub-account's investment follows:

Met Investors Lord Abbett Growth and Income Portfolio      $  710,532
Met Investors Lord Abbett Growth & Income Portfolio B          55,369
Met Investors Lord Abbett Bond Debenture Portfolio            192,241
Met Investors Lord Abbett Bond Debenture Portfolio B           25,191
Met Investors Lord Abbett Developing Growth Portfolio          98,801
Met Investors Lord Abbett Developing Growth Portfolio B         3,580
Met Investors Lord Abbett Large Cap Research Portfolio             --
Met Investors Lord Abbett Mid-Cap Value Portfolio             201,590
Met Investors Lord Abbett Mid-Cap Value Portfolio B            18,964
Met Investors JP Morgan Quality Bond Portfolio                 64,236
Met Investors JP Morgan Quality Bond Portfolio B               12,822
Met Investors JP Morgan Small Cap Stock Portfolio             110,859
Met Investors JP Morgan Small Cap Stock Portfolio B               114
Met Investors JP Morgan Enhanced Index Portfolio              303,405
Met Investors JP Morgan Enhanced Index Portfolio B                101
Met Investors JP Morgan Select Equity Portfolio               141,547
Met Investors JP Morgan Select Equity Portfolio B              12,462
Met Investors JP Morgan International Equity Portfolio        183,738
Met Investors JP Morgan International Equity Portfolio B          112
Met Investors Met Putnam Research Portfolio B                     100
Met Investors Oppenheimer Capital Appreciation Portfolio B     10,639
Met Investors PIMCO Money Market Portfolio B                      102
Met Investors Janus Aggressive Growth Portfolio B                 100
Met Investors Lord Abbett Growth Opportunities Portfolio          100
Met Investors Lord Abbett Growth Opportunities Portfolio B     15,717
Met Investors PIMCO Total Return Portfolio B                   17,915
Met Investors PIMCO Innovation Portfolio B                        100
Met Investors MFS Mid Cap Growth Portfolio B                    2,197
Met Investors MFS Research International Portfolio B            8,539
Met Investors MIST AIM Mid Cap Equity Portfolio B                 104
Met Investors MIST AIM Small Cap Growth Portfolio B             2,916
Met Investors MIST SSR Concentrated Int'l Portfolio B             101
MetLife Stock Index Portfolio B                                 7,127
GACC Money Market Fund                                            103
Russell Multi-Style Equity Fund                                71,868
Russell Aggressive Equity Fund                                  9,278
Russell Non-U.S. Fund                                          34,402
Russell Core Bond Fund                                         71,964
Russell Real Estate Securities Fund                            10,178
AIM Value Fund                                                 64,991
AIM Capital Appreciation Fund                                  98,322
AIM International Equity Fund                                  42,512
Alliance Premier Growth Portfolio                             150,115
Alliance Premier Growth Portfolio B                             4,020
Alliance Bernstein Real Estate Investment Portfolio            22,810
Alliance Bernstein Real Estate Investment Portfolio B           2,279
Alliance Bernstein Small Cap Portfolio B                          100
Alliance Bernstein Value Portfolio B                              100
Goldman Sachs Global Income Fund                           $      104
Goldman Sachs Internet Tollkeeper Fund                            100
Scudder II Small Cap Growth Portfolio                             100
Scudder II Small Cap Value Portfolio                           43,793
Scudder II Government Securities Portfolio                        100
Scudder I International Portfolio B                               100
MFS Research Series                                           104,657
MFS Research Series B                                             100
MFS Investors Trust Series                                      7,151
MFS Investors Trust Series B                                      100
MFS Emerging Growth Series                                     42,506
MFS Emerging Growth Series B                                      100
MFS High Income Series                                          6,342
MFS High Income Series B                                          100
MFS Global Government Series B                                    100
MFS New Discovery Series B                                      3,145
Oppenheimer Bond Fund/VA                                       22,063
Putnam VT Growth & Income Fund                                 67,425
Putnam VT Growth & Income Fund B                                  100
Putnam VT Vista Fund                                          519,885
Putnam VT Vista Fund B                                            100
Putnam VT International Growth Fund                            70,799
Putnam VT International Growth Fund B                           3,145
Putnam VT International New Opp Fund B                            100
Putnam VT New Value Fund B                                        100
Templeton International Securities                             66,635
Templeton International Securities B                            3,185
Templeton Developing Markets Securities                        29,338
Templeton Developing Markets Securities B                         101
Franklin Small Cap B                                            2,156
Franklin Large Cap Growth Securities B                          3,120
Franklin Mutual Shares Securities B                               108
Templeton Global Income Securities B                              103
Templeton Growth Securities B                                     118
Fidelity Equity-Income Fund B                                     100
Fidelity Growth Fund B                                          6,625
Fidelity High Income Fund B                                       100
American Century VP Income & Growth Fund                          100
American Century VP International Fund                            100
American Century VP Value Fund                                    100
New England Davis Venture Value E                               7,137
New England Harris Oakmark Mid Cap Value B                      4,326
Dreyfus VIF Capital Appreciation Portfolio B                    6,191
Dreyfus VIF Disciplined Stock Portfolio B                         100
Dreyfus Stock Index Fund B                                        101
Invesco VIF Dynamics Fund                                         100
Invesco VIF High Yield Fund                                       109
Pimco High Yield Bond Portfolio                                   105

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments (cont.)

     The cost basis of each sub-account's investment follows:

Liberty Newport Tiger Fund, Variable Series                $      101
Goldman Sachs Growth & Income Fund                                100
Goldman Sachs International Equity Fund                           102
Pimco Low Duration Bond Portfolio                          $      104
Pimco StocksPLUS Growth & Income Portfolio                      4,499
Pimco Total Return Bond Portfolio                                 105
                                                           ----------
                                                           $3,811,947
                                                           ==========

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding

                                                                Met Investors
                          -----------------------------------------------------------------------------------------------
                          Lord Abbett   Lord Abbett                 Lord Abbett                 Lord Abbett   Lord Abbett
                            Growth       Growth and   Lord Abbett      Bond       Lord Abbett   Developing      Large
                             and          Income         Bond        Debenture    Developing      Growth         Cap
                            Income      Portfolio B   Debenture     Portfolio B     Growth      Portfolio B    Research
                          -----------   -----------   -----------   -----------   -----------   -----------   -----------
Accumulation Units:
   Unit Balance at
      December 31, 1999      14,640           --        17,199           --          3,257           --           7,259

      Units Issued            2,439           --         2,046           --          3,171           --           3,642
      Units Redeemed         (3,125)          --        (2,865)          --           (679)          --              --
                             ------        -----        ------        -----          -----          ---         -------
   Unit Balance at
      December 31, 2000      13,954           --        16,380           --          5,749           --          10,901

      Units Issued            6,771        1,356            48        1,824          2,984          349             752
      Units Redeemed         (2,477)         (11)       (3,671)          (2)            (6)          --         (11,653)
                             ------        -----        ------        -----          -----          ---         -------
   Unit Balance at
      December 31, 2001      18,248        1,345        12,757        1,822          8,727          349              --
                             ======        =====        ======        =====          =====          ===         =======


                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                Met Investors
                          -----------------------------------------------------------------------------------------
                                        Lord Abbett                JP Morgan    JP Morgan    JP Morgan
                          Lord Abbett     Mid-Cap     JP Morgan     Quality       Small        Small      JP Morgan
                            Mid-Cap        Value       Quality       Bond          Cap       Cap Stock    Enhanced
                             Value      Portfolio B      Bond     Portfolio B     Stock     Portfolio B    Index
                          -----------   -----------   ---------   -----------   ---------   -----------   ---------
Accumulation Units:
   Unit Balance at
      December 31, 1999      5,899            --        5,664          --         4,804         ---         13,610

      Units Issued           6,110            --           --          --         3,574          --          2,625
      Units Redeemed          (247)           --       (1,272)         --            --          --           (702)
                            ------         -----       ------         ---        ------         ---         ------

   Unit Balance at
      December 31, 2000     11,762            --        4,392          --         8,378          --         15,533

      Units Issued           2,991         1,363        1,120         944           619           7            399
      Units Redeemed          (537)         (239)        (413)         --        (2,404)         --         (1,178)
                            ------         -----       ------         ---        ------         ---         ------
   Unit Balance at
      December 31, 2001     14,216         1,124        5,099         944         6,593           7         14,754
                            ======         =====       ======         ===        ======         ===         ======

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                 Met Investors
                          ---------------------------------------------------------------------------------------------
                          JP Morgan                JP Morgan                      JP Morgan                Oppenheimer
                          Enhanced    JP Morgan     Select        JP Morgan     International    Putnam      Capital
                            Index      Select       Equity      International      Equity       Research   Appreciation
                              B        Equity     Portfolio B      Equity        Portfolio B       B            B
                          ---------   ---------   -----------   -------------   -------------   --------   ------------
Accumulation Units:
   Unit Balance at
      December 31, 1999       --        8,820           --         12,265              --           --           --

      Units Issued            --          870           --          2,387              --           --           --
      Units Redeemed          --          (74)          --         (2,201)             --           --           --
                             ---       ------          ---         ------             ---          ---        -----

   Unit Balance at
      December 31, 2000       --        9,616           --         12,451              --           --           --

      Units Issued             5          593          808          1,022               8           11        1,252
      Units Redeemed          --       (2,461)         (17)        (1,304)             --           --           (5)
                             ---       ------          ---         ------             ---          ---        -----

   Unit Balance at
      December 31, 2001        5        7,748          791         12,169               8           11        1,247
                             ===       ======          ===         ======             ===          ===        =====

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                 Met Investors
                          -------------------------------------------------------------------------------------
                          PIMCO      Janus                    Lord Abbett      PIMCO                     MFS
                          Money    Aggressive   Lord Abbett     Growth      Total Return     PIMCO      Mid Cap
                          Market    Growth        Growth      Opportunity      Bond        Innovation   Growth
                            B          B        Opportunity       B             B              B           B
                          ------   ----------   -----------   -----------   ------------   ----------   -------
Accumulation Units:
   Unit Balance at
      December 31, 1999     --         --            --             --             --          --          --

      Units Issued          --         --            --             --             --          --          --
      Units Redeemed        --         --            --             --             --          --          --
                           ---        ---           ---          -----          -----         ---         ---
   Unit Balance at
      December 31, 2000     --         --            --             --             --          --          --

      Units Issued          10         11            10          1,786          1,691          12         266
      Units Redeemed        --         --            --             --             --          --          --
                           ---        ---           ---          -----          -----         ---         ---
  Unit Balance at
      December 31, 2001     10         11            10          1,786          1,691          12         266
                           ===        ===           ===          =====          =====         ===         ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                            Met Investors                     MetLife    GACC    Russell
                          -------------------------------------------------   -------   ------   -------
                               MFS         MIST      MIST         MIST
                            Research       AIM       AIM           SSR         Stock             Multi-
                          International   MidCap   Small Cap   Concentrated    Index    Money    Style
                                B         Equity    Growth        Int'l          B      Market   Equity
                          -------------   ------   ---------   ------------   -------   ------   -------
Accumulation Units:
   Unit Balance at
      December 31, 1999          --         --         --           --           --        9         --

      Units Issued               --         --         --           --           --       --         10
      Units Redeemed             --         --         --           --           --       --         --
                              -----        ---        ---          ---          ---      ---      -----

   Unit Balance at
      December 31, 2000          --         --         --           --           --        9         10

      Units Issued            1,021         10        250           10          654       --      9,292
      Units Redeemed             --         --         --           --           --       --       (711)
                              -----        ---        ---          ---          ---      ---      -----
   Unit Balance at
      December 31, 2001       1,021         10        250           10          654        9      8,591
                              =====        ===        ===          ===          ===      ===      =====

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                            Russell                                   AIM
                          ----------------------------------------   -----------------------------------------
                                                           Real                      V.I.           V.I.
                          Aggressive             Core     Estate     V.I. Value    Capital       International
                            Equity     Non-US    Bond   Securities     Value      Appreciation     Equity
                          ----------   ------   -----   ----------   ----------   ------------   -------------
Accumulation Units:
   Unit Balance at
      December 31, 1999         --         --      --        --            --             --            --

      Units Issued              10         10      10        10         6,361          7,481         3,802
      Units Redeemed            --         --      --        --          (260)            --          (218)
                             -----      -----   -----       ---         -----         ------         -----

   Unit Balance at
      December 31, 2000         10         10      10        10         6,101          7,481         3,584

      Units Issued           1,086      4,650   6,660       875         1,300          2,722         1,177
      Units Redeemed           (86)      (349)   (447)      (50)         (274)           (14)         (115)
                             -----      -----   -----       ---         -----         ------         -----
   Unit Balance at
      December 31, 2001      1,010      4,311   6,223       835         7,127         10,189         4,646
                             =====      =====   =====       ===         =====         ======         =====

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                         Alliance                                     Liberty
                                           ------------------------------------------------------------   ---------   --------
                                                                   Bernstein     Bernstein                            Newport
                                                       Premier       Real       Real Estate   Bernstein   Bernstein    Tiger
                                           Premier     Growth       Estate      Investment    Small Cap     Value      Fund,
                                            Growth   Portfolio B   Investment   Portfolio B       B           B       Variable
                                           -------   -----------   ----------   -----------   ---------   ---------   --------
Accumulation Units:
   Unit Balance at December 31, 1999           --         --            --           --          --          --          --

      Units Issued                         13,407         --         1,300           --          --          --          --
      Units Redeemed                         (803)        --            --           --          --          --          --
                                           ------        ---         -----          ---         ---         ---         ---

   Unit Balance at December 31, 2000       12,604         --         1,300           --          --          --          --

      Units Issued                          3,601        317           745          228          10          10           8
      Units Redeemed                           --         --           (17)          --          --          --          --
                                           ------        ---         -----          ---          --         ---         ---

   Unit Balance at December 31, 2001       16,205        317         2,028          228          10          10           8
                                           ======        ===         =====          ===         ===         ===         ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                           Goldman Sachs                           Scudder II
                                         --------------------------------------------   -------------------------------

                                         Growth                                         Small    Small
                                          and     International   Global    Internet     Cap      Cap    Government
                                         Income      Equity       Income   Tollkeeper   Growth   Value   Securities
                                         ------   -------------   ------   ----------   ------   -----   ----------

Accumulation Units:
   Unit Balance at December 31, 1999       --         --            --         --         --        --       --

      Units Issued                         --         --            --         --         --     4,362       --
      Units Redeemed                       --         --            --         --         --        --       --
                                          ---        ---           ---        ---        ---     -----      ---

   Unit Balance at December 31, 2000       --         --            --         --         --     4,362       --

      Units Issued                         11          9             9         18          9       216        8
      Units Redeemed                       --         --            --         --         --        --       --
                                          ---        ---           ---        ---        ---     -----      ---

   Unit Balance at December 31, 2001       11          9             9         18          9     4,578        8
                                          ===        ===           ===        ===        ===     =====      ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                          Scudder I                               MFS
                                         -------------   -----------------------------------------------------------------
                                                                               Investors   Investors              Emerging
                                         International              Research     Trust       Trust     Emerging    Growth
                                          Portfolio B    Research   Series B     Series    Series B     Growth    Series B
                                         -------------   --------   --------   ---------   ---------   --------   --------
Accumulation Units:
   Unit Balance at December 31, 1999          --             --        --         --          --           --        --

      Units Issued                            --          7,669        --         10          --        3,690        --
      Units Redeemed                          --           (198)       --         --          --          (61)       --
                                             ---          -----       ---        ---         ---        -----       ---

   Unit Balance at December 31, 2000          --          7,471        --         10          --        3,629        --

      Units Issued                            13          2,498         8        732           9        1,232         7
      Units Redeemed                          --             (9)       --         --          --          (72)       --
                                             ---          -----       ---        ---         ---        -----       ---

   Unit Balance at December 31, 2001          13          9,960         8        742           9        4,789         7
                                             ===          =====       ===        ===         ===        =====       ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                              MFS                      Oppenheimer         Putnam
                                         -------------------------------------------   -----------   -------------------
                                                                                                       VT         VT
                                                    High       Global        New                     Growth     Growth
                                          High     Income    Governments   Discovery      Bond        and     and Income
                                         Income   Series B    Series B     Series B     Fund (VA)    Income       B
                                         ------   --------   -----------   ---------   -----------   ------   ---------
Accumulation Units:
   Unit Balance at December 31, 1999       --        --          --           --            --          --        --

      Units Issued                         10        --          --           --           514       4,000        --
      Units Redeemed                       --        --          --           --            --          --        --
                                          ---       ---         ---          ---         -----       -----        --

   Unit Balance at December 31, 2000       10        --          --           --           514       4,000        --

      Units Issued                        608        10           9          407         1,442       2,439         8
      Units Redeemed                       --        --          --           --            --          --        --
                                          ---       ---         ---          ---         -----       -----        --

   Unit Balance at December 31, 2001      618        10           9          407         1,956       6,439         8
                                          ===       ===         ===          ===         =====       =====        ==

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                                  Putnam
                                          ------------------------------------------------------------------------------------------
                                                                                  VT           VT Int'l        VT
                                                     VT           VT         International       New           New
                                            VT      Vista    International      Growth       Opportunities    Value    International
                                          Vista    Class B      Growth          Fund B            B          Class B   Securities
                                          ------   -------   -------------   -------------   -------------   -------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999          --     --             --             --             --           --             --

      Units Issued                        45,338     --          5,021             --             --           --          4,340
      Units Redeemed                          --     --           (106)            --             --           --             --
                                          ------    ---          -----            ---            ---          ---          -----

   Unit Balance at December 31, 2000      45,338     --          4,915             --             --           --          4,340

      Units Issued                         7,070      7          2,329            248              9            7          1,663
      Units Redeemed                         (46)    --             --             --             --           --           (509)
                                          ------    ---          -----            ---            ---          ---          -----

   Unit Balance at December 31, 2001      52,362      7          7,244            248              9            7          5,494
                                          ======    ===          =====            ===            ===          ===          =====

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                                Templeton
                                        --------------------------------------------------------------------------------------------
                                                                                    Franklin    Franklin        Mutual     Templeton
                                        International   Developing   Developing      Small     Large Cap        Shares      Global
                                        Securities       Markets      Markets         Cap        Growth       Securities    Income
                                          Fund B        Securities   Securities B      B       Securities B       B         Fund B
                                        -------------   ----------   ------------   --------   ------------   ----------   ---------
Accumulation Units:
   Unit Balance at December 31, 1999          --             --           --           --           --            --          --

      Units Issued                            --          2,083           --           --           --            --          --
      Units Redeemed                          --            (40)          --           --           --            --          --
                                             ---          -----           --          ---          ---           ---         ---

   Unit Balance at December 31, 2000          --          2,043           --           --           --            --          --

      Units Issued                           329          1,541           14          178          237             8          10
      Units Redeemed                          --             --           --           --           --            --          --
                                             ---          -----           --          ---          ---           ---         ---

   Unit Balance at December 31, 2001         329          3,584           14          178          237             8          10
                                             ===          =====           ==          ===          ===           ===         ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6) Changes in Units Outstanding, continued:

                                         Templeton                Fidelity                        American Century
                                        ----------   ----------------------------------   --------------------------------
                                                        VIP
                                          Growth       Equity-      VIP        VIP          VP
                                        Securities     Income      Growth   High Income   Income &       VP           VP
                                          Fund B     Portfolio B     B        Fund B       Growth    International   Value
                                        ----------   -----------   ------   -----------   --------   -------------   -----
Accumulation Units:
    Unit Balance at December 31, 1999      --            --          --         --           --           --          --

      Units Issued                         --            --          --         --           --           --          --
      Units Redeemed                       --            --          --         --           --           --          --
                                          ---           ---         ---        ---          ---          ---         ---

    Unit Balance at December 31, 2000      --            --          --         --           --           --          --

      Units Issued                          8             8         529         10           11           11           9
      Units Redeemed                       --            --          --         --           --           --          --
                                          ---           ---         ---        ---          ---          ---         ---

    Unit Balance at December 31, 2001       8             8         529         10           11           11           9
                                          ===           ===         ===        ===          ===          ===         ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                             Zenith                        Dreyfus                    Invesco
                                        -----------------   -----------------------------------   ----------------
                                                  Harris       VIF            VIF
                                         Davis    Oakmark    Capital       Disciplined   Stock                VIF
                                        Venture   Mid Cap   Appreciation     Stock       Index      VIF      High
                                        Value E   Value B   Portfolio B        B         Fund B   Dynamics   Yield
                                        -------   -------   ------------   -----------   ------   --------   -----
Accumulation Units:
    Unit Balance at December 31, 1999     --        --           --             --         --        --       --

      Units Issued                        --        --           --             --         --        --       --
      Units Redeemed                      --        --           --             --         --        --       --
                                         ---       ---          ---            ---         --       ---      ---

    Unit Balance at December 31, 2000     --        --           --             --         --        --       --

      Units Issued                       707       373          701             11         11        12       11
      Units Redeemed                      --        --           --             --         --        --       --
                                         ---       ---          ---            ---        ---       ---      ---

    Unit Balance at December 31, 2001    707       373          701             11         11        12       11
                                         ===       ===          ===            ===        ===       ===      ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                         PIMCO
                                        --------------------------------------

                                        High      Low      StocksPLUS    Total
                                        Yield   Duration    Growth &    Return
                                        Bond      Bond       Income      Bond
                                        -----   --------   ----------   ------

Accumulation Units:
    Unit Balance at December 31, 1999    --        --          --         --

      Units Issued                       --        --          --         --
      Units Redeemed                     --        --          --         --
                                        ---       ---         ---        ---

    Unit Balance at December 31, 2000    --        --          --         --

      Units Issued                       10         9         552          9
      Units Redeemed                     --        --          --         --
                                        ---       ---         ---        ---

    Unit Balance at December 31, 2001    10         9         552          9
                                        ===       ===         ===        ===

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years or periods ended December 31, 2001 and December 31, 2000 follows:

                                                                                   Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Met Investors Lord Abbett Growth and Income Portfolio      2001           105,060             98,945          6,115
                                                           2000           159,953            155,182          4,771

Met Investors Lord Abbett Growth and Income Portfolio B    2001               134                135             (1)
                                                           2000                --                 --             --

Met Investors Lord Abbett Bond Debenture Portfolio         2001            54,413             58,322         (3,909)
                                                           2000            46,415             45,664            751

Met Investors Lord Abbett Bond Debenture Portfolio B       2001               221                224             (3)
                                                           2000

Met Investors Lord Abbett Developing Growth Portfolio      2001             2,014              2,245           (231)
                                                           2000            10,592              8,657          1,935

Met Investors Lord Abbett Developing Growth Portfolio B    2001                --                 --             --
                                                           2000                --                 --             --

Met Investors Lord Abbett Large Cap Research Portfolio     2001           187,871            166,074         21,797
                                                           2000             5,008              4,385            623

Met Investors Lord Abbett Mid-Cap Value Portfolio          2001            13,968             11,170          2,798
                                                           2000            11,104             10,213            891

Met Investors Lord Abbett Mid-Cap Value Portfolio B        2001             4,561              4,416            145
                                                           2000                --                 --             --

Met Investors JP Morgan Quality Bond Portfolio             2001             6,354              5,972            382
                                                           2000            15,810             15,561            249

Met Investors JP Morgan Quality Bond Portfolio B           2001                --                 --             --
                                                           2000                --                 --             --

Met Investors JP Morgan Small Cap Stock Portfolio          2001            37,642             40,431         (2,789)
                                                           2000             2,145              1,770            375

Met Investors JP Morgan Small Cap Stock Portfolio B        2001                --                 --             --
                                                           2000                --                 --             --

Met Investors JP Morgan Enhanced Index Portfolio           2001            23,852             28,007         (4,155)
                                                           2000            22,203             20,525          1,678

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                       Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate         Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                             Period      of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   ---------------  -----------
Met Investors JP Morgan Enhanced Index Portfolio B            2001               --                  --             --
                                                              2000               --                  --             --

Met Investors JP Morgan Select Equity Portfolio               2001           45,154              50,472         (5,318)
                                                              2000            4,372               4,321             51

Met Investors JP Morgan Select Equity Portfolio B             2001               --                  --             --
                                                              2000               --                  --             --

Met Investors JP Morgan International Equity Portfolio        2001           21,353              25,513         (4,160)
                                                              2000           41,718              33,331          8,387

Met Investors JP Morgan International Equity Portfolio B      2001               --                  --             --
                                                              2000               --                  --             --

Met Investors Met Putnam Research Port. B                     2001               --                  --             --
                                                              2000               --                  --             --

Met Investors Oppenheimer Capital Appr Portfolio B            2001               --                  --             --
                                                              2000               --                  --             --

Met Investors PIMCO Money Market Port. B                      2001               --                  --             --
                                                              2000               --                  --             --

Met Investors Janus Aggressive Growth Portfolio B             2001               --                  --             --
                                                              2000               --                  --             --

Met Investors Lord Abbett Growth Opportunities Portfolio      2001               --                  --             --
                                                              2000               --                  --             --

Met Investors Lord Abbett Growth Opportunities Portfolio B    2001               --                  --             --
                                                              2000               --                  --             --

Met Investors PIMCO Total Return Port. B                      2001               --                  --             --
                                                              2000               --                  --             --

Met Investors PIMCO Innovation Port. B                        2001               --                  --             --
                                                              2000               --                  --             --

Met Investors MFS Mid Cap Growth Port. B                      2001               --                  --             --
                                                              2000               --                  --             --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                   Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Met Investors MFS Research Intl Port. B                    2001               --                  --            --
                                                           2000               --                  --            --

Met Investors MIST AIM Mid Cap Equity Portfolio B          2001               79                  76             3
                                                           2000               --                  --            --

Met Investors MIST AIM Small Cap Portfolio B               2001               --                  --            --
                                                           2000               --                  --            --

Met Investors MIST SSR Concentrated Int'l Portfolio B      2001               --                  --            --
                                                           2000               --                  --            --

MetLife Stock Index Portfolio B                            2001               --                  --            --
                                                           2000               --                  --            --

GACC Money Market Fund                                     2001               --                  --            --
                                                           2000                1                   1            --

Russell Multi-Style Equity Fund                            2001            5,728               6,252          (524)
                                                           2000               --                  --            --

Russell Aggressive Equity Fund                             2001              789                 807           (18)
                                                           2000               --                  --            --

Russell Non-U.S. Fund                                      2001            2,495               2,787          (292)
                                                           2000               --                  --            --

Russell Core Bond Fund                                     2001            6,397               6,350            47
                                                           2000               --                  --            --

Russell Real Estate Securities Fund                        2001              859                 838            21
                                                           2000               --                  --            --

AIM Value Fund                                             2001            2,665               3,626          (961)
                                                           2000               88                  95            (7)

AIM Capital Appreciation Fund                              2001              964               1,398          (434)
                                                           2000               55                  58            (3)

AIM International Equity Fund                              2001            1,164               1,766          (602)
                                                           2000               61                  70            (9)

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                   Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Alliance Premier Growth Portfolio                          2001            1,694               2,292           (598)
                                                           2000              194                 219            (25)

Alliance Premier Growth Portfolio B                        2001               --                  --             --
                                                           2000               --                  --             --

Alliance Bernstein Real Estate Investment Portfolio        2001              593                 570             23
                                                           2000               20                  21             (1)

Alliance Bernstein Real Estate Investment Portfolio B      2001               --                  --             --
                                                           2000               --                  --             --

Alliance Bernstein Small Cap Portfolio B                   2001               --                  --             --
                                                           2000               --                  --             --

Alliance Bernstein Value Portfolio B                       2001               --                  --             --
                                                           2000               --                  --             --

Newport Tiger Fund                                         2001               --                  --             --
                                                           2000               --                  --             --

Goldman Sachs Growth & Income Fund                         2001               --                  --             --
                                                           2000               --                  --             --

Goldman Sachs International Equity Fund                    2001               --                  --             --
                                                           2000               --                  --             --

Goldman Sachs Global Income Fund                           2001               --                  --             --
                                                           2000               --                  --             --

Goldman Sachs Internet Tollkeeper Fund                     2001               --                  --             --
                                                           2000               --                  --             --

Scudder II Small Cap Growth Port.                          2001               --                  --             --
                                                           2000               --                  --             --

Scudder II Small Cap Value Portfolio                       2001              806                 676            130
                                                           2000               23                  23             --

Scudder II Government Sec Port.                            2001               --                  --             --
                                                           2000               --                  --             --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                   Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Scudder I International Portfolio B                        2001               --                  --            --
                                                           2000               --                  --            --

MFS Research Series                                        2001            1,400               2,053          (653)
                                                           2000              128                 139           (11)

MFS Research Series B                                      2001               --                  --            --
                                                           2000               --                  --            --

MFS Investors Trust Series                                 2001               87                  98           (11)
                                                           2000               --                  --            --

MFS Investors Trust Series B                               2001               --                  --            --
                                                           2000               --                  --            --

MFS Emerging Growth Series                                 2001              385                 640          (255)
                                                           2000               45                  50            (5)

MFS Emerging Growth Series B                               2001               --                  --            --
                                                           2000               --                  --            --

MFS High Income Series                                     2001               32                  34            (2)
                                                           2000               --                  --            --

MFS High Income Series B                                   2001               --                  --            --
                                                           2000               --                  --            --

MFS Global Governments Series B                            2001               --                  --            --
                                                           2000               --                  --            --

MFS New Discovery Series B                                 2001               --                  --            --
                                                           2000               --                  --            --

Oppenheimer Bond Fund/VA                                   2001              282                 283            (1)
                                                           2000               11                  11            --

Putnam VT Growth & Income Fund                             2001            1,325               1,369           (44)
                                                           2000               64                  62             2

Putnam VT Growth & Income Fund B                           2001               --                  --            --
                                                           2000               --                  --            --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                     Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Putnam VT Vista Fund                                        2001           4,025              6,869          (2,844)
                                                            2000             480                532             (52)

Putnam VT Vista Fund B                                      2001              --                 --              --
                                                            2000              --                 --              --

Putnam VT Int'l Growth Fund                                 2001             820              1,039            (219)
                                                            2000              76                 81              (5)

Putnam VT Int'l Growth Fund B                               2001              --                 --              --
                                                            2000              --                 --              --

Putnam VT International New Opp Fund B                      2001              --                 --              --
                                                            2000              --                 --              --

Putnam VT New Value Fund B                                  2001              --                 --              --
                                                            2000              --                 --              --

Templeton International Securities Fund                     2001           5,212              7,305          (2,093)
                                                            2000              71                 73              (2)

Templeton International Securities Fund B                   2001              --                 --              --
                                                            2000              --                 --              --

Templeton Developing Markets Securities Fund                2001             340                378             (38)
                                                            2000              23                 26              (3)

Templeton Developing Markets Securities Fund B              2001              --                 --              --
                                                            2000              --                 --              --

Templeton Small Cap Fund B                                  2001              --                 --              --
                                                            2000              --                 --              --

Templeton Large Cap Growth Sec Fund B                       2001              --                 --              --
                                                            2000              --                 --              --

Templeton Mutual Shares Sec Fund B                          2001              --                 --              --
                                                            2000              --                 --              --

Templeton Global Income Sec Fund B                          2001              --                 --              --
                                                            2000              --                 --              --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                    Realized Gain (Loss)
                                                                    --------------------------------------------------
                                                                         Aggregate        Aggregate Cost
                                                          Year or   Proceeds from Sales   of Fund Shares    Realized
                                                          Period     of Fund Shares          Redeemed      Gain (Loss)
                                                          -------   -------------------   --------------   -----------
Templeton Growth Sec Fund B                                2001              --                 --              --
                                                           2000              --                 --              --

Fidelity Equity-Income Fund B                              2001              --                 --              --
                                                           2000              --                 --              --

Fidelity Growth Fund B                                     2001              --                 --              --
                                                           2000              --                 --              --

Fidelity High Income Fund B                                2001              --                 --              --
                                                           2000              --                 --              --

American Century VP Income & Growth Fund                   2001              --                 --              --
                                                           2000              --                 --              --

American Century VP International Fund                     2001              --                 --              --
                                                           2000              --                 --              --

American Century VP Value Fund                             2001              --                 --              --
                                                           2000              --                 --              --

New England Zenith Davis Venture Value E                   2001              --                 --              --
                                                           2000              --                 --              --

New England Zenith Harris Oakmark Mid Cap Value B          2001              --                 --              --
                                                           2000              --                 --              --

Dreyfus VIF Capital Appreciation Portfolio B               2001              --                 --              --
                                                           2000              --                 --              --

Dreyfus VIF Disciplined Stock Portfolio B                  2001              --                 --              --
                                                           2000              --                 --              --

Dreyfus Stock Index Fund B                                 2001              --                 --              --
                                                           2000              --                 --              --

INVESCO VIF Dynamics Fund                                  2001              --                 --              --
                                                           2000              --                 --              --

INVESCO VIF High Yield Fund                                2001              --                 --              --
                                                           2000              --                 --              --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Realized Gain (Loss)
                                                           --------------------------------------------------
                                                                Aggregate        Aggregate Cost
                                                 Year or   Proceeds from Sales   of Fund Shares    Realized
                                                 Period      of Fund Shares         Redeemed      Gain (Loss)
                                                 -------   -------------------   --------------   -----------
Pimco High Yield Bond Portfolio                   2001              --                 --             --
                                                  2000              --                 --             --

Pimco Low Duration Bond Portfolio                 2001              --                 --             --
                                                  2000              --                 --             --

Pimco StocksPLUS Growth & Income Portfolio        2001              --                 --             --
                                                  2000              --                 --             --

Pimco Total Return Bond Portfolio                 2001              --                 --             --
                                                  2000              --                 --             --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                        Unrealized Appreciation (Depreciation)
                                                                    ----------------------------------------------
                                                                    Appreciation        Appreciation
                                                          Year or   (Depreciation)     (Depreciation)
                                                           Period   End of Period    Beginning of Period   Change
                                                          -------   --------------   -------------------   -------
Met Investors Lord Abbett Growth and Income Portfolio      2001         46,359             102,727         (56,368)
                                                           2000        102,727              55,182          47,545

Met Investors Lord Abbett Growth and Income Portfolio B    2001            310                  --             310
                                                           2000             --                  --              --

Met Investors Lord Abbett Bond Debenture Portfolio         2001        (13,592)             (8,033)         (5,559)
                                                           2000         (8,033)              4,840         (12,873)

Met Investors Lord Abbett Bond Debenture Portfolio B       2001            314                  --             314
                                                           2000             --                  --              --

Met Investors Lord Abbett Developing Growth Portfolio      2001         (6,069)             (4,034)         (2,035)
                                                           2000         (4,034)              9,575         (13,609)

Met Investors Lord Abbett Developing Growth Portfolio B    2001            128                  --             128
                                                           2000             --                  --              --

Met Investors Lord Abbett Large Cap Research Portfolio     2001             --              28,900         (28,900)
                                                           2000         28,900              20,847           8,053

Met Investors Lord Abbett Mid-Cap Value Portfolio          2001         46,934              51,144          (4,210)
                                                           2000         51,144               2,904          48,240

Met Investors Lord Abbett Mid-Cap Value Portfolio B        2001            665                  --             665
                                                           2000             --                  --              --

Met Investors JP Morgan Quality Bond Portfolio             2001          4,162               3,272             890
                                                           2000          3,272                 781           2,491

Met Investors JP Morgan Quality Bond Portfolio B           2001           (150)                 --            (150)
                                                           2000             --                  --              --

Met Investors JP Morgan Small Cap Stock Portfolio          2001        (16,693)              6,166         (22,859)
                                                           2000          6,166              27,052         (20,886)

Met Investors JP Morgan Small Cap Stock Portfolio B        2001            (17)                 --             (17)
                                                           2000             --                  --              --

Met Investors JP Morgan Enhanced Index Portfolio           2001        (50,022)            (16,992)        (33,030)
                                                           2000        (16,992)             51,885         (68,877)

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Unrealized Appreciation (Depreciation)
                                                                       ----------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                             Period    End of Period    Beginning of Period   Change
                                                             -------   --------------   -------------------   -------
Met Investors JP Morgan Enhanced Index Portfolio B             2001           (10)                 --             (10)
                                                               2000            --                  --              --

Met Investors JP Morgan Select Equity Portfolio                2001       (19,499)            (12,271)         (7,228)
                                                               2000       (12,271)             10,168         (22,439)

Met Investors JP Morgan Select Equity Portfolio B              2001            17                  --              17
                                                               2000            --                  --              --

Met Investors JP Morgan International Equity Portfolio         2001       (55,528)             (7,658)        (47,870)
                                                               2000        (7,658)             43,329         (50,987)

Met Investors JP Morgan International Equity Portfolio B       2001           (27)                 --             (27)
                                                               2000            --                  --              --

Met Investors Met Putnam Research Port. B                      2001           (12)                 --             (12)
                                                               2000            --                  --              --

Met Investors Oppenheimer Capital Appr Portfolio B             2001           (74)                 --             (74)
                                                               2000            --                  --              --

Met Investors PIMCO Money Market Port. B                       2001            --                  --              --
                                                               2000            --                  --              --

Met Investors Janus Aggressive Growth Portfolio B              2001           (17)                 --             (17)
                                                               2000            --                  --              --

Met Investors Lord Abbett Growth Opportunities Portfolio       2001            (8)                 --              (8)
                                                               2000            --                  --              --

Met Investors Lord Abbett Growth Opportunities Portfolio B     2001            76                  --              76
                                                               2000            --                  --              --

Met Investors PIMCO Total Return Port. B                       2001           (84)                 --             (84)
                                                               2000            --                  --              --

Met Investors PIMCO Innovation Port. B                         2001           (25)                 --             (25)
                                                               2000            --                  --              --

Met Investors MFS Mid Cap Growth Port. B                       2001            (1)                 --              (1)
                                                               2000            --                  --              --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                  ----------------------------------------------
                                                                   Appreciation       Appreciation
                                                        Year or   (Depreciation)     (Depreciation)
                                                        Period    End of Period    Beginning of Period   Change
                                                        -------   --------------   -------------------   -------
Met Investors MFS Research Intl Port. B                   2001            28                  --              28
                                                          2000            --                  --              --

Met Investors MIST AIM  Mid Cap Equity Portfolio B        2001             6                  --               6
                                                          2000            --                  --              --

Met Investors MIST AIM Small Cap Portfolio B              2001            49                  --              49
                                                          2000            --                  --              --

Met Investors MIST SSR Concentrated Int'l Portfolio B     2001             9                  --               9
                                                          2000            --                  --              --

MetLife Stock Index Portfolio B                           2001           (27)                 --             (27)
                                                          2000            --                  --              --

GACC Money Market Fund                                    2001             9                   5               4
                                                          2000             5                   5              --

Russell Multi-Style Equity Fund                           2001        (6,416)                (11)         (6,405)
                                                          2000           (11)                 --             (11)

Russell Aggressive Equity Fund                            2001            18                 (13)             31
                                                          2000           (13)                 --             (13)

Russell Non-U.S. Fund                                     2001        (4,564)                (14)         (4,550)
                                                          2000           (14)                 --             (14)

Russell Core Bond Fund                                    2001          (849)                  4            (853)
                                                          2000             4                  --               4

Russell Real Estate Securities Fund                       2001           192                  13             179
                                                          2000            13                  --              13

AIM Value Funds                                           2001       (15,707)             (9,065)         (6,642)
                                                          2000        (9,065)                 --          (9,065)

AIM Capital Appreciation Fund                             2001       (34,028)            (14,164)        (19,864)
                                                          2000       (14,164)                 --         (14,164)

AIM International Equity Fund                             2001       (14,625)             (7,321)         (7,304)
                                                          2000        (7,321)                 --          (7,321)

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                  ----------------------------------------------
                                                                   Appreciation       Appreciation
                                                        Year or   (Depreciation)     (Depreciation)
                                                        Period    End of Period    Beginning of Period   Change
                                                        -------   --------------   -------------------   -------
Alliance Premier Growth Portfolio                         2001       (45,678)            (22,182)        (23,496)
                                                          2000       (22,182)                 --         (22,182)

Alliance Premier Growth Portfolio B                       2001            30                  --              30
                                                          2000            --                  --              --

Alliance Bernstein Real Estate Investment Portfolio       2001         2,220                 389           1,831
                                                          2000           389                  --             389

Alliance Bernstein Real Estate Investment Portfolio B     2001            45                  --              45
                                                          2000            --                  --              --

Alliance Bernstein Small Cap Portfolio B                  2001            12                  --              12
                                                          2000            --                  --              --

Alliance Bernstein Value Portfolio B                      2001             1                  --               1
                                                          2000            --                  --              --

Newport Tiger Fund                                        2001           (14)                 --             (14)
                                                          2000            --                  --              --

Goldman Sachs Growth & Income Fund                        2001            (4)                 --              (4)
                                                          2000            --                  --              --

Goldman Sachs International Equity Fund                   2001           (17)                 --             (17)
                                                          2000            --                  --              --

Goldman Sachs Global Income Fund                          2001            (1)                 --              (1)
                                                          2000            --                  --              --

Goldman Sachs Internet Tollkpr Fund                       2001           (24)                 --             (24)
                                                          2000            --                  --              --

Scudder II Small Cap Growth Port                          2001           (15)                 --             (15)
                                                          2000            --                  --              --

Scudder II Small Cap Value Portfolio                      2001        11,564               3,345           8,219
                                                          2000         3,345                  --           3,345

Scudder II Government Sec Port                            2001             5                  --               5
                                                          2000            --                  --              --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                        Unrealized Appreciation (Depreciation)
                                                    ----------------------------------------------
                                                     Appreciation       Appreciation
                                          Year or   (Depreciation)     (Depreciation)
                                          Period    End of Period    Beginning of Period   Change
                                          -------   --------------   -------------------   -------
Scudder I International Portfolio B         2001           (23)                 --             (23)
                                            2000            --                  --              --

MFS Research Series                         2001       (35,539)            (10,726)        (24,813)
                                            2000       (10,726)                 --         (10,726)

MFS Research Series B                       2001           (15)                 --             (15)
                                            2000            --                  --              --

MFS Investors Trust Series                  2001        (1,055)                 --          (1,055)
                                            2000            --                  --              --

MFS Investors Trust Series B                2001           (11)                 --             (11)
                                            2000            --                  --              --

MFS Emerging Growth Series                  2001       (17,291)             (5,667)        (11,624)
                                            2000        (5,667)                 --          (5,667)

MFS Emerging Growth Series B                2001           (18)                 --             (18)
                                            2000            --                  --              --

MFS High Income Series                      2001          (516)                 (7)           (509)
                                            2000            (7)                 --              (7)

MFS High Income Series B                    2001            (2)                 --              (2)
                                            2000            --                  --              --

MFS Global Governments Series B             2001             4                  --               4
                                            2000            --                  --              --

MFS New Discovery Series B                  2001           131                  --             131
                                            2000            --                  --              --

Oppenheimer Bond Fund/VA                    2001          (127)                 87            (214)
                                            2000            87                  --              87

Putnam VT Growth & Income Fund              2001        (2,823)              2,191          (5,014)
                                            2000         2,191                  --           2,191

Putnam VT Growth & Income Fund B            2001            (7)                 --              (7)
                                            2000            --                  --              --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                       Unrealized Appreciation (Depreciation)
                                                   -----------------------------------------------
                                                    Appreciation       Appreciation
                                         Year or   (Depreciation)     (Depreciation)
                                         Period    End of Period    Beginning of Period    Change
                                         -------   --------------   -------------------   --------
Putnam VT Vista Fund                       2001       (232,831)           (65,181)        (167,650)
                                           2000        (65,181)                --          (65,181)

Putnam VT Vista Fund B                     2001            (18)                --              (18)
                                           2000             --                 --               --

Putnam VT Int'l Growth Fund                2001        (18,957)            (1,800)         (17,157)
                                           2000         (1,800)                --           (1,800)

Putnam VT Int'l Growth Fund B              2001             65                 --               65
                                           2000             --                 --               --

Putnam VT International New Opp Fund B     2001            (15)                --              (15)
                                           2000             --                 --               --

Putnam VT New Value Fund B                 2001             (3)                --               (3)
                                           2000             --                 --               --

Templeton Int'l Securities Fund            2001        (19,527)               844          (20,371)
                                           2000            844                 --              844

Templeton Int'l Securities Fund B          2001           (238)                --             (238)
                                           2000             --                 --               --

Templeton Developing Markets Fund          2001         (3,155)            (1,491)          (1,664)
                                           2000         (1,491)                --           (1,491)

Templeton Developing Markets Fund B        2001             (6)                --               (6)
                                           2000             --                 --               --

Templeton Small Cap Fund B                 2001             35                 --               35
                                           2000             --                 --               --

Templeton Large Cap Growth Sec Fund B      2001             32                 --               32
                                           2000             --                 --               --

Templeton Mutual Shares Sec Fund B         2001             (9)                --               (9)
                                           2000             --                 --               --

Templeton Global Income Sec Fund B         2001              2                 --                2
                                           2000             --                 --               --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                  ---------------------------------------------
                                                                   Appreciation        Appreciation
                                                        Year or   (Depreciation)     (Depreciation)
                                                         Period   End of Period    Beginning of Period   Change
                                                        -------   --------------   -------------------   ------
Templeton Growth Sec Fund B                              2001          (20)                 --            (20)
                                                         2000           --                  --             --

Fidelity Equity-Income Fund B                            2001           (5)                 --             (5)
                                                         2000           --                  --             --

Fidelity Growth Fund B                                   2001           45                  --             45
                                                         2000           --                  --             --

Fidelity High Income Fund B                              2001          (10)                 --            (10)
                                                         2000           --                  --             --

American Century VP Income & Growth Fund                 2001           (7)                 --             (7)
                                                         2000           --                  --             --

American Century VP International Fund                   2001          (18)                 --            (18)
                                                         2000           --                  --             --

American Century VP Value Fund                           2001            9                  --              9
                                                         2000           --                  --             --

New England Zenith Davis Venture Value E                 2001           50                  --             50
                                                         2000           --                  --             --

New England Zenith Harris Oakmark Mid Cap Value B        2001          135                  --            135
                                                         2000           --                  --             --

Dreyfus VIF Capital Appreciation Portfolio B             2001           --                  --             --
                                                         2000           --                  --             --

Dreyfus VIF Disciplined Stock Portfolio B                2001          (10)                 --            (10)
                                                         2000           --                  --             --

Dreyfus Stock Index Fund B                               2001          (10)                 --            (10)
                                                         2000           --                  --             --

INVESCO VIF Dynamics Fund                                2001          (15)                 --            (15)
                                                         2000           --                  --             --

INVESCO VIF High Yield Fund                              2001          (25)                 --            (25)
                                                         2000           --                  --             --

                                                                     (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                       Unrealized Appreciation (Depreciation)
                                                                  ---------------------------------------------
                                                                   Appreciation        Appreciation
                                                        Year or   (Depreciation)      (Depreciation)
                                                        Period     End of Period   Beginning of Period   Change
                                                        -------   --------------   -------------------   ------
Pimco High Yield Bond Portfolio                          2001           (4)                 --             (4)
                                                         2000           --                  --             --

Pimco Low Duration Bond Portfolio                        2001           --                  --             --
                                                         2000           --                  --             --

Pimco StocksPLUS Growth & Income Portfolio               2001          (19)                 --            (19)
                                                         2000           --                  --             --

Pimco Total Return Bond Portfolio                        2001            1                  --              1
                                                         2000           --                  --             --

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                              FINANCIAL HIGHLIGHTS

First Metlife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays selected financial highlights of each sub-account offered by the various products.

                                                                   As of December 31, 2001      For the Year ended December 31, 2001
                                                             --------------------------------   ------------------------------------
                                                                         Unit      Net Assets    Investment     Expense     Total
                                                              Units   Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                             ------   ----------   ----------   -------------   -------   ---------
Met Investors Lord Abbett Growth and Income Portfolio        18,248   $41.480158      $757          0.98%        1.40%      (7.04%)
Met Investors Lord Abbett Growth and Income Portfolio B       1,345    41.392944        56          0.00%        1.40%      (7.30%)
Met Investors Lord Abbett Bond Debenture Portfolio           12,757    14.003965       179          8.32%        1.40%       2.34%
Met Investors Lord Abbett Bond Debenture Portfolio B          1,822    13.978494        25          0.07%        1.40%       2.04%
Met Investors Lord Abbett Developing Growth Portfolio         8,727    10.626964        93          0.00%        1.40%      (8.14%)
Met Investors Lord Abbett Developing Growth Portfolio B         349    10.607266         4          0.00%        1.40%      (8.38%)
Met Investors Lord Abbett Large Cap Research Portfolio           --           --        --          0.62%        1.40%      (0.96%)
Met Investors Lord Abbett Mid-Cap Value Portfolio            14,216    17.481821       249          0.49%        1.40%       6.58%
Met Investors Lord Abbett Mid-Cap Value Portfolio B           1,124    17.457790        20          0.00%        1.40%       6.40%
Met Investors JP Morgan Quality Bond Portfolio                5,099    13.414260        68          4.88%        1.40%       5.56%
Met Investors JP Morgan Quality Bond Portfolio B                944    13.402074        13          0.12%        1.40%       5.35%
Met Investors JP Morgan Small Cap Stock Portfolio             6,593    14.284875        94          0.17%        1.40%      (9.73%)
Met Investors JP Morgan Small Cap Stock Portfolio B               7    14.261437        --          0.00%        1.40%      (9.91%)
Met Investors JP Morgan Enhanced Index Portfolio             14,754    17.175723       253          0.83%        1.40%     (12.64%)
Met Investors JP Morgan Enhanced Index Portfolio B                5    17.140791        --          1.06%        1.40%     (12.88%)
Met Investors JP Morgan Select Equity Portfolio               7,748    15.754678       122          0.47%        1.40%      (7.33%)
Met Investors JP Morgan Select Equity Portfolio B               791    15.718285        12          0.00%        1.40%      (7.64%)
Met Investors JP Morgan International Equity Portfolio       12,169    10.536868       128          1.29%        1.40%     (21.44%)
Met Investors JP Morgan International Equity Portfolio B          8    10.512950        --          1.18%        1.40%     (21.68%)
Met Investors Met Putnam Research Portfolio B                    11     8.065922        --          0.00%        1.40%     (12.63%)
Met Investors Oppenheimer Capital Appreciation Portfolio B    1,247     8.466912        11          0.11%        1.40%     (12.35%)
Met Investors PIMCO Money Market Portfolio B                     10    10.154282        --          1.99%        1.40%       0.89%
Met Investors Janus Aggressive Growth Portfolio B                11     7.308054        --          0.00%        1.40%     (18.00%)
Met Investors Lord Abbett Growth Opportunities Portfolio         10     8.830081        --          0.00%        1.40%      (8.40%)
Met Investors Lord Abbett Growth Opportunities Portfolio B    1,786     8.819461        16          0.00%        1.40%      (8.51%)
Met Investors PIMCO Total Return Portfolio B                  1,691    10.536235        18          2.50%        1.40%       5.27%
Met Investors PIMCO Innovation Portfolio B                       12     6.093409        --          0.00%        1.40%     (25.91%)
Met Investors MFS Mid Cap Growth Portfolio B                    266     8.236645         2          0.00%        1.40%     (16.04%)
Met Investors MFS Research International Portfolio B          1,021     8.381159         9          0.21%        1.40%     (12.79%)
Met Investors MIST AIM  Mid Cap Equity Portfolio B               10    10.991234        --          0.00%        1.40%       9.91%
Met Investors MIST AIM Small Cap Portfolio B                    250    11.852311         3          0.00%        1.40%      18.52%
Met Investors MIST SSR Concentrated Int'l Portfolio B            10    10.935611        --          0.00%        1.40%       9.36%
MetLife Stock Index Portfolio B                                 654    10.849814         7          0.00%        1.40%     (14.76%)
GACC Money Market Fund                                            9    12.590935        --          0.00%        1.40%       2.69%
Russell  Multi-Style Equity Fund                              8,591     7.618411        65          0.52%        1.40%     (15.35%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (continued)

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                              FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001        For the Year ended December 31, 2001
                                                          --------------------------------   ------------------------------------
                                                                      Unit      Net Assets    Investment     Expense      Total
                                                          Units    Fair Value      (000)      Income Ratio*   Ratio**   Return***
                                                          ------   ----------   ----------   -------------   -------   ----------
Russell Aggressive Equity Fund                             1,010   $ 9.160654     $  9           0.15%        1.40%      (3.65%)
Russell Non-U.S. Fund                                      4,311     6.914551       30           1.03%        1.40%     (23.08%)
Russell Core Bond Fund                                     6,223    11.427885       71           6.77%        1.40%       5.99%
Russell Real Estate Fund                                     835    12.406617       10           6.16%        1.40%       6.39%
Aim Value Fund                                             7,127     6.915729       49           0.14%        1.40%     (13.78%)
Aim Capital Appreciation Fund                             10,189     6.313261       64           0.00%        1.40%     (24.35%)
Aim International Equity Fund                              4,646     5.999549       28           0.33%        1.40%     (24.60%)
Alliance Premier Growth Portfolio                         16,205     6.446705      104           0.00%        1.40%     (18.35%)
Alliance Premier Growth Portfolio B                          317    12.767316        4           0.00%        1.40%     (18.56%)
Alliance Bernstein Real Estate Investment Portfolio        2,028    12.324618       25           3.79%        1.40%       9.25%
Alliance Bernstein Real Estate Investment Portfolio B        228    10.192752        2           0.48%        1.40%       9.16%
Alliance Bernstein Small Cap Portfolio B                      10    11.095691       --           0.00%        1.40%      10.96%
Alliance Bernstein Value Portfolio B                          10     9.976213       --           0.00%        1.40%      (0.24%)
Keyport Newport Tiger Fund                                     8    10.298309       --           1.19%        1.40%     (19.04%)
Goldman Sachs Growth & Income Fund                            11     8.656980       --           0.00%        1.40%     (10.57%)
Goldman Sachs Global Income Fund                               9    11.732665       --           3.93%        1.40%       3.67%
Goldman Sachs International Equity Fund                        9     9.740698       --           1.17%        1.40%     (23.26%)
Goldman Sachs Internet Tollkeeper Fund                        18     4.259904       --           0.00%        1.40%     (34.59%)
Scudder II Small Cap Growth Portfolio                          9     9.581495       --           0.00%        1.40%     (29.76%)
Scudder II Small Cap Value Portfolio                       4,578    12.085144       55           0.00%        1.40%      16.05%
Scudder II Government Sec Portfolio                            8    12.242645       --           0.00%        1.40%       6.76%
Scudder I International Portfolio B                           13     6.129472       --           0.00%        1.40%     (31.78%)
MFS Research Series                                        9,960     6.942180       69           0.02%        1.40%     (22.35%)
MFS Research Series B                                          8    10.837961       --           0.00%        1.40%     (22.49%)
MFS Investors Trust Series                                   742     8.219215        6           0.67%        1.40%     (17.11%)
MFS Investors Trust Series B                                   9    10.343215       --           0.00%        1.40%     (17.28%)
MFS Emerging Growth Series                                 4,789     5.263783       25           0.00%        1.40%     (34.44%)
MFS Emerging Growth Series B                                   7    11.968714       --           0.00%        1.40%     (34.55%)
MFS High Income Series                                       618     9.346685        6          10.54%        1.40%       0.68%
MFS High Income Series B                                      10     9.539603       --           0.00%        1.40%       0.20%
MFS Global Government Series B                                 9    10.940184       --           0.00%        1.40%       3.10%
MFS New Discovery Series B                                   407     8.041413        3           0.00%        1.40%      (6.58%)
Oppenheimer Bond Fund                                      1,956    11.201593       22           8.68%        1.40%       6.29%
Putnam VT Growth & Income Fund                             6,439    10.030665       65           1.79%        1.40%      (7.47%)
Putnam VT Growth & Income Fund B                               8    11.222898       --           0.00%        1.40%      (7.70%)
Putnam VT Vista Fund                                      52,362     5.482717      287           0.00%        1.40%     (34.32%)
Putnam VT Vista Fund B                                         7    11.036442       --           0.00%        1.40%     (34.43%)
Putnam VT International Growth Fund                        7,244     7.157027       52           0.39%        1.40%     (21.53%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                              FINANCIAL HIGHLIGHTS

                                                            As of December 31, 2001       For the Year ended December 31, 2001
                                                        --------------------------------  ------------------------------------
                                                                    Unit      Net Assets    Investment    Expense     Total
                                                        Units    Fair Value     (000)      Income Ratio*   Ratio**    Return***
                                                        -----    ----------   ----------  -------------   -------   ----------
Putnam VT International Growth Fund B                     248    $12.931708      $ 3           0.00%        1.40%     (21.72%)
Putnam VT International New Opp Fund B                      9      9.723656       --           0.00%        1.40%     (29.68%)
Putnam VT New Value Fund B                                  7     12.763839       --           0.00%        1.40%       1.87%
Templeton International Securities Fund                 5,494      8.576956       47           3.43%        1.40%     (16.93%)
Templeton International Securities Fund B                 329      8.918168        3           0.16%        1.40%     (17.17%)
Templeton Developing Markets Securities Fund            3,584      7.298393       26           1.15%        1.40%      (9.34%)
Templeton Developing Markets Securities Fund B             14      6.977321       --           1.07%        1.40%      (9.37%)
Templeton Franklin Small Cap Fund B                       178     12.198150        2           0.00%        1.40%     (16.43%)
Templeton Large Cap Growth Sec Fund B                     237     13.305369        3           0.00%        1.40%     (12.67%)
Templeton Mutual Shares Sec Fund B                          8     12.232460       --           2.04%        1.40%       5.55%
Templeton Global Income Sec Fund B                         10     10.144355       --           2.93%        1.40%       0.81%
Templeton Growth Sec Fund B                                 8     12.947524       --           2.11%        1.40%      (2.69%)
Fidelity Equity Income Fund B                               8     11.141971       --           0.00%        1.40%      (6.55%)
Fidelity Growth Fund B                                    529     12.611329        7           0.00%        1.40%     (19.44%)
Fidelity High Income Fund B                                10      9.025089       --           0.00%        1.40%     (13.16%)
American Century VP Income & Growth Fund                   11      8.223442       --           0.00%        1.40%      (9.60%)
American Century International Fund                        11      7.187549       --           0.00%        1.40%     (29.98%)
American Century Value Fund                                 9     12.429283       --           0.00%        1.40%      11.34%
New England Zenith Davis Venture Value E                  707     10.156586        7           0.00%        1.40%     (12.45%)
New England Zenith Harris Oakmark Mid Cap Value B         373     11.947753        4           0.00%        1.40%      25.66%
Dreyfus VIF Capital Appreciation Portfolio B              701      8.832633        6           0.05%        1.40%     (10.89%)
Dreyfus VIF Disciplined Stock Portfolio B                  11      7.869049       --           0.00%        1.40%     (14.67%)
Dreyfus Stock Index Fund B                                 11      7.968599       --           1.12%        1.40%     (13.69%)
Invesco VIF Dynamics Fund                                  12      7.201833       --           0.00%        1.40%     (32.03%)
Invesco VIF High Yield Fund                                11      7.395337       --          10.39%        1.40%     (16.07%)
PIMCO High Yield Bond Portfolio                            10      9.953420       --           5.07%        1.40%       1.00%
PIMCO Low Duration Bond Portfolio                           9     11.348021       --           2.93%        1.40%       6.87%
PIMCO StocksPLUS Growth & Income Portfolio                552      8.109327        4           3.16%        1.40%     (11.84%)
PIMCO Total Return Bond Portfolio                           9     11.492649       --           2.88%        1.40%       7.02%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (Formerly First Cova Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)

                              FINANCIAL STATEMENTS
            AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

The Board of Directors
First MetLife Investors Insurance Company
(Formerly First Cova Life Insurance Company)
New York, New York

We have audited the accompanying balance sheets of First MetLife Insurance Company (formerly First Cova Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 22, 2002


                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                           (Formerly First Cova Life Insurance Company)
                (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                          BALANCE SHEETS
                                    DECEMBER 31, 2001 AND 2000
                         (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                                         2001           2000
                                                                      ------------  ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value                  $   133,604   $    86,433
  Short-term investments                                                      572         1,193
                                                                      ------------  ------------
     Total investments                                                    134,176        87,626
Cash and cash equivalents                                                   8,159        20,443
Accrued investment income                                                   1,394         1,008
Premiums and other receivables                                            114,995            93
Deferred policy acquisition costs                                          10,936         3,136
Deferred income taxes                                                       1,982         1,102
Other assets                                                                  194           187
Separate account assets                                                     3,301         3,039
                                                                      ------------  ------------
     Total assets                                                     $   275,137   $   116,634
                                                                      ============  ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                              $        41   $         -
  Policyholder account balances                                           224,999        72,567
  Current income taxes payable                                              2,343         1,090
  Other liabilities                                                         6,901         3,069
  Separate account liabilities                                              3,301         3,039
                                                                      ------------  ------------
     Total liabilities                                                    237,585        79,765
                                                                      ------------  ------------

Commitments and contingencies (Note 5)

Stockholder's Equity:
  Common stock, par value $10 per share; 200,000 shares authorized,
     issued and outstanding                                                 2,000         2,000
  Additional paid-in capital                                               32,721        32,721
  Retained earnings                                                         2,162         1,599
  Accumulated other comprehensive income                                      669           549
                                                                      ------------  ------------
     Total stockholder's equity                                            37,552        36,869
                                                                      ------------  ------------
     Total liabilities and stockholder's equity                       $   275,137   $   116,634
                                                                      ============  ============




                         See accompanying notes to financial statements.

                                               F-2

                             FIRST METLIFE INVESTORS INSURANCE COMPANY
                            (Formerly First Cova Life Insurance Company)
                 (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                        STATEMENTS OF INCOME
                           FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                       (DOLLARS IN THOUSANDS)


                                                                            2001          2000
                                                                        ------------  ------------
REVENUES
Premiums                                                                $       277   $         -
Universal life and investment-type policy fees                                   65            13
Net investment income                                                         9,828         5,120
Net investment gains (losses) (net of amounts allocable from deferred
  acquisition costs of $422 and $(18), respectively)                            208            (9)
Other revenues                                                                  255            30
                                                                        ------------  ------------
     Total revenues                                                          10,633         5,154
                                                                        ------------  ------------

EXPENSES
Policyholder benefits                                                         1,836             -
Interest credited to policyholder account balances                            6,889         1,927
Other expenses (excludes amounts directly related to net investment
  gains (losses) of $422 and $(18), respectively)                             1,050           676
                                                                        ------------  ------------
     Total expenses                                                           9,775         2,603
                                                                        ------------  ------------

Income before provision for income taxes                                        858         2,551
Provision for income taxes                                                      295           952
                                                                        ------------  ------------
Net income                                                              $       563   $     1,599
                                                                        ============  ============




                          See accompanying notes to financial statements.


                                                F-3

                                       FIRST METLIFE INVESTORS INSURANCE COMPANY
                                      (Formerly First Cova Life Insurance Company)
                           (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                           STATEMENTS OF STOCKHOLDER'S EQUITY
                                     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                                 (DOLLARS IN THOUSANDS)
                                                                                            Accumulated
                                                                Additional                     Other
                                                    Common        Paid-in      Retained     Comprehensive
                                                     Stock        Capital      Earnings        Income         Total
                                                  ------------  ------------  ------------  ------------  ------------
Balance at January 1, 2000                        $     2,000   $    32,420   $         -   $         -   $    34,420
Capital contribution                                                    301                                       301
Comprehensive income:
  Net income                                                                        1,599                       1,599
  Other comprehensive income:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                 549           549
                                                                                                          ------------
  Comprehensive income                                                                                          2,148
                                                  ------------  ------------  ------------  ------------  ------------
Balance at December 31, 2000                            2,000        32,721         1,599           549        36,869
Comprehensive income:
  Net income                                                                          563                         563
  Other comprehensive income:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                 120           120
                                                                                                          ------------
  Comprehensive income                                                                                            683
                                                  ------------  ------------  ------------  ------------  ------------
Balance at December 31, 2001                      $     2,000   $    32,721   $     2,162   $       699   $    37,552
                                                  ============  ============  ============  ============  ============








                                    See accompanying notes to financial statements.

                                                          F-4

                                FIRST METLIFE INVESTORS INSURANCE COMPANY
                              (Formerly First Cova Life Insurance Company)
                   (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                        STATEMENTS OF CASH FLOWS
                             FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                                         (DOLLARS IN THOUSANDS)

                                                                              2001            2000
                                                                          -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                $        563    $      1,599
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Depreciation and amortization expense                                          7              17
      Bond amortization                                                           (218)              -
      (Gains) losses from sales of investments, net                               (208)             (9)
      Interest credited to policyholder account balances                         6,889           1,927
      Universal life and investment-type product policy fees                       (65)            (13)
  Change in accrued investment income                                             (386)           (206)
  Change in premiums and other receivables                                    (114,903)            (92)
  Change in deferred policy acquisitions costs, net                             (7,800)         (2,499)
  Change in future policy benefits                                                  41               -
  Change in income taxes payable                                                    13             710
  Change in other liabilities                                                    3,737           2,837
  Other, Net                                                                      (123)          1,964
                                                                          -------------   -------------
Net cash (used in) provided by operating activities                           (112,453)          6,235
                                                                          -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
  Sales maturities and repayments:
    Fixed maturities                                                            89,374           5,326
  Purchases of:
    Fixed maturities                                                          (135,438)        (40,216)
  Net change in short-term investments                                             621          (1,193)
  Other, net                                                                         4               -
                                                                          -------------   -------------
Net cash used in investing activities                                          (45,439)        (36,083)
                                                                          -------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits                                                                   159,409          55,675
    Withdrawals                                                                (13,801)         (6,854)
  Capital contribution                                                               -             301
                                                                          -------------   -------------
Net cash provided by financing activities                                      145,608          49,122
                                                                          -------------   -------------
Change in cash and cash equivalents                                            (12,284)         19,274
Cash and cash equivalents, beginning of year                                    20,443           1,169
                                                                          -------------   -------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                    $      8,159    $     20,443
                                                                          =============   =============


                             See accompanying notes to financial statements.

                                                  F-5

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (Formerly First Cova Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)
                          NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BUSINESS

          First MetLife Investors Insurance Company (formerly First Cova Life Insurance Company) (the "Company"), a New York domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company ("GALIC"), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"). GenAmerica is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), a New York domiciled life insurance company.

          The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities ("SPDA") and variable annuities. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

     BASIS OF PRESENTATION

          The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

          On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life, a New York domiciled life insurance company, for $1.2 billion in cash.

          The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $34,446 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

          The excess of the net purchase price over the fair value of net assets acquired of approximately $197 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in a decrease in stockholder's equity of approximately $2,199 thousand on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

          The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     INVESTMENTS

          The Company primarily invests in fixed maturities which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rate or equity markets.

          The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (losses) net of deferred income taxes. The cost of fixed maturities are adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

          Short-term investments are stated at amortized cost, which approximates fair value.

     CASH AND CASH EQUIVALENTS

          The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

     DEFERRED POLICY ACQUISITION COSTS

          The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

          Costs which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

          Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

          Deferred policy acquisition costs for annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

          Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

          Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $1,573 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

          Information regarding deferred policy acquisition costs is as follows

                                                        YEARS ENDED DECEMBER 31,
                                                           2001           2000
                                                         ---------     ---------
                                                          (Dollars in thousands)
                                                         -----------------------
     Balance at January 1                                $  3,136      $  1,573
     Capitalization of policy acquisition costs             9,179         2,949
                                                         ---------     ---------
          Total                                            12,315         4,522
                                                         ---------     ---------
     Amortization allocated to:
       Net realized investment gains (losses)                 422           (18)
       Unrealized investment gains                            (19)        1,502
       Other expenses                                         976           (98)
                                                         ---------     ---------
          Total                                             1,379         1,386
                                                         ---------     ---------
     Balance at December 31                              $ 10,936      $  3,136
                                                         =========     =========

          Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and
     (3) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

          Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     GOODWILL

          The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period of 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                         YEARS ENDED DECEMBER 31
                                                            2001         2000
                                                         ----------   ----------
                                                         (Dollars in thousands)
                                                         -----------------------
     Net Balance at January 1                            $     187    $     197
     Amortization                                              (10)         (10)
                                                         ----------   ----------
     Net Balance at December 31                          $     177    $     187
                                                         ==========   ==========

                                                               DECEMBER 31
                                                         -----------------------
                                                            2001          2000
                                                         ----------   ----------
                                                         (Dollars in thousands)
                                                         -----------------------
     Accumulated Amortization                            $      20    $      10
                                                         ==========   ==========


     FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes its liability for policy amounts that are not subject to policyholder mortality or longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2001 was 5.80%.

          Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

          The Company also establishes liabilities for amounts payable under annuity contracts. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

          Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 92% and 96% of the Company's sales were through The Dime Agency in 2001 and 2000, respectively.

          All policy reserves are established as the present value of estimated future policy benefits, such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

     RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

          Premiums related to annuity policies with life contingencies are recognized as revenues when due.

          Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     INCOME TAXES

          The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

          The Company will file a consolidated federal income tax return with MLIIC and MetLife Insurance Company of California ("MLIICCA"). The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

     REINSURANCE

          Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

          In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

     SEPARATE ACCOUNTS

          Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

     APPLICATION OF ACCOUNTING PRONOUNCEMENTS

          Effective January 1, 2001, the Company adopted SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133") as amended by SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - AN AMENDMENT TO FASB STATEMENT NO. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

          Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES -- A REPLACEMENT OF FASB STATEMENT NO. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's financial statements.

          Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON CERTAIN INVESTMENTS ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

          In June 2001, the FASB issued SFAS No. 141, BUSINESS COMBINATIONS ("SFAS 141"), and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $10 thousand for both of the years ended December 31, 2001 and 2000. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirement by December 31, 2002.

          In July 2001, the SEC released Staff Accounting Bulletin No. 102, SELECTED LOAN LOSS ALLOWANCE AND DOCUMENTATION ISSUES ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

          In October 2001, the FASB issued SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's financial statements at the date of adoption.

          Effective October 1, 2000, the Company adopted SAB No. 101, REVENUE RECOGNITION IN FINANCIAL STATEMENTS ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

          Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.   INVESTMENTS

     FIXED MATURITIES

          Fixed maturities at December 31, 2001 were as follows:

                                                      Cost or     Gross Unrealized     Estimated
                                                     Amortized  --------------------      Fair
                                                       Cost       Gain       Loss        Value
                                                     ---------  ---------  ---------   ---------
                                                               (Dollars in thousands)
                                                                --------------------
Bonds:

  U.S. Treasury securities and obligations of U.S.
     government corporations and agencies            $    888   $     59   $      2    $    945
  Corporate                                            53,078      1,790        384      54,484
  Mortgage- and asset-backed securities                77,127      1,517        469      78,175
                                                     ---------  ---------  ---------   ---------
  Total fixed maturities                             $131,093   $  3,366   $    855    $133,604
                                                     =========  =========  =========   =========


          Fixed maturities at December 31, 2000 were as follows:

                                                      Cost or     Gross Unrealized     Estimated
                                                     Amortized  --------------------      Fair
                                                       Cost       Gain       Loss        Value
                                                     ---------  ---------  ---------   ---------
                                                               (Dollars in thousands)
                                                                --------------------
Bonds:

  U.S. Treasury securities and obligations of U.S.
     government corporations and agencies            $    820   $     63   $      -    $    883
  Corporate                                            34,910      1,301         70      36,141
  Mortgage- and asset-backed securities                48,356      1,053          -      49,409
  Other                                                     -          -          -           -
                                                     ---------  ---------  ---------   ---------
  Total fixed maturities                             $ 84,086   $  2,417   $     70    $ 86,433
                                                     =========  =========  =========   =========


          The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $4,275 thousand and $2,679 thousand at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

          The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                        Cost or
                                                       Amortized    Estimated
                                                          Cost      Fair Value
                                                       ---------    ---------
     Bonds

     Due in one year or less                           $  7,002     $  7,146
     Due after one year through five years               32,348       33,135
     Due after five years through ten years               9,963       10,506
     Due after ten years                                  4,653        4,642
                                                       ---------    ---------
       Subtotal                                          53,966       55,429
     Mortgage- and asset-backed securities               77,127       78,175
                                                       ---------    ---------
       Total bonds                                     $131,093     $133,604
                                                       =========    =========

          Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

          Sales of securities classified as available-for-sale were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001          2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Proceeds                                           $   79,912   $    2,426
     Gross realized gains                               $    1,361   $        -
     Gross realized losses                              $      951   $       27


          The Company had no impaired fixed maturities in 2001 or 2000.

          Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

          ASSETS ON DEPOSIT

          The Company had assets on deposit with regulatory agencies with a fair market value of $452 thousand and $882 thousand at December 31, 2001 and 2000, respectively.

          NET INVESTMENT INCOME

          The components of net investment income were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Fixed maturities                                   $    8,213   $    4,515
     Cash, cash equivalents and short-term investments       1,595          609
     Other                                                      20           (4)
                                                        -----------  -----------
          Net investment income                         $    9,828   $    5,120
                                                        ===========  ===========

          NET INVESTMENT GAINS

          Net investment gains (losses) were as follows

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Fixed maturities                                   $      410   $      (12)
     Other                                                     220          (15)
                                                        -----------  -----------
          Total                                         $      630   $      (27)
                                                        -----------  -----------
     Amounts allocable to deferred policy acquisition
       costs                                                  (422)          18
                                                        -----------  -----------
          Net realized investment gains (losses)        $      208   $       (9)
                                                        ===========  ===========

          NET UNREALIZED INVESTMENT GAINS

          The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Fixed maturities                                   $    2,511   $    2,347
                                                        -----------  -----------

     Amounts allocable to deferred policy acquisition
       costs                                                (1,483)      (1,502)
     Deferred income taxes                                    (359)        (296)
                                                        -----------  -----------
          Total                                             (1,842)      (1,798)
                                                        -----------  -----------
          Net unrealized investment gains               $      669   $      549
                                                        ===========  ===========

          The changes in net unrealized investment gains were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Balance at January 1                               $      549   $        -
     Unrealized investment gains during the year               164        2,347
     Unrealized investment gains relating to:
     Amounts allocable to deferred policy acquisition costs     19       (1,502)
     Deferred income taxes                                     (63)        (296)
                                                        -----------  -----------
     Balance at December 31                             $      669   $      549
                                                        ===========  ===========
     Net change in unrealized investment gains          $      120   $      549
                                                        ===========  ===========

3. FAIR VALUE INFORMATION

          The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Amounts related to the Company's financial instruments were as follows:
                                                        Carrying     Estimated
                                                          Value      Fair Value
                                                        -----------  -----------
     DECEMBER 31, 2001                                  (Dollars in thousands)
     -----------------
     ASSETS:
       Fixed maturities                                 $  133,604   $  133,604
       Short-term investments                                  572          572
       Cash and cash equivalents                             8,159        8,159
     LIABILITIES:
       Policyholder account balances                       224,999      202,172


                                                        Carrying     Estimated
                                                          Value      Fair Value
                                                        -----------  -----------
     DECEMBER 31, 2000                                  (Dollars in thousands)
     -----------------
     ASSETS:
       Fixed maturities                                 $   86,433   $   86,433
       Short-term investments                                1,193        1,193
       Cash and cash equivalents                            20,443       20,443
     LIABILITIES:
       Policyholder account balances                        72,567       62,856

          The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     FIXED MATURITIES

          The fair value of fixed maturities are based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

          The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     POLICYHOLDER ACCOUNT BALANCES

          The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

4.   SEPARATE ACCOUNTS

          Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $3,301 thousand and $3,039 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

          Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $65 thousand and $13 thousand for the years ended December 31, 2001 and 2000, respectively.

5.   COMMITMENTS AND CONTINGENCIES

          There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

6.   INCOME TAXES

          The provision for income taxes was as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Current:
       Federal                                          $    1,241   $       65
     Deferred:
       Federal                                                (944)         887
                                                        -----------  -----------
     Provision for income taxes                         $      295   $      952
                                                        ===========  ===========


          Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Tax provision at U.S. statutory rate               $      300   $      893
     Tax effect of:
       Tax exempt investment income                             (9)           2
       Goodwill amortization                                     3            3
       State tax net of federal benefit                          -           65
       Other, net                                                1          (11)
                                                        -----------  -----------
     Provision for income taxes                         $      295   $      952
                                                        ===========  ===========

          Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                         -----------------------
                                                            2001        2000
                                                        -----------  -----------
                                                          (Dollars in millions)
     Deferred income tax assets:
       Reserves for future policy benefits              $      549   $      118
       Tax basis of intangible assets purchased              1,392        1,768
       Investments                                           3,371            -
       Value of business acquired                                -          328
       Loss and credit carryforwards                           509          462
                                                        -----------  -----------
                                                             5,821        2,676
                                                        -----------  -----------

     Deferred income tax liabilities:
       Investments                                               -          524
       Value of business acquired                              199            -
       Deferred policy acquisition costs                     2,843          469
       Net unrealized investment gains                         359          296
       Other, net                                              438          285
                                                        -----------  -----------
                                                             3,839        1,574
                                                        -----------  -----------
     Net deferred income tax asset                      $    1,982   $    1,102
                                                        ===========  ===========

          A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

          The Company has net operating loss carryforwards amount to $1,200 thousand at December 31, 2001, and expire between 2013 and 2016. The Company also has capital loss carryforwards of $300 thousand at December 31, 2001 which will expire in 2005 and 2006. The loss carryforwards are expected to be utilized during the period allowed.

          Xerox Financial Services, Inc. and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $10,800 thousand for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

          The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

7.   REINSURANCE

          Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP.

          In 1991, the Company entered into a reinsurance agreement with Nationwide Life Insurance Company ("Nationwide") to cede 100% of the Company's traditional life insurance policies. The Company ceded reserves of $1,728 thousand and $1,696 thousand to Nationwide at December 31, 2001 and 2000, respectively. Reinsurance does not discharge the Company for its primary liability to policyholders.

8.   RELATED PARTY TRANSACTIONS

          The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, Inc. and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc. provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 for the Company were $1,160 thousand.

          Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC") which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 by the Company were $566 thousand.

          Management believes that intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

9.   OTHER EXPENSES

          Other expenses were comprised of the following:

                                                        YEARS ENDED DECEMBER 31,
                                                           2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
                                                        ------------------------
     Compensation                                       $      116   $      431
     Commissions                                             7,500        2,824
     Amortization of policy acquisition costs                  976          (98)
     Capitalization of policy acquisition costs             (9,179)      (2,949)
     Rent, net of sublease income                               12           42
     Other                                                   1,625          426
                                                        -----------  -----------
          Total other expenses                          $    1,050   $      676
                                                        ===========  ===========

10.  STOCKHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

          The amount of dividends which can be paid to shareholders by insurance companies domiciled in New York is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

     STATUTORY EQUITY AND INCOME

          Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized. In addition, New York Statutory Accounting Practices do not provide for deferred income taxes. Statutory net income (loss) of the Company, as filed with the Department, was $1,476 thousand and $(2,565) thousand for the years ended December 31, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $27,871 thousand and $26,520 thousand at December 31, 2001 and 2000, respectively.

                                                              DECEMBER 31,
                                                        ------------------------
                                                            2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
     Statutory capital and surplus                      $   27,871   $   26,520
     GAAP adjustments for:
       Future policy benefits and policyholders account
          balances                                          (8,994)      (1,672)
       Deferred policy acquisition costs                    10,936        3,136
       Deferred income taxes                                 1,982        1,102
       Valuation of investments                              1,271           95
       Statutory asset valuation reserves                      742          532
       Statutory interest maintenance reserve                3,685        3,637
       Other, net                                               59        3,519
                                                        -----------  -----------
     Stockholder's Equity                               $   37,552   $   36,869
                                                        ===========  ===========


          The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased the Company's capital and surplus by approximately $700 thousand. The adoption of the Codification as modified by the Department, did not have any impact on the Company's statutory capital and surplus as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

11.  OTHER COMPREHENSIVE INCOME

          The following table sets forth the reclassification adjustments required for the years ended December 31, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:


                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                                    ------------------------
                                                                                                       2001          2000
                                                                                                    -----------  -----------
                                                                                                     (DOLLARS IN THOUSANDS)
     Holding gains on investments arising during the year                                           $      792   $    2,320
     Income tax effect of holding gains                                                                   (270)        (791)
     Reclassification adjustments:
          Recognized holding (gains) losses included in current year income:                              (410)          27
          Amortization of Premium and discount on investments                                             (218)           -
          Recognized holding (losses) gains allocated to other policyholder amounts                        422          (18)
          Income tax effect                                                                                 70          (10)
     Allocation of holding (gains) losses on investments relating to other policyholder amounts           (403)      (1,484)
     Income tax effect of allocation of holding gains or losses on investments relating to other
          policyholder amounts                                                                             137          505
                                                                                                    -----------  -----------
     Net unrealized investment gains (losses)                                                       $      120   $      549
                                                                                                    ===========  ===========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (formerly First Cova Life Insurance Company)
               Statutory Financial Statements for the Years Ended
                           December 31, 2001 and 2000
                and the Selected Statutory Basis Financial Data,
                     the Supplemental Schedule of Investment
                     Risk Interrogatories, the Supplemental
                        Schedule of Summary of Ownership
             and Relationships of Significant Affiliated Companies,
                   the Supplemental Schedule of Acquisitions,
                    Dispositions and Adjustments in Value and
                    Net Increases (Decreases) of Securities.
                        and Independent Auditors' Report.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of
First MetLife Investors Insurance Company
(formerly First Cova Life Insurance Company)

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of First MetLife Investors Insurance Company (formerly First Cova Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statutory statements of operations and capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department (the Department), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First MetLife Investors Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of First MetLife Investors Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flow for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 1 to the statutory-basis financial statements, the Company has changed certain accounting practices as a result of the adoption by the Department of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001, as modified by the Department.

Our 2001 and 2000 audits were conducted for the purpose of forming an opinion on the basic 2001 and 2000 statutory-basis financial statements taken as a whole. The selected statutory-basis financial data as of and for the year ended December 31, 2001, the supplemental schedule of investment risk interrogatories as of December 31, 2001, the supplemental schedule of summary of ownership and relationships of significant affiliated companies as of December 31, 2001, and the supplemental schedule of acquisitions, dispositions and adjustments in value and net increases (decreases) of securities for the years ended December 31, 2001 and 2000, are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2001 and 2000 statutory-basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the auditing procedures applied in our audit of the basic 2001 and 2000 statutory-basis financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic 2001 and 2000 statutory-basis financial statements taken as a whole.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002


FIRST METLIFE INVESTORS INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
  CAPITAL AND SURPLUS
DECEMBER 31, 2001 AND 2000 (In Thousands, Except Share Data)
----------------------------------------------------------------------------------------

                                                                2001            2000
                                                            -------------  -------------
ADMITTED ASSETS

Bonds                                                       $    132,333   $     86,337
Cash and short-term investments                                      724            407
Other invested assets                                              8,006         21,229
Investment income due and accrued                                  1,394          1,009
Separate Account assets                                            3,345          3,039
Other assets                                                       1,224             94
                                                            -------------  -------------
TOTAL ADMITTED ASSETS                                       $    147,026   $    112,115
                                                            =============  =============

LIABILITIES AND CAPITAL AND SURPLUS

LIABILITIES
Reserves for life and health insurance and annuities        $     88,768   $     73,958
Premium deposit funds                                                421              -
Interest maintenance reserve                                       3,685          3,637
Other policy liabilities                                          13,083              -
Asset valuation reserve                                              742            532
Separate Account liabilities                                       3,337          3,037
Other liabilities                                                  9,119          4,431
                                                            -------------  -------------
TOTAL LIABILITIES                                                119,155         85,595
                                                            -------------  -------------

CAPITAL AND SURPLUS
Capital stock (par value $10.00 per share, 200,000 shares
   authorized, 200,000 issued and outstanding, in 2001)            2,000          2,000
Paid-in surplus                                                   11,501         11,501
Unassigned funds                                                  14,370         13,019
                                                            -------------  -------------
TOTAL CAPITAL AND SURPLUS                                         27,871         26,520
                                                            -------------  -------------

TOTAL LIABILITIES AND CAPITAL AND SURPLUS                   $    147,026   $    112,115
                                                            =============  =============



See accompanying notes to statutory financial statements.
----------------------------------------------------------------------------------------

                                           F-3

FIRST METLIFE INVESTORS INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (In Thousands)
-----------------------------------------------------------------------------------------------

                                                                      2001             2000
                                                                  -------------   -------------
INCOME
Premiums, annuity considerations and deposit funds                $     19,133    $          -
Considerations for supplementary contracts and dividend
  accumulations                                                             52               -
Net investment income                                                    7,901           4,542
Other income                                                             9,222          56,706
                                                                  -------------   -------------

Total income                                                            36,308          61,248
                                                                  -------------   -------------

BENEFITS AND EXPENSES
Benefit payments (other than dividends)                                  8,909           6,696
Changes to reserves, deposit funds and other policy liabilities         14,809          52,116
Insurance expenses and taxes (other than federal income and
  capital gains taxes)                                                   9,177           3,719
Net transfers to (from) Separate Accounts                                  603           1,249
                                                                  -------------   -------------

Total benefits and expenses before dividends to policyholders           33,498          63,780
                                                                  -------------   -------------

Net gain (loss) from operations before federal income tax                2,810          (2,532)
Federal income tax expense (excluding tax on capital
  gains (losses))                                                        1,240              33
                                                                  -------------   -------------

Gain (loss) from operations                                              1,570          (2,565)

Net realized capital (losses) or gains                                     (94)              -
                                                                  -------------   -------------

NET INCOME (LOSS)                                                        1,476          (2,565)

CHANGES IN CAPITAL AND SURPLUS
Change in investment valuation reserves                                   (211)            (60)
Other adjustments - net                                                     86             (93)
                                                                  -------------   -------------

NET CHANGES IN SURPLUS                                                   1,351          (2,718)

CAPITAL AND SURPLUS AT BEGINNING OF YEAR                                26,520          29,238
                                                                  -------------   -------------

CAPITAL AND SURPLUS AT END OF YEAR                                $     27,871    $     26,520
                                                                  =============   =============

See accompanying notes to statutory financial statements.
-----------------------------------------------------------------------------------------------

                                           F-4


FIRST METLIFE INVESTORS INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (In Thousands)
-------------------------------------------------------------------------------------------------------------

                                                                                     2001            2000
                                                                                -------------   -------------
CASH PROVIDED
Premiums and annuity considerations received                                    $     33,874    $          9
Considerations for supplementary contracts and dividend
  accumulations received                                                                  52               -
Net investment income received                                                         7,614           4,592
Other income received                                                                  7,570          56,696
                                                                                -------------   -------------
Total receipts                                                                        49,110          61,297
                                                                                -------------   -------------

Benefits paid (other than dividends)                                                   8,904           6,747
Insurance expenses and taxes paid (other than federal
  income and capital gains taxes)                                                      9,462           3,905
Net cash transfers (from) to Separate Accounts                                           636           1,299
Federal income tax refunds (excluding tax on capital gains and losses)                     -              32
Other - net                                                                                -              80
                                                                                -------------   -------------

Total payments                                                                        19,002          12,063
                                                                                -------------   -------------

NET CASH FROM OPERATIONS                                                              30,108          49,234
                                                                                -------------   -------------

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid (after deducting
  income taxes on capital gains of $0 for 2001 and $303 for 2000)                    133,154           8,808
Cost of long-term investments acquired                                              (166,381)        (61,445)
                                                                                -------------   -------------

NET CASH FROM INVESTMENTS                                                            (33,227)        (52,637)
                                                                                -------------   -------------

CASH FROM FINANCING AND OTHER
Other - net                                                                            3,436           2,641
                                                                                -------------   -------------
NET CASH FROM FINANCING AND OTHER                                                      3,436           2,641
                                                                                -------------   -------------

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                            317            (762)

CASH AND SHORT-TERM INVESTMENTS

BEGINNING OF YEAR                                                                        407           1,169
                                                                                -------------   -------------

END OF YEAR                                                                     $        724    $        407
                                                                                =============   =============


See accompanying notes to statutory financial statements.
-------------------------------------------------------------------------------------------------------------

                                                      F-5

FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     COMPANY OWNERSHIP
     First MetLife Investors Insurance Company (the Company) (formerly First Cova Life Insurance Company), a New York domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company (MLI), a Missouri domiciled life insurance company. MLI is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

     On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company. Effective February 12, 2001, First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company.

     BUSINESS
     The Company is a provider of insurance and financial services to institutional and individual customers. The Company offers single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

     BASIS OF ACCOUNTING AND ACCOUNTING CHANGE
     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Effective January 1, 2001, the Department required that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual - Version effective January 1, 2001 (the Manual) as modified by the Department. Accordingly, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flow for the year then ended have been determined in accordance with the new accounting principles.

     o Accounting changes adopted to conform to the provisions of the Manual as modified are reported as changes in accounting principles. The cumulative effect of the changes in accounting principles has been reported as an adjustment of unassigned surplus at January 1, 2001. The cumulative effect is the difference between the amount of capital and surplus at January 1, 2001 and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods;

     o Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under accounting principles generally accepted in the United States of America (GAAP), acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins;

     o Reserves for Life, Health and Annuity Policies: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP. Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values;

     o Deferred income taxes: Prior to January 1, 2001, a federal income tax provision was made only on a current basis for statutory accounting, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, NAIC Statutory Accounting Principles (NAIC SAP) requires an amount be recorded for deferred taxes; however, there are limitations as to the amount of deferred tax assets (DTA) that may be reported as "admitted assets." Effective January 1, 2001, deferred tax assets are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the statements of admitted assets, liabilities, and capital and surplus date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities (DTL). The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. The Department has not adopted the codification standards for deferred taxes;

     o Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

          That net deferral is reported as the "interest maintenance reserve"
          (IMR) in the accompanying statements of admitted assets, liabilities, and capital and surplus. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

               The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned funds; AVR is not recognized for GAAP;

     o Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale;

     o Nonadmitted Assets: Assets are reported under NAIC SAP at "admitted asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the statements of admitted assets, liabilities, and capital and surplus, net of any valuation allowance. Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, unsecured loans or cash advances to officers or agents, company's stock as collateral for loans, non-bankable checks, and trade names and other intangible assets, and other assets not specifically identified as an "admitted asset" within the Manual are excluded from the accompanying statements of admitted assets. liabilities, and capital and surplus.


     INVESTMENTS
     Bonds qualifying for amortization are stated at amortized cost; all other bonds are at prescribed values. Short-term investments generally mature within one year and are carried at amortized cost, which approximates estimated fair value. Policy loans are stated at unpaid principal balances.

     Impairments of individual investments that are considered to be other than temporary are recognized when incurred.

     Mandatory reserves have been established for general account investments in accordance with guidelines prescribed by insurance regulatory authorities. Such reserves consist of the AVR for all invested assets and the IMR. Changes to the AVR are reported as direct additions to or deductions from surplus. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal capital gains tax; IMR amortization is included in net investment income.

     Net realized capital gains or losses are presented net of capital gains tax or benefit, respectively, and transfers to the IMR.

     INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES
     Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner's Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Liabilities for life policy reserves and interest sensitive life insurance contracts are based on the 1958 and 1980 Commissioner's Standard Ordinary (CSO) table with appropriate statutory interest and mortality assumptions. Reserve interest rates ranged from 5.25% to 8.25% for annuity products and from 3.5% to 5.5% for life products.

     Periodically, to reflect changes in circumstances, the Company may change the assumptions, methodologies or procedures used to calculate reserves.

     For the year ended December 31, 2001, consideration of $153,359 thousand received on deposit-type funds, which do not contain any life contingencies, was recorded directly to the related liability. During fiscal year 2000, consideration received on deposit-type funds totaling $56,675 thousand was recorded as income in the statement of operations.

     For the year ended December 31, 2001, reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. During fiscal year 2000, withdrawals of $78 thousand to return funds to the contract holder were recorded as a benefit expense in the statement of operations.

     INCOME AND EXPENSES
     In general, premiums are recognized over the premium-paying period of the policies. Investment income is reported as earned. Expenses, including policy acquisition costs and federal income taxes, are charged to operations as incurred.

     SEPARATE ACCOUNT OPERATIONS
     Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities. Investments (stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized gains and losses on the investments of the Separate Accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of operations and capital and surplus and cash flow.

     CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES
     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification) for life insurance companies. Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, became effective January 1, 2001. This change in accounting principles would be shown as part of capital and surplus as "cumulative effect of changes in accounting principles." There was no effect to surplus as of January 1, 2001, but Codification changed how the Company accounted for certain items.

     A reconciliation of the Company's capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is shown below (in thousands):

          Statutory Capital and Surplus,
          New York Basis                          $   27,871

          NAIC PRESCRIBED PRACTICES:
          Deferred Federal Income Taxes                1,670
                                                  -----------
          Statutory Capital and Surplus,
          NAIC SAP                                $   29,541
                                                  ===========

     There is no difference between net income based on NAIC SAP and practices prescribed and permitted by the Department.

     ESTIMATES
     The preparation of financial statements in conformity with accounting practices prescribed or permitted by regulatory authorities requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     RECLASSIFICATIONS
     Certain 2000 amounts have been reclassified to conform to the 2001 presentation.


NOTE 2 - INVESTMENTS

     At December 31, bonds are as follows (in thousands):

                                                      Cost or     Gross Unrealized     Estimated
                                                     Amortized  --------------------      Fair
                                                       Cost       Gain       Loss        Value
                                                     ---------  ---------  ---------   ---------
2001
Bonds:
  U.S. Treasury securities and obligations of U.S.
     government corporations and agencies            $    908   $     39   $     (2)   $    945
  Corporate                                            51,644        878       (608)     51,914
  Mortgage and asset-backed securities                 77,273      1,456       (554)     78,175
  Other                                                 2,508        255          -       2,763
                                                     ---------  ---------  ---------   ---------
Total Bonds                                          $132,333   $  2,628   $ (1,164)   $133,797
                                                     =========  =========  =========   =========

                                                      Cost or     Gross Unrealized     Estimated
                                                     Amortized  --------------------      Fair
                                                       Cost       Gain       Loss        Value
                                                     ---------  ---------  ---------   ---------
2000
Bonds:
  U.S. Treasury securities and obligations of U.S.
     government corporations and agencies            $    845   $     38   $      -    $    883
  Mortgage and asset-backed securities                 49,044        365          -      49,409
  Other                                                36,448        175       (482)     36,141
                                                     ---------  ---------  ---------   ---------
Total Bonds                                          $ 86,337   $    578   $   (482)   $ 86,433
                                                     =========  =========  =========   =========

     The amortized cost and estimated fair value of bonds, by contractual maturity, at December 31, 2001 are shown below (in thousands). Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                       Amortized    Estimated
                                                          Cost      Fair Value

     Due in one year or less                           $  7,021     $  7,146
     Due after one year through five years               32,727       33,135
     Due after five years through ten years              10,427       10,506
     Due after ten years                                  4,885        4,835
                                                       ---------    ---------
       Subtotal                                        $ 55,060     $ 55,622
     Mortgage and asset-backed securities                77,273       78,175
                                                       ---------    ---------
       TOTAL                                           $132,333     $133,797
                                                       =========    =========

     At December 31, 2001, the Company had no bonds with estimated fair values that were below investment grade or not rated by an independent rating agency. At December 31, 2001, non-income-producing bonds were insignificant.

     Proceeds from the sales of securities during 2001 and 2000 were $40,582 thousand and $5,326 thousand, respectively. During 2001 and 2000, respectively, gross gains of $220 thousand and $0 and gross losses of $1,054 thousand and $93 thousand were realized on those sales. Realized investment gains and losses are determined by specific identification.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its bond portfolio.

     LOAN-BACKED SECURITIES
     Loan-backed securities, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using the level-yield method, which considers the estimated timing and amount of prepayment of the underlying mortgage loans. Prepayment assumptions for single class and multi-class mortgages-backed/asset-backed securities were obtained from broker dealer survey values or internal estimates.

     ASSETS ON DEPOSIT
     The Company had investment assets on deposit with regulatory agencies with a carrying value of $880 thousand at December 31, 2001 and 2000.

     NET INVESTMENT INCOME
     The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                               2001       2000
                                                             --------   --------
          Bonds                                              $ 7,973    $ 4,179
          Short-term investments                                 745        179
          Other                                                  870        425
                                                             --------   --------
               Gross investment income                         9,588      4,783
                    Less: Investment expenses                  1,592         59
                                                             --------   --------
          Net investment income, before IMR amortization       7,996      4,724
               IMR amortization                                  (95)      (182)
                                                             --------   --------
          Net investment income                              $ 7,901    $ 4,542
                                                             ========   ========

     REALIZED CAPITAL GAINS AND LOSSES
     Realized capital gains (losses) on investments for the years ended December 31 were as follows (in thousands):

                                                                         2001     2000
                                                                        ------   ------
          Bonds                                                         $(361)   $ (78)
          Other                                                           220      (15)
                                                                        ------   ------
          Gross realized capital (losses) gains                          (141)     (93)
               Less: federal income tax (benefits) expense                  -      (33)
                                                                        ------   ------
          Net realized capital (losses) gains before transfer to IMR     (141)     (60)
               Net realized capital (losses) gains transferred to IMR     (47)     (60)
                                                                        ------   ------
          Net realized capital (losses) gains                           $ (94)   $   -
                                                                        ======   ======

     OTHER INVESTED ASSETS
     As of December 31, 2001 and 2000, respectively, the Company held $8,006 thousand or 5.7% and $21,229 thousand or 19.6% of its total invested assets in the Metropolitan Money Market Pool (the pool). The pool is a New York general partnership consisting of the Company and other wholly owned subsidiaries of Metropolitan Life. The pool was formed as a private pass-through investment vehicle to enable partners to invest, on a pooled basis, in U.S. Treasury securities and high quality corporate money market instruments. Although for economic and administrative convenience the pooled securities are held in the name of the pool, each member's investment represents that company's pro rata undivided ownership in each of the pooled securities.

NOTE 3 - RELATED PARTY INFORMATION

     The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, Inc. and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc. provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 for the Company were $1,160 thousand.

     Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC") which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company which provides underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 by the Company were $566 thousand.

     Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs, that would be incurred if the company operated on a standalone basis.

NOTE 4 - REINSURANCE AND OTHER INSURANCE TRANSACTIONS

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts.

     The Company entered into various reinsurance agreements with MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $134,225 thousand at December 31, 2001. Net earnings to MetLife from that business are experience refunded to the Company. In substance, the agreements represent a guarantee by MetLife of new business and renewed single premium deferred annuity business. There was no impact on the Company's surplus resulting from the reinsurance transactions with MetLife.

     The financial statements are shown net of ceded reinsurance. Reinsurance financial data for the years ended December 31, 2001 and 2000, is as follows (in thousands):

                                                       2001              2000
                                                    ----------       ----------
     Reinsurance ceded:
          Premiums                                  $  134,259       $       36
          Reduction in insurance liabilities           139,091            1,772

NOTE 5 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31, 2001 are as follows:

     Subject to discretionary withdrawal (in thousands):     Amount   % of Total

     1.   with market value adjustment:                   $ 216,326     93.70%

     2.   at book value less surrender
           charge of 5% or more:                              5,323      2.31%

     3.   at market value:                                    3,164      1.37%
                                                          ----------  ----------

     4.   Total with adjustment or at market value:       $ 224,813     97.38%

     5.   at book value without adjustment
           (minimal or no charge or adjustment):                  0      0.00%

          Not subject to discretionary withdrawal:            6,055      2.62%
                                                          ----------  ----------

          Total (gross):                                  $ 230,868    100.00%

          Reinsurance ceded:                                138,482
                                                          ---------

          Total (net)*(3)-(4):                            $  92,386
                                                          ---------


     The following information is obtained from the applicable exhibit in the Company's December 31, 2001 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported (in thousands).

     Life & Accident & Health Annual Statement:

          Exhibit 8, Section B, Total (net):                $   88,589
          Exhibit 8, Section C, Total (net):                        48
          Exhibit 8, Section G, Lines 0700005-7:                 1,228
          Exhibit 10, Column 1, Line 9:                            421
          Less Part of Exhibit 8, Section G, Lines 0799998      (1,097)
                                                            -----------
          Subtotal:                                         $   89,189

     Separate Accounts Annual Statement:

          Exhibit 6, Column 2, Line 0299999:                $    3,164
          Exhibit 7, Column 1, Line 09:                             33
          Page 3, Line 3:                                            0
                                                            -----------
          Subtotal:                                         $    3,197
                                                            -----------

          Combined Total:                                   $   92,386
                                                            ===========

NOTE 6 - FEDERAL INCOME TAXES

     The Company's federal income tax return is consolidated with the following entities MLI and MetLife Investors Insurance Company of California. The consolidating companies have executed a tax allocation agreement. Under this agreement, the federal income tax provision is computed on a separate return basis and entities included in the consolidated return pay federal income taxes on that basis or receive reimbursement to the extent that their losses and other credits result in a reduction of the current year's consolidated tax liability.

     Federal income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended.

     Total federal income taxes on operations and realized capital gains of $1,240 thousand and $0 were incurred in 2001 and 2000, respectively.

     The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons (in thousands):

          1.   Expected federal income tax expense (benefit)     $    983
          2.   Tax-exempt income (loss)                          $     (9)
          3.   Other                                             $    265
                                                                 ---------
          4.   Total incurred income tax expense (benefit)       $  1,240
                                                                 =========

NOTE 7 - OTHER COMMITMENTS AND CONTINGENCIES

     In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory statements of admitted assets, liabilities, and capital and surplus or operations. Under an indemnification agreement with Xerox Corporation, the Company is not liable for any litigation expenses arising from events occurring prior to June 1, 1995.

NOTE 8 - CAPITAL AND SURPLUS

     The Company's capital is comprised of common stock. There are 200,000 shares authorized, 200,000 shares issued and outstanding, with a par value of $10.00 per share. The Company has no preferred stock. There were no restrictions placed on the Company's surplus, including for whom the surplus is being held. The Company does not hold stock for special purposes.

     The Company had $14,370 thousand unassigned surplus in 2001. The portion of unassigned funds represented or reduced by each item below is as follows (in thousands):

          a. Non-admitted asset values                      84
          b. Asset valuation reserves                     (211)
          c. Surplus (contributed to) withdrawn
               from Separate Accounts                        2


     DIVIDEND RESTRICTIONS
     The amount of dividends that can be paid to shareholders by insurance companies domiciled in New York is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

NOTE 9 - FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The estimated fair value information is shown below for December 31, 2001 and 2000 (in thousands):

                                                                      Carrying   Estimated
                                                                        Value    Fair Value
                                                                      ---------  ---------
          2001
          ----
          ASSETS
            Bonds                                                     $132,333   $133,797
            Cash and short-term investments                                724        724
            Other invested Assets                                        8,006      8,006
          LIABILITIES
            Investment contracts included in:
               Reserves for life and health insurance and annuities   $ 88,768   $ 64,935
               Premium deposit funds                                       421        421

                                                                      Carrying   Estimated
                                                                        Value    Fair Value
                                                                      ---------  ---------
          2000
          ----
          ASSETS
            Bonds                                                     $ 86,337   $ 86,433
            Cash and short-term investments                                407        407
            Other invested Assets                                       21,229     21,229
          LIABILITIES
            Investment contracts included in:
               Annuity contracts                                      $ 74,239   $ 72,578


     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     BONDS
     The fair value of bonds is based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     CASH AND SHORT-TERM INVESTMENTS
     The carrying values for cash and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     OTHER INVESTED ASSETS
     Other invested assets consist of investment in a MetLife pooling arrangement that invests in money market funds. Statement value approximates fair value.

     INVESTMENT CONTRACTS AND DEPOSIT FUNDS
     The fair value of investment contracts and deposit funds are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

First MetLife Investors Insurance Company

TABLE OF CONTENTS TO SUPPLEMENTAL SCHEDULES





     DESCRIPTION                                                        PAGE

SCHEDULE 1
  Selected Statutory Basis Financial Data
     As of and for the Year Ended December 31, 2001                       1


SCHEDULE 2
  Supplemental Investment Risk Interrogatories as of December 31, 2001    3


SCHEDULE  A
  Summary of Ownership and Relationships of Significant
     Affiliated Companies as of December 31, 2001                         12


SCHEDULE B
  Acquisitions, Dispositions and Adjustments in Value,
     And Net Increases (Decreases) of Securities for the Years
     Ended December 31, 2001 and 2000                                     14


FIRST METLIFE INVESTORS INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE 1 - SELECTED STATUTORY BASIS DATA
As of December 31, 2001

Investment Income Earned

     U.S. government bonds                                              $     96,894
     Other bonds (unaffiliated)                                            7,876,010
     Common stocks (unaffiliated)                                                 48
     Short-term investments                                                  744,737
     Other invested assets                                                   850,382
     Aggregate write-ins for investment income                                19,511
                                                                        -------------
     Gross investment income                                            $  9,587,582
                                                                        =============

Other Long Term Assets - Statement Value                                $          -
                                                                        =============

Bonds and Short-Term Investments by Class and Maturity:

     Bonds by Maturity - Statement Value

     Due within one year or less                                        $ 15,007,902
     Over 1 year through 5 years                                          63,122,506
     Over 5 years through 10 years                                        18,050,995
     Over 10 years through 20 years                                        7,067,141
     Over 20 years                                                        29,084,495
                                                                        -------------
     Total by Maturity                                                  $132,333,039
                                                                        =============

Bonds by Class - Statement Value
     Class 1                                                            $100,979,548
     Class 2                                                              27,147,038
     Class 3                                                               4,206,453
     Class 4                                                                       -
     Class 5                                                                       -
     Class 6                                                                       -
                                                                        -------------

     Total by Class                                                     $132,333,039
                                                                        =============

     Total Bonds Publicly Traded                                        $129,889,183
                                                                        =============

     Total Bonds Privately Traded                                       $  2,443,856
                                                                        =============

Cash on Deposit                                                         $    724,384
                                                                        =============

Amount of Accidental Death Insurance In Force Under Ordinary Policies   $        304
                                                                        =============


                                       1




Life Insurance Policies with Disability Provisions In Force:

     Industrial                                                         $          -
                                                                        =============

     Ordinary                                                           $      1,899
                                                                        =============

     Credit Life                                                        $          -
                                                                        =============

     Group Life                                                         $          -
                                                                        =============

Supplementary Contracts In Force:

     Ordinary - Not Involving Life Contingencies
      Amount on Deposit                                                 $          -
                                                                        =============

      Income Payable                                                    $    105,147
                                                                        =============

     Ordinary - Involving Life Contingencies
      Income payable                                                    $      4,664
                                                                        =============

     Group - Not Involving Life Contingencies

      Amount on Deposit                                                 $          -
                                                                        =============

     Group - Involving Life Contingencies

      Income Payable                                                    $          -
                                                                        =============

Annuities:

     Ordinary

      Immediate - Amount of Income Payable                              $          -
                                                                        =============

      Deferred - Fully Paid Account Balance                             $227,900,040
                                                                        =============

      Deferred - Not Fully Paid Account Balance
                                                                        -------------

FIRST METLIFE INVESTORS INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES As of December 31, 2001


1. State the reporting entity's total admitted assets as reported on Page 2 of this annual statement.
$ 147,025,488

                                                             Percentage of Total
               Investment Category           Amount            Admitted Assets
               -----------------------------------------------------------------
     2.01       BONDS                      $ 9,874,989               6.7%
     2.02       BONDS                      $ 4,947,305               3.4%
     2.03       BONDS                      $ 4,891,339               3.3%
     2.04       BONDS                      $ 4,682,942               3.2%
     2.05       BONDS                      $ 3,854,932               2.6%
     2.06       BONDS                      $ 3,022,137               2.1%
     2.07       BONDS                      $ 2,998,742               2.0%
     2.08       BONDS                      $ 2,976,046               2.0%
     2.09       BONDS                      $ 2,491,911               1.7%
     2.10       BONDS                      $ 2,119,184               1.4%

       Bonds           1             2           Preferred Stocks   3      4
       -----------------------------------       -------------------------------
3.01   NAIC-1    $ 100,979,548     68.7%   3.07       P/RP-1
3.02   NAIC-2    $  27,147,038     18.5%   3.08       P/RP-2
3.03   NAIC-3    $   4,206,453      2.9%   3.09       P/RP-3
3.04   NAIC-4                              3.10       P/RP-4
3.05   NAIC-5                              3.11       P/RP-5
3.06   NAIC-6                              3.12       P/RP-6


4. Assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatories 5-10 Yes [X] No [ ]

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating.

                                                       1              2
                                                  ---------------------------
5.01  Countries rated NAIC-1
5.02  Countries rated NAIC-2
5.03  Countries rated NAIC-3 or below


6. Two largest foreign investment exposures to a single county, categorized by NAIC sovereign rating:

      Countries rated NAIC-1:                          1              2
                                                  ---------------------------
6.01  Country:
6.02  Country:

      Countries rated NAIC-2:
6.03  Country:
6.04  Country:

      Countries rated NAIC-3:
6.05  Country:
6.06  Country:


                                                       1              2
                                                  ---------------------------
7. Aggregate unhedged foreign currency exposure


8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                       1              2
                                                  ---------------------------
8.01  Countries rated NAIC-1
8.02  Countries rated NAIC-2
8.03  Countries rated NAIC-3 or below


9. Two largest unhedged foreign currency exposures to a single country, categorized by NAIC sovereign rating:

      Countries rated NAIC-1:                          1              2
                                                  ---------------------------
9.01  Country
9.02  Country

      Countries rated NAIC-2:
9.03  Country
9.04  Country

      Countries rated NAIC-3 or below:
9.05  Country
9.06  Country

               1                              2                   3
          NAIC Rating
     ------------------------------------------------------------------------
10.01
10.02
10.03
10.04
10.05
10.06
10.07
10.08
10.09
10.10


11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian currency exposure, including Canadian-currency-denominated investments of (11.01)$ supporting Canadian-denominated insurance liabilities of (11.02)$

    Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 12.
    (11.03)   Yes [X]  No [ ]

12. Aggregate Canadian investment exposure.
                                                       1              2
                                                  ---------------------------
    12.01  Canadian investments
    12.02  Unhedged Canadian currency exposure


13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

    Assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 13. Yes [X] No [ ]


               1                              2                   3
     ------------------------------------------------------------------------
13.01 Aggregate statement value of investments with contractual sales restrictions

       Largest 3 investments with contractual sales restrictions:
13.02
13.03
13.04

14. State the aggregate amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt or Class 1).

    Assets held in equity interests less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 14. Yes [X] No [ ]

               1                              2                   3
     Investment Category
     ------------------------------------------------------------------------
14.01
14.02
14.03
14.04
14.05
14.06
14.07
14.08
14.09
14.10


15. State the amounts and percentages of the entity's total admitted assets held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 1447 without volume restrictions.

    Assets held in nonaffiliated, privately place equities less than 2.5% or the reporting entity's total admitted assets, therefore detail not required for interrogatory 15. Yes [X] No [ ]

               1                              2                   3
     ------------------------------------------------------------------------
15.01 Aggregate statement value of investments held in nonaffiliated, privately placed equities

       Largest 3 investments held in nonaffiliated, privately
       placed equities:
15.02
15.03
15.04

16. State the aggregate amounts and percentages of the entity's total admitted assets held in general partnership interests (included in other equity securities).

    Assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 16. Yes [X] No [ ]

               1                              2                   3
     ------------------------------------------------------------------------
16.01 Aggregate statement value of investments held in general partnership interests

       Largest 3 investments held in general partnership interests:
16.02
16.03
16.04


17. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entity's total admitted assets held.

    Mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatories 17 and 18. Yes [X] No [ ]

    Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

               1                              2                   3
     Type (Residential, Commercial, Agricultural)
     ------------------------------------------------------------------------
17.01
17.02
17.03
17.04
17.05
17.06
17.07
17.08
17.09
17.10

18. Aggregate mortgage loans having the following loan-to value ratios as determined from the most current appraisal as of the annual statement date:

                         Residential          Commercial         Agricultural
     Loan-to-Value       1         2         3         4         5         6
     ---------------------------------------------------------------------------
18.01  above 95%
18.02  91% to 95%
18.03  81% to 90%
18.04  71% to 80%
18.05  below 70%

18.06  Construction loans

18.07  Mortgage loans over
       90 days past due

18.08  Mortgage loans in the
       process of foreclosure

18.09  Mortgage loans
       foreclosed

18.10  Restructured
       mortgage loans

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

    Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 19. Yes [X] No [ ]

               1                              2                   3
     ------------------------------------------------------------------------
19.01
19.02
19.03
19.04
19.05

20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:


                              At Year-end          At end of Each Quarter
                                              1st Qtr    2nd Qtr   3rd Qtr
                              1         2         3         4         5
                         -------------------------------------------------------
20.01  Securities lending (do not include
       assets held as collateral for
       such transactions

20.02  Repurchase agreements

20.03  Reverse repurchase agreements

20.04  Dollar repurchase agreements

20.05  Dollar reverse repurchase
       agreements


21. State the amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps, and floors:

                                                Owned              Written
                                             1         2         3         4
                                        ----------------------------------------
21.01  Hedging
21.02  Income generation
21.03  Other

22. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

                              At Year-end          At end of Each Quarter
                                              1st Qtr    2nd Qtr   3rd Qtr
                              1         2         3         4         5
                         -------------------------------------------------------
22.01  Hedging
22.02  Income generation
22.03  Replications
22.04  Other


23. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts:

                              At Year-end          At end of Each Quarter
                                              1st Qtr    2nd Qtr   3rd Qtr
                              1         2         3         4         5
                         -------------------------------------------------------
23.01  Hedging
23.02  Income generation
23.03  Replications
23.04  Other


24. State the amount and percentages of the 10 largest investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule.

                         1                        2         3
               --------------------------------------------------------------
24.01
24.02
24.03
24.04
24.05
24.06
24.07
24.08
24.09
24.10

                      METROPOLITAN LIFE INSURANCE COMPANY


                                   SCHEDULE A
                   SUMMARY OF OWNERSHIP AND RELATIONSHIPS OF
                        SIGNIFICANT AFFILIATED COMPANIES
                               DECEMBER 31, 2001


For purposes of this summary, significant affiliated companies include common stock investments in subsidiaries (excluding partnerships and mutual funds) of Metropolitan Life Insurance Company ("Metropolitan Life"), that were either directly owned by Metropolitan Life or had contributed capital from Metropolitan Life in excess of $50 million as of December 31, 2001. Unless noted, all subsidiaries are 100 percent owned by each parent company.

Benefit Services Corporation (1)
CRB Co., Inc. (1)
CRH Companies, Inc. (1)
G.A. Holding Corporation (1)
GenAmerica Financial Corp. (1)
   General American Life Insurance Company (2)
Hyatt Legal Plans, Inc. (1)
Jefferson Pilot Omega Seguros de Vida S.A. (1),(2)
MetLife Saengmyoung Insurance Company, Ltd. (1),(2)
L/C Development Corporation (1)
MetDent, Inc. (1)
MetLife CC Holding Company (1)
MetLife General Insurance Agency, Inc. (1)
MetLife Holdings, Inc. (1)
MetLife Holdings Luxembourg S.A. (1)
MetLife (India) Private Ltd. (1)
MetLife International Holdings, inc. (1)
   Metropolitan Life Seguros de Vida S.A. (Argentina)
MetLife Investors Group (1)
   MetLife Investors USA Insurance Company (2)
MetLife New England Holdings, Inc. (1)
   New England Life Insurance Company (2)
MetLife Securities, Inc. (1)
MetLife Security Insurance Company of Louisiana (1), (2)
MetLife Trust Company, National Association (1)
MetPark Funding, Inc. (1)
Metropolitan Life Holdings, Netherlands BV (1)
Metropolitan Life Seguros de Vida S.A. (Uruguay) (1), (2)
   Metropolitan Life Ubezpieczen na Zycie S.A. (1)

Metropolitan Marine Way Investments Limited (1)
Metropolitan Realty Management, Inc. (1)
Metropolitan Tower Life Insurance Company (1), (2)
Metropolitan Asset Management Corporation (1)
Metropolitan Property and Casualty Insurance Company (1), (2)
   Metropolitan Group Property and Casualty Insurance Company (2)
Metropolitan Tower Realty Company, Inc. (1)
New England Portfolio Advisors, Inc. (1)
Park Twenty Three Investments Company (MLI Ownership of 1%) (1)
P.T. MetLife Sejahtera (MLI Ownership of 94.3%) (1)
SSRM Holdings, Inc. (1)
   State Street Research Investment Services, Inc.
St. James Fleet Investments Two Limited (MLI Ownership of 34%) (1)
Texas Life Insurance Company (1), (2)
Tossle Company (1)
One Madison Investments (Cayco) Limited (MLI Ownership of 99%) (1)
One Madison Merchandising L.L,C. (1)
Reinsurance Group of America, Incorporated (MLI Ownership of 9.6%) Santander Met, S.A, (MLI Ownership of 50%) (1)
   Seguros Genesis, S .A. (Spain) (2)
   Genesis Seguros Generales, Sociedad Anonirna de Seguros y Reaseguros (2) Seguros Genesis, S.A. (Mexico) (MLI Ownership of 96.81%) (1),(2)
Transmountain Land & Livestock Company (1)
VirtualFinances.com, Inc. (1)
23rd Street Investments, Inc. (1)
334 Madison Avenue BTP-D Investor, LLC (1)
334 Madison Avenue BTP-E Investor, LLC (1)
334 Madison Euro Investments, Inc. (1)


       (1)     DIRECT SUBSIDIARY OF METROPOLITAN LIFE
       (2)     INSURER

FIRST METLIFE INVESTORS INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE B
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


Acquisitions, dispositions and adjustments in value, and net increases (decreases) of securities are summarized as follows:

                                                 Dispositions
                                               and Adjustments     Net Increases
                               Acquisitions        in Value         (Decreases)
                               -------------     -------------     -------------

2001
----

Bonds:
   Long-term                   $143,789,417      $(97,427,426)     $ 46,361,991


Stocks:
   Common                                30               (30)
                               -------------     -------------     -------------
      Total                    $143,789,447      $(97,427,456)     $ 46,361,991
                               =============     =============     =============



2000
----

Bonds:
   Long-term                   $ 40,215,800      $ (8,271,804)     $ 31,943,996
                               -------------     -------------     -------------
      Total                    $ 40,215,800      $ (8,271,804)     $ 31,943,996
                               =============     =============     =============

     FIRST COVA LIFE INSURANCE COMPANY
     STATUTORY FINANCIAL STATEMENTS
     DECEMBER 31, 1999, 1998, AND 1997

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder
First Cova Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Cova Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1999, on the basis of accounting described in note 2.

/s/ KPMG LLP

Chicago, Illinois
March 3, 2000


FIRST COVA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1999 AND 1998
(In Thousands, Except Share Data)
-------------------------------------------------------------------------------------------------

ADMITTED ASSETS                                                            1999           1998
                                                                         ---------      ---------
  Bonds                                                                  $ 54,543       $ 58,302
  Other invested asset                                                        520              -
  Cash and short-term investments                                           1,169          5,894
                                                                         ---------      ---------
           Total cash and investments                                      56,232         64,196
                                                                         ---------      ---------

  Investment income due and accrued                                           803            829
  Other assets                                                                  1              8
                                                                         ---------      ---------
            Total admitted assets excluding Separate Account assets        57,036         65,033
  Separate Account assets                                                   1,853            958
                                                                         ---------      ---------
TOTAL ADMITTED ASSETS                                                    $ 58,889       $ 65,991
                                                                         =========      =========

LIABILITIES AND CAPITAL STOCK AND SURPLUS

  Aggregate reserve for life policies and annuity contracts              $ 21,918       $ 30,366
  Supplementary contracts without life contingencies                          331            288
  Life policy and annuity contract claims                                      (1)            (1)
  Interest maintenance reserve                                              3,516          3,192
  General expenses due or accrued                                             114             64
  Transfers to Separate Accounts due or accrued                               (54)           (31)
  Taxes, licenses, and fees due or accrued
    excluding Federal income taxes                                            225            216
  Federal income taxes                                                      1,103          1,393
  Remittances and items not allocated                                          14             22
  Asset valuation reserve                                                     472            523
  Payable to parent, subsidiaries, and affiliates                              19             20
  Reinsurance payable to parent                                                 -          1,369
  Checks outstanding                                                          141            291
  Accounts payable - security purchases                                         -            480
                                                                         ---------      ---------
           Total liabilities excluding Separate Account liabilities        27,798         38,192
Separate Account liabilities                                                1,853            958
                                                                         ---------      ---------
           Total liabilities                                               29,651         39,150
                                                                         ---------      ---------


  Common capital stock, $10 par value. Authorized,
    issued, and outstanding 200,000 shares                                  2,000          2,000
  Gross paid-in and contributed surplus                                    11,501         11,501
  Unassigned surplus                                                       15,737         13,340
                                                                         ---------      ---------
           Total capital stock and surplus                                 29,238         26,841
                                                                         ---------      ---------

           Total liabilities and capital stock and surplus               $ 58,889       $ 65,991
                                                                         =========      =========

See accompanying notes to statutory financial statements.


FIRST COVA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(In Thousands)
----------------------------------------------------------------------------------------------------------------------------

                                                                                     1999            1998            1997
                                                                                  ----------      ----------      ----------
INCOME:
  Premiums and annuity considerations                                             $       -       $(128,883)      $       -
  Deposit-type funds                                                                    977             948           6,851
  Considerations for supplementary contracts
    without life contingencies                                                          106             219              54
  Net investment income                                                               4,169          13,813          13,771
  Amortization of interest maintenance reserve                                         (228)           (347)           (244)
  Separate Account net gain from operations
    excluding unrealized gains or losses                                                  -              11               -
  Separate Account administration fee income                                             21               9               2
                                                                                  ----------      ----------      ----------

           Total income (loss)                                                        5,045        (114,230)         20,434
                                                                                  ----------      ----------      ----------

BENEFITS AND EXPENSES:
  Death benefits                                                                          -           2,471           3,294
  Annuity benefits                                                                      360             383             365
  Surrender benefits and other fund withdrawals                                       9,607          12,758           7,222
  Interest on policy or contract funds                                                    -              47              11
  Payment on supplementary contracts without
      life contingencies                                                                 78              62              24
  (Decrease) increase in aggregate reserves
      for life policies and annuity contracts                                        (8,448)       (134,624)          5,904
  Increase in reserve for supplementary
      contracts without life contingencies                                               43             168              30
  Commissions on premiums, annuity
      considerations and deposit-type funds                                              38              44             239
  Commissions and expense allowances on
       reinsurance assumed                                                                -             405             423
  General insurance expenses                                                            727             679             966
  Insurance taxes, licenses, and fees,
      excluding Federal income taxes                                                      -            (170)            142
  Net transfers to Separate Accounts                                                    665             446             388
  Other expenses                                                                          -               -               1
                                                                                  ----------      ----------      ----------

           Total benefits and expenses                                                3,070        (117,331)         19,009
                                                                                  ----------      ----------      ----------

Income from operations before Federal income taxes
  and realized capital gains                                                          1,975           3,101           1,425

Federal income tax (benefit) expense,
  excluding tax on capital gains                                                       (371)            837             145
                                                                                  ----------      ----------      ----------

           Net gain from operations before realized capital gains                     2,346           2,264           1,280

Realized capital gains (net of tax expense of $75 and $992 in 1999 and 1998, respectively, and tax benefit of $89 in 1997, and net of amounts transferred to the IMR of $95, $1,263 and $(122), in 1999, 1998, and 1997,
  respectively)                                                                           -               -               -
                                                                                  ----------      ----------      ----------

           Net income                                                                 2,346           2,264           1,280
                                                                                  ==========      ==========      ==========

See accompanying notes to statutory financial statements.


FIRST COVA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(In Thousands)
-------------------------------------------------------------------------------------------------------


                                                                    1999         1998            1997
                                                                 ---------     ---------      ---------
CAPITAL STOCK                                                    $  2,000      $  2,000       $  2,000

GROSS PAID-IN AND CONTRIBUTED SURPLUS                              11,501        11,501         11,501

UNASSIGNED SURPLUS:
  Balance - beginning of year                                      13,340        10,863          9,642
  Net income                                                        2,346         2,264          1,280
  Change in reserve on account of change in valuation basis             -          (781)             -
  Change in asset valuation reserve                                    51         1,005            (59)
  Other changes in surplus in separate accounts statement               -           (11)             -
                                                                 ---------     ---------      ---------

  Balance - end of year                                            15,737        13,340         10,863
                                                                 ---------     ---------      ---------

TOTAL CAPITAL STOCK AND SURPLUS                                  $ 29,238      $ 26,841       $ 24,364
                                                                 =========     =========      =========


See accompanying notes to statutory financial statements.


FIRST COVA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(In Thousands)
-------------------------------------------------------------------------------------------------------------------------

                                                                                  1999            1998             1997
                                                                               ----------      ----------      ----------
CASH FROM OPERATIONS:
Premiums and annuity considerations                                            $       -       $(128,883)      $       -
Deposit-type funds                                                                   977             948           6,852
Considerations for supplementary contracts without life contingencies                106             219              54
Net investment income                                                              4,236          15,912          13,310
Separate Account administration fee income                                            21               9               2
                                                                               ----------      ----------      ----------

                                                                                   5,340        (111,795)         20,218

Death benefits                                                                         0           3,196           2,842
Surrender benefits and other fund withdrawals                                      9,607          12,758           7,222
Other benefits to policyholders, primarily annuity benefits                          438             495             399
Commissions, other expenses, and taxes paid, excluding Federal income tax            726           1,262           1,709
Net transfers to Separate Accounts                                                   688             456             409
Federal income taxes (recovered) paid, excluding tax on capital gains                (81)           (622)            544
                                                                               ----------      ----------      ----------

                                                                                  11,378          17,545          13,125
                                                                               ----------      ----------      ----------

           Net cash (used in) from operations                                     (6,038)       (129,340)          7,093

CASH FROM INVESTMENTS:
  Proceeds from investments sold, matured, or repaid:
    Bonds                                                                         21,380         118,066          40,473
    Mortgage loans                                                                     0          11,057             364
                                                                               ----------      ----------      ----------

           Total investment proceeds                                              21,380         129,123          40,837

TAXES (PAID) RECOVERED ON CAPITAL GAINS AND LOSSES                                   (54)           (721)             67

COST OF INVESTMENTS ACQUIRED:
  Bonds                                                                           17,492          14,981          44,688
  Mortgage loans                                                                       -           1,500             479
  Other invested asset                                                               520               0               0
                                                                               ----------      ----------      ----------

           Total investments acquired                                             18,012          16,481          45,167

NET (DECREASE) INCREASE IN POLICY LOANS                                                -         (20,544)          1,651
                                                                               ----------      ----------      ----------

           Net cash from (used for) investments                                    3,314         132,465          (5,914)

CASH FROM (USED IN) FINANCING AND MISCELLANEOUS SOURCES:
  Cash provided - other                                                                8             761              13
  Cash applied - other                                                            (2,009)         (1,018)         (2,155)
                                                                               ----------      ----------      ----------

           Net cash used in financing and miscellaneous sources                   (2,001)           (257)         (2,142)
                                                                               ----------      ----------      ----------

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                     (4,725)          2,868            (963)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF YEAR                               5,894           3,026           3,989
                                                                               ----------      ----------      ----------

CASH AND SHORT-TERM INVESTMENTS AT END OF YEAR                                 $   1,169       $   5,894       $   3,026
                                                                               ==========      ==========      ==========

See accompanying notes to statutory financial statements.

FIRST COVA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.    COMPANY OWNERSHIP AND NATURE OF BUSINESS

      COMPANY OWNERSHIP

      First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), which is a downstream subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is wholly owned by GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

      On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation an all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase was completed on January 6, 2000.

      NATURE OF BUSINESS

      The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain Federal income tax penalties on withdrawals.

      Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 54% of the Company's sales were through Edward Jones and Company in both 1999 and 1998, and approximately 58% of the Company's sales were through Dreyfus Service Organization in 1997.

2.    BASIS OF PRESENTATION

      The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 1999, 1998, and 1997 are in conformity with prescribed practices.

      Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

      The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting.

      Another difference arises from Federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

      Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

      The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with generally accepted accounting principles:


                                                         1999          1998          1997
                                                       --------      --------      --------
                                                                 (IN THOUSANDS)
Net income (loss):
As reported under statutory accounting practices       $ 2,346       $ 2,264       $ 1,280
Deferred acquisition costs                                  61            51           477
Change in reserve for policies and contracts              (168)       (5,499)          344
Interest maintenance reserve                               323         1,609           122
Deferred income taxes                                     (923)        3,003          (827)
Amortization of intangible assets and liabilities         (338)       (4,370)         (216)
Loss on securities due to reinsurance recaptured             -        (1,986)            -
Premiums recaptured                                          -         2,164             -
Other, net                                                 (25)          (17)          421
                                                       --------      --------      --------

       As reported under generally accepted
            accounting principles                      $ 1,276       $(2,781)      $ 1,601
                                                       ========      ========      ========

                                                             1999            1998          1997
                                                           ---------      ---------     ---------
                                                                 (IN THOUSANDS)
Capital stock and surplus:
As reported under statutory accounting practices           $ 29,238       $ 26,841      $ 24,364
Deferred acquisition costs                                      637            576           525
Reserves for policies and contracts                             110            301         5,173
Asset valuation reserve                                         472            523         1,528
Interest maintenance reserve                                  3,516          3,192         1,583
Unrealized (depreciation) appreciation of investments        (2,654)           897         2,964
Deferred income taxes                                         2,010          2,191        (1,163)
Present value of future profits                               1,705            491         3,350
Goodwill                                                      1,886          2,009         2,131
                                                           ---------      ---------     ---------

       As reported under generally accepted
            accounting principles                          $ 36,920       $ 37,021      $ 40,455
                                                           =========      =========     =========

      In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date for the Company's state of domicile is January 1, 2001. The Company is currently evaluating the impact of the Codification on its statutory financial statements.

      In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. Investment valuation is most affected by the use of estimates and assumptions.

      The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flow of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or a loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of such securities and the related recognition of income.

3.    BASIS OF VALUATION AND INCOME RECOGNITION OF INVESTED ASSETS

      Asset values are generally stated as follows:

      o     Investments are valued as prescribed by the NAIC.

      o Bonds not backed by other loans are valued at amortized cost using the interest method.

      o Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond with a corresponding charge or credit to interest income (the retrospective method).

      Other invested asset consists of investment in Farmers Insurance Exchange surplus note. The surplus note carries an interest rate of 8.5% and matures in August 1, 2004.

      Investment income is recorded when earned. Realized capital gains and losses on the sales of investments are determined on the basis of specific costs of investments and are credited or charged to income net of federal income taxes.

4.    REVENUE AND EXPENSE RECOGNITION

      Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

5.    ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

      Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses presumably resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income

6.    FEDERAL INCOME TAXES

      Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made nor liability established for the tax effect of timing differences between financial reporting and taxable income.

      For 1999, the Company will file a consolidated Federal income tax return with its parent company, CFSLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

      Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Corporation which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

      The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to the 1999, 1998, and 1997 net gain from operations before Federal income taxes as follows:

                                             1999                     1998                     1997
                                   ----------------------   -----------------------  -----------------------
                                                                 (In Thousands)
Computed expected tax expense      $   692         35.0%     $ 1,085         35.0%     $   499         35.0%
Tax basis reserve adjustment            44          2.2           41          1.3           13          0.9
IMR amortization                        80          4.0          121          3.9           85          6.0
Proxy tax on insurance
  acquisition costs                      -          0.0            3          0.1           33          2.3
Adjustment for prior years            (821)       (41.6)          48          1.5         (127)        (8.9)
Intangible amortization               (376)       (19.0)        (376)       (12.1)        (376)       (26.4)
Other                                   10          0.6          (85)        (2.7)          18          1.3
                                   --------     --------     --------     --------     --------     --------

Total tax (benefit) expense        $  (371)       (18.8)%    $   837         27.0%     $   145         10.2%
                                   ========     ========     ========     ========     ========     ========

      The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

7.    TRANSACTIONS WITH AFFILIATES

      The Company had entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with Conning Asset Management Company, a Missouri corporation and an affiliate of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies during 1999, 1998, and 1997 were $361,042 and $386,821, and
      $339,670, respectively.

8.    CAPITAL STOCK AND SURPLUS RESTRICTIONS

      The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

9.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107), extends fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

      These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions or market conditions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND ACCRUED INVESTMENT INCOME

            The carrying value amounts reported in the balance sheets for these instruments approximate their fair values.

            BONDS

            Fair value of bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

            OTHER INVESTED ASSET

            Other invested asset consists of investment in Farmers Insurance Exchange surplus note, at 8.5% and matures at August 1, 2004. The amortized cost and estimated fair value of the surplus note is approximately $520,000.

            INVESTMENT CONTRACTS

            The Company's policy contracts require beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $883,000 and $1,118,000 less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

10.    LIFE AND ANNUITY ACTUARIAL RESERVES

      There are no deferred fractional premiums on any policies sold or currently in force. There are no premiums beyond the date of death. There are no required reserves for the waiver of deferred fractionals or refund of premiums beyond the date of death.

      Substandard policies are valued using a modification of the standard valuation tables based on the substandard rating. The modification is a 25% additional mortality increase of the standard table for each table rating.

      As of December 31, 1999, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York.

      The tabular interest has been determined from the basic data for the calculation of policy reserves.

      Tabular interest for funds not involving life contingencies for each valuation rate and contractual guaranteed rate was determined as the statutory amount required to support the required statutory reserve based on the Commissioner's annuity reserve valuation method. Generally it is 1/100 of the product of such valuation rate of interest times the mean funds at the beginning and end of the valuation period or issue date of the policy, if less.

      The life and annuity actuarial reserves as provided in the accompanying statutory financial statements segregated by type and valuation characteristics for 1999 and 1998 are given below.

                            1999             1998
                        --------------   -------------          Valuation                  Withdrawal
         Type              Reserve         Reserve             basic/rate                Characteristic
         ----           --------------   -------------   ------------------------   -------------------------
                                 (IN THOUSANDS)

Structured settlements  $       1,124    $      1,090    1983 IAM 8.25%             No withdrawal permitted
SPDA - 1 year                  11,192          11,585    CARVM 5.25% - 6.25%        Fixed surrender charge
SPDA - 5 year                       -          11,867    CARVM 5.75% - 6.25%        Withdrawal limited to
                                                                                       10% per year
SPDA - 5 year                   4,889             314    CARVM 5.25% - 6.25%        Market value adjustment
SPDA - 6 year                      43              42    CARVM 5.75%                Market value adjustment
SPDA - 7 year                   5,564           6,249    CARVM 5.25% - 5.75%        Market value adjustment
Variable annuity-fixed            229             310    5.25% - 7.00%              Fixed surrender charge
Ordinary life                     130             123    1958 CSO 3.5% NL           Fixed surrender charge
Ordinary life                     271              39    1980 CSO CRVM              Fixed surrender charge
Ordinary life                      43             249    1980 CSO 4.5% NO           Fixed surrender charge
Ordinary life                       1               2    Group conversion           Fixed surrender charge
                                                            excess mortaliy
Ordinary life                       3               3    Guaranteed insurability    Fixed surrender charge
Miscellaneous                      19              16              ---                        ---
Reinsurance ceded              (1,590)         (1,523)             ---                        ---
                        --------------   -------------

                        $      21,918    $     30,366
                        ==============   =============

11.    INVESTMENTS

      The cost or amortized cost and estimated fair value of bonds at December 31, 1999 and 1998 is as follows:

                                                                 1999
                                    -------------------------------------------------------------
                                     COST OR       GROSS         GROSS      ESTIMATED
                                    AMORTIZED    UNREALIZED   UNREALIZED      FAIR       CARRYING
                                      COST         GAINS        LOSSES       VALUE         VALUE
                                     --------     --------     --------     --------     --------
                                                             (IN THOUSANDS)
Bonds:
   Governments                       $ 1,446      $     -      $    41      $ 1,405      $ 1,446
   Public utilities                    3,814            -          121        3,693        3,814
   Industrial and miscellaneous       49,283           31          988       48,326       49,283
                                     --------     --------     --------     --------     --------

Total bonds                          $54,543      $    31      $ 1,150      $53,424      $54,543
                                     ========     ========     ========     ========     ========

                                    -------------------------------------------------------------
                                     COST OR       GROSS        GROSS       ESTIMATED
                                    AMORTIZED    UNREALIZED   UNREALIZED      FAIR       CARRYING
                                      COST         GAINS        LOSSES        VALUE       VALUE
                                     --------     --------     --------     --------     --------
                                                            (IN THOUSANDS)
Bonds:
   Governments                       $ 1,288      $    45          $ -      $ 1,333      $ 1,288
   Public utilities                    1,800           45            -        1,845        1,800
   Industrial and miscellaneous       55,214        1,039          114       56,139       55,214
                                     --------     --------     --------     --------     --------

Total bonds                          $58,302      $ 1,129      $   114      $59,317      $58,302
                                     ========     ========     ========     ========     ========

      The amortized cost and estimated fair value of bonds at December 31, 1999, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

                                                                   ESTIMATED
                                                 CARRYING            FAIR
                                                   VALUE            VALUE
                                               --------------   --------------
                                                       (IN THOUSANDS)

Due in one year or less                        $       3,490    $       3,489
Due after one year through five years                 21,583           21,305
Due after five years through ten years                15,474           14,635
Due after ten years                                    7,120            7,120
Mortgage-backed securities                             6,876            6,875
                                               --------------   --------------

Total                                          $      54,543    $      53,424
                                               ==============   ==============

      Approximately 45.9% of the Company's bonds are of highest quality, 48.1% are of high quality, and 6.0% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31 1999 or 1998, as the Company intends to hold the investments until such time as no significant loss would result.

      The components of net investment income were as follows:

                                               1999         1998         1997
                                             --------     --------     --------
                                                       (IN THOUSANDS)

Income on bonds                              $ 4,061       11,211       11,354
Income on mortgage loans                           -          855          786
Income on short-term investments                 144          242          197
Income on cash on deposit                          -            6            7
Income on policy loans                             -        1,588        1,531
Income on other invested assets                   18            -            -
                                             --------     --------     --------

Total investment income                        4,223       13,902       13,875
Investment expenses                              (54)         (89)        (104)
                                             --------     --------     --------

Net investment income                        $ 4,169       13,813       13,771
                                             ========     ========     ========

Realized capital gains/(losses):
   Mortgages                                 $     -          661            0
   Bonds                                         170        1,594         (211)
   Short-term investments                          -            -            -
                                             --------     --------     --------

Net realized gains/(losses) on investments   $   170        2,255         (211)
                                             ========     ========     ========

      Proceeds from sales, redemptions, and paydowns of investments in bonds during 1999 were $21,379,855. Gross gains of $224,080 and gross losses of $56,712 were realized on those sales.

      Proceeds from sales, redemptions, and paydowns of investments in bonds during 1998 were $118,066,396. Gross gains of $2,641,028 and gross losses of $1,046,860 were realized on those sales.

      Proceeds from sales, redemptions, and paydowns of investments in bonds during 1997 were $40,473,142. Gross gains of $213,835 and gross losses of $424,506 were realized on those sales.

      Bonds with a carrying value of approximately $866,583 at December 31, 1999 were deposited with governmental authorities as required by law.

      The Company held the following individual securities which exceeded 10% of capital stock and surplus as of December 31, 1999 and 1998:

                                                             AMORTIZED
Long-term debt securities                                      COST
-------------------------                                  --------------
                                                           (IN THOUSANDS)

1999:
   Community First Bankshares                                $    4,000
   Time Warner                                                    3,145
   Develop Div Rlty                                               3,005
   ERAC USA Finance                                               2,998
   Salomon Inc.                                                   2,947
                                                             -----------

1998:
   Community First Bankshares                                $    4,000
   FNMA Remic Tr 1992 Ser 124-PH                                  3,433
   Countryside Mtg. 1993-12 A4                                    3,211
   Time Warner                                                    3,200
   Develop Div Rlty                                               3,019
   ERAC USA Finance                                               2,998
   RJR Nabisco Inc.                                               2,947
   Salomon Inc.                                                   2,934
                                                             -----------

12.   NON-ADMITTED ASSETS

      Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

13.   REINSURANCE

      In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company.

      The Company ceded reserves of $1,687,957 and $1,634,569 at December 31, 1999 and 1998, respectively, to Nationwide Life Insurance Company. Reinsurance does not discharge the Company from its primary liability to policyholders.

14.   RISK-BASED CAPITAL

      The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level RBC were $29,710,733 and $903,209, respectively. At this level of adjusted capital, no action is required.

15.   GUARANTY FUND ASSESSMENTS

      The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999 but for which assessments have not yet been determined.

      The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 1999 as management believes that such assessments are not material to the financial statements.

16.   COMMITMENTS AND CONTINGENCIES

      In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory financial statements.

17.   OTHER

      Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

          The following financial statements of the Separate Account are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2.   Statement of Assets and Liabilities of December 31, 2001.

          3.   Statement of Operations for the year ended December 31, 2001.

          4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

          5.   Notes to Financial Statements - December 31, 2001 and 2000.

          The following financial statements of the Company are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2001 and 2000.

          3. Statutory Statements of Operations for the years ended December 31, 2001, 2000, and 1999.

          4. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 2001, 2000, and 1999.

          5. Statutory Statements of Cash Flow for the Years ended December 31, 2001, 2000, and 1999.

          6. Notes to Statutory Financial Statements - December 31, 2001, 2000, and 1999

          7.   Independent Auditors' Report.

          8. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 1999 and 1998.

          9. Statutory Statements of Operations for the years ended December 31, 1999, 1998, and 1997.

         10. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 1999, 1998, and 1997.

         11. Statutory Statements of Cash Flow for the Years ended December 31, 1999, 1998, and 1997.

         12. Notes to Statutory Financial Statements - December 31, 1999, 1998, and 1997.




    b.     Exhibits
           ---------------------------------------------------------------

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

          2.   Not Applicable.

          3.   Form of Principal Underwriter's Agreement.+

          4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.*
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)*
           (v)  Withdrawal Charge Endorsement***
           (vi) Form of Endorsement (Name Change)+

          5.   Application for Variable Annuity.**

          6.(i) Copy of Articles of Incorporation of the Company.*

           (ii) Copy of the Bylaws of the Company.*

          7.   Not Applicable.

          8. (i) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and Met Investors Series Trust (to be filed by amendment)

          (ii) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

          (iii)Form of Fund Participation Agreement between First Cova Life Insurance Company and Massachusetts Financial Services Company.+

          (iv) Form of Fund Participation  Agreement among Oppenheimer  Variable
               Account  Funds,  OppenheimerFunds,   Inc.  and  First  Cova  Life
               Insurance Company.+

          (v) Form of Fund Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and First Cova Life Insurance Company.+

          (vi) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company.+

          (vii)Form of Fund Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and First Cova Life Insurance Company.+

          9.   Opinion and Consent of Counsel.

          10.  Consents of Independent Auditors.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Calculation of Performance Information.+

          14.  Company Organizational Chart.***



          *    incorporated   by   reference  to   Registrant's   Post-Effective
               Amendment   No.  4  (File  Nos.   33-74174   and   811-8306)   as
               electronically filed on December 30, 1999.

          ** incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.

          ***  incorporated   by  reference  to   Registrant's   Post-Effective
               Amendment No. 5 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2000.

           + incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer and Director
Newport Beach, CA 92660

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

Francis A. Goodhue III            Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017

Richard A. Hemmings               Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

Brian A. Kroll                    Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Matthew P. McCauley               Director
700 Market Street
St. Louis, MO  63101.

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286

Phillip D. Meserve                Senior Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Senior Vice President, General Counsel,
22 Corporate Plaza Drive            Secretary and Director
Newport Beach, CA  92660

Constance Doern                   Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           and Assistant Secretary

Anthony Panarese                  Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 5 (File No. 33-74174) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 25, 2002, there were 68 Non-Qualified Contract Owners and 14 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION


The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.

The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     Met Investors Series Trust
     MetLife Investors USA Separate Account A
     MetLife Investors  Variable Annuity Account One
     MetLife Investors  Variable Annuity Account Five
     MetLife Investors  Variable Life Account One
     MetLife Investors Variable Life Account Five

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson, III              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich                   Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger              Executive Vice President, Chief Financial
22 Corporate Plaza Drive               Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                       Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                    Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse                   Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                          Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                     Senior Executive Vice President
22 Corporate Plaza Drive               and Director
Newport Beach, CA 92660

Richard C. Pearson                     Executive Vice President, General
22 Corporate Plaza Drive               Counsel, Secretary and Director
Newport Beach, CA 92660

Edward Wilson                          Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                        Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                      Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                            Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                       Senior Vice President, Associate General
22 Corporate Plaza Drive               Counsel, Chief Compliance Counsel
Newport Beach, CA 92660                and Assistant Secretary

Debora L. Buffington                   Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                  Treasurer
One Madison Avenue
New York, NY 10010


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Timothy Bigley, whose address is 4700 Westown Parkway #200, West Des Moines, IA 50266 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. First MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 24th day of April, 2002.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY


                            By: /s/JAMES A. SHEPHERDSON III
                                ------------------------------------



                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                            By: /s/JAMES A. SHEPHERDSON III
                                ------------------------------------



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




/s/GREGORY P. BRAKOVICH                                                        4/24/02
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
Gregory P. Brakovich         Officer, Co-President and Director                Date



/s/JAMES A. SHEPHERDSON III                                                    4/24/02
---------------------------- Co-Chairman of the Board, Co-Chief Executive      --------
James A. Shepherdson III     Officer, Co-President and Director                Date



/s/ROBERT MARK BRANDENBERGER                                                   4/24/02
---------------------------- Executive Vice President, Chief Financial         --------
Robert Mark Brandenberger    Officer (Principal Accounting Officer)            Date
                             and Director


/s/Norse N. Blazzard*                                                          4/24/02
-------------------------    Director                                          --------
Norse N. Blazzard                                                              Date


/s/Francis A. Goodhue*                                                         4/24/02
--------------------------   Director                                          --------
Francis A. Goodhue                                                             Date


/s/Richard A. Hemmings*                                                        4/24/02
--------------------------   Director                                          --------
Richard A. Hemmings                                                            Date


/s/Brian A. Kroll*           Director                                          4/24/02
-------------------------                                                      --------
Brian A. Kroll                                                                 Date



/s/Matthew P. McCauley*                                                        4/24/02
--------------------------   Director                                          --------
Matthew P. McCauley                                                            Date


/s/Thomas A. Price*                                                            4/24/02
--------------------------   Director                                          --------
Thomas A. Price                                                                Date




                                  *By: /s/RICHARD C. PEARSON
                                       ------------------------------------
                                       Richard C. Pearson, Attorney-in-Fact



                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.




                                                    /s/FRANCIS A. GOODHUE
                                                    ------------------------



                                INDEX TO EXHIBITS

EXHIBIT NO.


EX-99.B9       Opinion and Consent of Counsel

EX-99.B10      Consents of Independent Auditors